Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 54.0%
1,581,408		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$2,050,190	0.2
2,534,799		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	3,080,847	0.3
8,451,296		Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	9,846,124	1.0
2,561,162		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,919,079	0.3
1,180,720		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,315,276	0.1
7,541,438	(1)	Fannie Mae 2010-150 PS, 4.196%, (-1.000*US0001M + 6.600%), 12/25/2039	554,582	0.1
7,686,622	(1)	Fannie Mae 2010-95 SB, 4.196%, (-1.000*US0001M + 6.600%), 09/25/2040	1,088,988	0.1
4,760,422		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,435,869	0.6
10,258,061	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	1,206,957	0.1
32,918,856	(1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	2,599,711	0.3
308,109	(2)	Fannie Mae REMIC Trust 2002-W1 3A, 4.231%, 04/25/2042	312,595	0.0
1,284,338	(2)	Fannie Mae REMIC Trust 2002-W6 3A, 4.631%, 01/25/2042	1,306,136	0.1
1,539,780		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,762,609	0.2
3,362,894		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	3,711,027	0.4
142,473		Fannie Mae REMIC Trust 2004-61 SH, 14.375%, (-3.998*US0001M + 23.988%), 11/25/2032	209,117	0.0
4,306,505	(2)	Fannie Mae REMIC Trust 2004-W11 2A, 4.397%, 03/25/2043	4,322,717	0.4
3,165,627		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,534,116	0.4
1,035,358	(1)	Fannie Mae REMIC Trust 2005-17 ES, 4.346%, (-1.000*US0001M + 6.750%), 03/25/2035	123,096	0.0
892,454		Fannie Mae REMIC Trust 2005-59 NQ, 10.864%, (-2.500*US0001M + 16.875%), 05/25/2035	1,126,473	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
891,810		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	$980,743	0.1
252,513		Fannie Mae REMIC Trust 2006-115 ES, 16.943%, (-4.000*US0001M + 26.560%), 12/25/2036	371,255	0.0
1,840,291	(1)	Fannie Mae REMIC Trust 2006-36 SP, 4.296%, (-1.000*US0001M + 6.700%), 05/25/2036	262,887	0.0
4,669,939	(1)	Fannie Mae REMIC Trust 2006-79 SH, 4.046%, (-1.000*US0001M + 6.450%), 08/25/2036	974,246	0.1
365,282	(2)	Fannie Mae REMIC Trust 2009-12 LK, 9.604%, 03/25/2039	399,450	0.0
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,276,653	0.2
6,000,000		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	6,274,242	0.6
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,826,381	0.6
1,908,345		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,146,405	0.2
9,200,991	(1)	Fannie Mae REMIC Trust 2012-128 VS, 3.846%, (-1.000*US0001M + 6.250%), 06/25/2042	1,147,433	0.1
7,137,293	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	532,827	0.1
3,872,661	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	561,460	0.1
3,302,618	(1)	Fannie Mae REMIC Trust 2012-68 SD, 4.296%, (-1.000*US0001M + 6.700%), 06/25/2032	494,393	0.1
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,670,801	0.4
1,259,232	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	137,979	0.0
3,700,149	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	385,868	0.0
705,825		Fannie Mae REMICS 2004-89 ES, 8.779%, (-1.850*US0001M + 13.228%), 08/25/2034	736,374	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,716	(3),(4)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	$5,124	0.0
2,761,337		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	3,058,660	0.3
6,315,272	(1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	463,405	0.1
2,500,000		Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,660,446	0.3
1,199,941		Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,205,009	0.1
6,324,985		Fannie Mae Series 2016-51 S, 3.516%, (-1.000*US0001M + 5.920%), 10/25/2043	6,661,572	0.7
2,926,072	(2)	Fannie Mae Trust 2004-W2 3A, 4.489%, 02/25/2044	3,030,102	0.3
2,850,740	(2)	Fannie Mae Trust 2004-W2 4A, 4.390%, 02/25/2044	2,942,745	0.3
2,737,879		Freddie Mac 3770 GA, 4.500%, 10/15/2040	3,073,408	0.3
3,347,361		Freddie Mac REMIC Trust 2005-S001 2A2, 2.580%, (US0001M + 0.150%), 09/25/2045	3,306,019	0.3
587,045		Freddie Mac REMIC Trust 2653 SC, 5.580%, (-0.500*US0001M + 6.800%), 07/15/2033	649,567	0.1
1,527,189		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,794,263	0.2
197,724		Freddie Mac REMIC Trust 3012 ST, 13.341%, (-3.600*US0001M + 21.960%), 04/15/2035	277,024	0.0
404,249		Freddie Mac REMIC Trust 3065 DC, 12.677%, (-3.000*US0001M + 19.860%), 03/15/2035	557,289	0.1
847,192		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	954,184	0.1
5,176,130	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	114,930	0.0
453,928	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	82,766	0.0
102,123	(1)	Freddie Mac REMIC Trust 3753 PS, 3.706%, (-1.000*US0001M + 6.100%), 06/15/2040	2,498	0.0
562,210		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	597,751	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,430,414		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	$3,650,476	0.4
1,403,722	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	127,738	0.0
2,297,716		Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	3,053,605	0.3
1,269,748		Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,335,013	0.1
1,206,750		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,486,683	0.2
1,891,753	(2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 4.252%, 07/25/2033	1,923,630	0.2
1,246,572	(2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 4.210%, 02/25/2043	1,270,118	0.1
179,438	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 5.596%, (-1.000*US0001M + 8.000%), 10/25/2023	18,473	0.0
1,484,453		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,651,842	0.2
5,127,106		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,265,506	0.6
712,994		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	927,890	0.1
545,774		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	743,292	0.1
3,117,899		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	3,823,616	0.4
840,271		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	927,852	0.1
2,520,104		Ginnie Mae 2009-H01 FA, 3.533%, (US0001M + 1.150%), 11/20/2059	2,542,257	0.3
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,334,873	0.2
3,852,233		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	4,247,627	0.4
5,819,801	(3),(4)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	5,027,960	0.5
4,464,500	(1)	Ginnie Mae 2014-107 XS, 3.206%, (-1.000*US0001M + 5.600%), 07/16/2044	660,093	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,221,545	(1)	Ginnie Mae 2014-96 SQ, 3.206%, (-1.000*US0001M + 5.600%), 07/16/2044	$328,803	0.0
3,430,152		Ginnie Mae 2015-H13 FG, 2.867%, (US0001M + 0.400%), 04/20/2065	3,424,660	0.4
24,934,382	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	3,459,857	0.4
2,920,762	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	232,875	0.0
22,396,038		Ginnie Mae 2016-H20 FB, 3.017%, (US0001M + 0.550%), 09/20/2066	22,449,627	2.3
1,669,644	(1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	293,911	0.0
1,190,950	(1)	Ginnie Mae Series 2002-76 SG, 5.206%, (-1.000*US0001M + 7.600%), 10/16/2029	219,469	0.0
4,141,292		Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/2033	4,478,109	0.5
152,289		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	171,780	0.0
1,407,711		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	1,545,504	0.2
933,736		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	1,050,683	0.1
447,793	(3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	401,196	0.0
3,250,000		Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	3,607,731	0.4
3,782,547		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	4,151,546	0.4
34,718		Ginnie Mae Series 2004-87 SB, 4.911%, (-1.154*US0001M + 7.673%), 03/17/2033	34,881	0.0
1,432,848	(1)	Ginnie Mae Series 2004-98 SA, 4.317%, (-1.000*US0001M + 6.700%), 11/20/2034	300,749	0.0
1,296,827		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	1,426,533	0.1
382,154	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	64,252	0.0
1,012,617	(1)	Ginnie Mae Series 2005-7 AH, 4.376%, (-1.000*US0001M + 6.770%), 02/16/2035	170,446	0.0
1,137,718	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	227,461	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
661,625		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	$736,451	0.1
368,521		Ginnie Mae Series 2005-91 UP, 9.512%, (-2.000*US0001M + 14.300%), 09/16/2031	438,567	0.0
7,843,499		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	9,272,757	0.9
1,987,006		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	2,228,973	0.2
10,562,609	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	106,546	0.0
3,304,125		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	3,685,206	0.4
2,221,658	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	601,428	0.1
61,778		Ginnie Mae Series 2007-37 S, 16.521%, (-3.667*US0001M + 25.300%), 04/16/2037	67,754	0.0
2,300,771	(3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	2,010,949	0.2
136,824		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	149,930	0.0
417,145		Ginnie Mae Series 2007-48 SY, 13.067%, (-3.000*US0001M + 20.250%), 08/16/2037	580,702	0.1
29,088		Ginnie Mae Series 2007-5 MT, 2.603%, (US0001M + 1.900%), 02/20/2034	29,088	0.0
2,415,583	(1)	Ginnie Mae Series 2007-53 SC, 4.117%, (-1.000*US0001M + 6.500%), 09/20/2037	476,759	0.1
75,145		Ginnie Mae Series 2007-53 SW, 13.056%, (-3.000*US0001M + 20.205%), 09/20/2037	103,002	0.0
1,379,557		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	1,504,265	0.2
2,803,847		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,337,781	0.3
735,715	(1)	Ginnie Mae Series 2008-3 SA, 4.167%, (-1.000*US0001M + 6.550%), 01/20/2038	143,991	0.0
1,454,979	(1)	Ginnie Mae Series 2008-40 PS, 4.106%, (-1.000*US0001M + 6.500%), 05/16/2038	258,693	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,265,977	(1)	Ginnie Mae Series 2008-82 SA, 3.617%, (-1.000*US0001M + 6.000%), 09/20/2038	$558,101	0.1
6,849,988	(1)	Ginnie Mae Series 2009-110 SA, 3.956%, (-1.000*US0001M + 6.350%), 04/16/2039	737,998	0.1
768,970		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	875,787	0.1
1,896,741		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	2,113,804	0.2
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,202,625	0.1
3,515,950		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	3,886,896	0.4
3,244,848		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	3,505,757	0.4
2,955,064		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	3,359,025	0.3
335,437	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	13,523	0.0
1,814,101		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,417,267	0.3
5,400,665		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	7,804,653	0.8
3,159,717		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,198,355	0.4
2,320,318	(1)	Ginnie Mae Series 2009-66 QS, 3.717%, (-1.000*US0001M + 6.100%), 07/20/2039	284,643	0.0
1,161,719	(1)	Ginnie Mae Series 2009-77 SA, 3.756%, (-1.000*US0001M + 6.150%), 09/16/2039	199,464	0.0
3,414,981		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	3,982,967	0.4
958,828		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,295,670	0.1
586,709		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	662,435	0.1
1,376,866		Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,679,375	0.2
2,796,751	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	354,813	0.0
10,371,000		Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	11,594,033	1.2

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,198,986	(1)	Ginnie Mae Series 2010-116 NS, 4.256%, (-1.000*US0001M + 6.650%), 09/16/2040	$369,138	0.0
228,802	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	24,212	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,675,088	0.2
3,483,005		Ginnie Mae Series 2010-146 NL, 4.000%, 10/16/2039	3,678,773	0.4
1,704,034	(1)	Ginnie Mae Series 2010-158 SA, 3.667%, (-1.000*US0001M + 6.050%), 12/20/2040	290,864	0.0
337,357	(1)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	5,175	0.0
23,366,867	(1)	Ginnie Mae Series 2010-166 GS, 3.617%, (-1.000*US0001M + 6.000%), 12/20/2040	3,408,041	0.4
2,287,932	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	217,002	0.0
2,893,114		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	3,067,716	0.3
4,510,739		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	4,709,159	0.5
647,754	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	70,186	0.0
2,100,000		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	2,397,372	0.2
2,123,551	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	443,846	0.1
5,569,461		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	6,593,520	0.7
2,018,008		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	2,193,874	0.2
144,069	(1)	Ginnie Mae Series 2010-85 NI, 5.000%, 01/20/2038	907	0.0
673,331	(1)	Ginnie Mae Series 2010-9 SB, 4.117%, (-1.000*US0001M + 6.500%), 09/20/2038	15,826	0.0
5,895,656		Ginnie Mae Series 2010-H01 FA, 3.248%, (US0001M + 0.820%), 01/20/2060	5,936,020	0.6
7,188,204		Ginnie Mae Series 2010-H10 FB, 3.428%, (US0001M + 1.000%), 05/20/2060	7,287,690	0.7

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,907,753		Ginnie Mae Series 2010-H10 FC, 3.428%, (US0001M + 1.000%), 05/20/2060	$7,999,487	0.8
480,280	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	67,903	0.0
159,515		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	176,343	0.0
377,465	(2)	Ginnie Mae Series 2011-169 BG, 5.401%, 04/16/2039	408,561	0.0
6,970,072		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	7,493,579	0.8
1,863,394		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,953,493	0.2
6,606,640	(1)	Ginnie Mae Series 2011-73 LS, 4.307%, (-1.000*US0001M + 6.690%), 08/20/2039	552,213	0.1
5,282,723		Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	5,528,548	0.6
1,591,991		Ginnie Mae Series 2011-H07 FA, 2.967%, (US0001M + 0.500%), 02/20/2061	1,593,025	0.2
2,791,974	(1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	190,947	0.0
2,978,675	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	258,074	0.0
747,753	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	90,156	0.0
9,067,761	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	670,510	0.1
648,558	(1)	Ginnie Mae Series 2012-34 MS, 4.306%, (-1.000*US0001M + 6.700%), 04/16/2041	95,385	0.0
174,784		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	177,770	0.0
5,340,488	(1)	Ginnie Mae Series 2012-48 SA, 4.256%, (-1.000*US0001M + 6.650%), 04/16/2042	1,118,421	0.1
7,649,341	(1)	Ginnie Mae Series 2012-60 SG, 3.706%, (-1.000*US0001M + 6.100%), 05/16/2042	1,441,077	0.2
1,906,044	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	249,638	0.0
2,240,793		Ginnie Mae Series 2012-H11 VA, 3.117%, (US0001M + 0.650%), 05/20/2062	2,254,266	0.2

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,402,032		Ginnie Mae Series 2012-H12 FB, 3.517%, (US0001M + 1.050%), 02/20/2062	$25,717,119	2.6
3,028,941		Ginnie Mae Series 2012-H20 BA, 3.027%, (US0001M + 0.560%), 09/20/2062	3,034,534	0.3
7,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	7,785,935	0.8
1,338,995		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,344,158	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	554,703	0.1
1,508,912	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	221,835	0.0
7,454,285	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	1,108,608	0.1
3,658,762	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	226,413	0.0
3,098,017		Ginnie Mae Series 2013-H08 BF, 2.867%, (US0001M + 0.400%), 03/20/2063	3,090,735	0.3
4,193,724		Ginnie Mae Series 2013-H10 FT, 2.880%, (H15T1Y + 0.450%), 04/20/2063	4,212,788	0.4
3,533,484		Ginnie Mae Series 2013-H14 FC, 2.937%, (US0001M + 0.470%), 06/20/2063	3,533,781	0.4
1,158,674		Ginnie Mae Series 2013-H18 BA, 3.067%, (US0001M + 0.600%), 07/20/2063	1,162,073	0.1
3,584,921		Ginnie Mae Series 2013-H19 DF, 3.117%, (US0001M + 0.650%), 05/20/2063	3,594,267	0.4
3,311,907		Ginnie Mae Series 2013-H20 FB, 3.467%, (US0001M + 1.000%), 08/20/2063	3,345,650	0.3
4,098,521		Ginnie Mae Series 2013-H23 FA, 3.767%, (US0001M + 1.300%), 09/20/2063	4,169,726	0.4
566,392		Ginnie Mae Series 2013-H24 FB, 3.197%, (US0001M + 0.730%), 09/20/2063	569,431	0.1
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,112,204	0.3
12,519,502		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	13,202,351	1.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,289,068	(1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	$434,456	0.0
3,729,852	(1)	Ginnie Mae Series 2014-30 ES, 2.617%, (-1.000*US0001M + 5.000%), 03/20/2040	491,682	0.1
10,910,261	(2)	Ginnie Mae Series 2015-10 Q, 2.300%, 10/20/2044	10,508,357	1.1
2,364,266	(1)	Ginnie Mae Series 2015-141 IX, 0.400%, (-0.714*US0001M + 2.142%), 06/20/2045	135,269	0.0
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	12,846,881	1.3
3,377,716	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	504,652	0.1
9,594,416		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	9,851,640	1.0
15,110,063	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	2,534,136	0.3
6,858,268	(2)	Ginnie Mae Series 2016-5 AB, 4.672%, 01/20/2046	7,498,085	0.8
10,176,331		Ginnie Mae Series 2016-H08 FT, 3.187%, (US0001M + 0.720%), 02/20/2066	10,225,738	1.0
44,599,566		Ginnie Mae Series 2017-H23 FC, 2.917%, (US0001M + 0.450%), 11/20/2067	44,577,288	4.5
4,102,380		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	4,200,538	0.4
2,145,048		Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	434,388	0.0
1,643,230		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,735,235	0.2

	Total Collateralized Mortgage Obligations
	(Cost $521,611,034)		532,308,779	54.0

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
504,992	(2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.678%, 07/26/2033	529,190	0.1
106,724	(2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/2032	112,470	0.0
68,000	(2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	68,990	0.0

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
95,792	(2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.500%, 05/25/2032	$100,627	0.0

	Total Asset-Backed Securities
	(Cost $814,691)		811,277	0.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.4%
540,035	(2)	Ginnie Mae 2004-23 Z, 5.544%, 03/16/2044	572,361	0.1
6,653,474	(1),(2)	Ginnie Mae 2006-67 IO, 0.572%, 11/16/2046	24,103	0.0
633,683	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	666,442	0.1
1,104,351		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	1,154,293	0.1
239,493	(1),(2)	Ginnie Mae 2008-45 IO, 0.851%, 02/16/2048	447	0.0
550,829	(2)	Ginnie Mae 2009-115 D, 4.671%, 01/16/2050	571,135	0.0
2,905,526	(1),(2)	Ginnie Mae 2010-122 IO, 0.295%, 02/16/2044	40,903	0.0
77,211	(1),(2)	Ginnie Mae 2010-123 IA, 2.082%, 10/16/2052	1,670	0.0
28,288,152	(1),(2)	Ginnie Mae 2011-47 IO, 0.021%, 01/16/2051	90,058	0.0
560,568	(2)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	581,135	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $4,087,637)		3,702,547	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.5%
		Federal Home Loan Mortgage Corporation: 3.1%(5)
3,873,550		3.500%, 07/01/2047	3,990,249	0.4
5,219,227		3.500%, 12/01/2047	5,386,263	0.6
7,436,582		3.500%, 03/01/2048	7,719,789	0.8
8,564,736		3.500%, 11/01/2048	8,890,917	0.9
149,456		5.290%, 10/01/2037	159,313	0.0
27,472		5.410%, 07/01/2037	29,365	0.0
26,694		5.410%, 08/01/2037	28,448	0.0
18,300		5.410%, 08/01/2037	19,488	0.0
64,902		5.440%, 01/01/2037	69,397	0.0
22,718		5.440%, 02/01/2037	24,217	0.0
52,677		5.440%, 04/01/2037	56,341	0.0
32,335		5.440%, 09/01/2037	34,460	0.0
30,977		5.440%, 02/01/2038	33,136	0.0
3,245		5.440%, 06/01/2038	3,452	0.0
142,482		5.450%, 12/01/2037	150,382	0.0
109,734		5.450%, 12/01/2037	116,714	0.0
159,141		5.460%, 05/01/2037	172,180	0.0
71,027		5.460%, 08/01/2037	75,955	0.0
40,226		5.460%, 01/01/2038	42,630	0.0
86,299		5.480%, 08/01/2037	92,356	0.0
78,515		5.480%, 10/01/2037	83,375	0.0
131,292		5.500%, 08/01/2037	141,028	0.0
96,915		5.500%, 11/01/2037	103,753	0.0
29,517		5.500%, 04/01/2038	31,505	0.0
39,868		5.520%, 09/01/2037	42,724	0.0
18,619		5.520%, 10/01/2037	19,958	0.0
66,564		5.620%, 12/01/2036	71,705	0.0
101,803		5.620%, 03/01/2037	109,275	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
70,748		5.620%, 08/01/2037	$75,953	0.0
294,379		5.625%, 12/01/2036	319,203	0.1
274,615		5.625%, 01/01/2037	298,041	0.1
26,864		5.625%, 02/01/2037	28,936	0.0
180,637		5.625%, 03/01/2037	194,555	0.1
97,445		5.625%, 06/01/2037	104,562	0.0
87,302		5.625%, 07/01/2037	94,073	0.0
113,850		5.625%, 02/01/2038	122,743	0.0
761,862		5.750%, 09/01/2037	848,004	0.1
174,651		5.750%, 10/01/2037	188,848	0.0
158,501		5.750%, 11/01/2037	171,358	0.0
56,853		5.750%, 12/01/2037	61,665	0.0
101,663		6.090%, 12/01/2037	111,634	0.0
8,129		7.500%, 01/01/2030	9,543	0.0
9,072		8.000%, 01/01/2030	9,094	0.0
752		9.500%, 07/01/2020	751	0.0
			30,337,338	3.1

		Federal National Mortgage Association: 0.5%(5)
390,407		5.290%, 09/01/2037	419,299	0.1
351,897		5.290%, 09/01/2037	369,888	0.1
312,530		5.290%, 11/01/2037	333,552	0.1
86,830		5.290%, 12/01/2037	95,984	0.0
278,689		5.290%, 04/01/2038	308,251	0.1
60,129		5.350%, 04/01/2029	65,348	0.0
43,344		5.350%, 09/01/2029	47,090	0.0
72,841		5.390%, 05/01/2038	80,177	0.0
296,842		5.440%, 08/01/2047	306,797	0.0
286,394		5.440%, 08/01/2047	301,079	0.0
169,896		5.440%, 08/01/2047	175,370	0.0
165,056		5.440%, 08/01/2047	173,508	0.0
181,357		5.440%, 09/01/2047	187,225	0.0
488,887		5.440%, 10/01/2047	514,969	0.1
96,811		5.440%, 05/01/2048	101,634	0.0
111,640		5.620%, 12/01/2036	118,054	0.0
192,016		5.740%, 08/01/2037	199,228	0.0
50,163		5.875%, 06/01/2035	51,787	0.0
152,695		5.890%, 07/01/2047	160,664	0.0
229,571		5.890%, 08/01/2047	241,818	0.0
115,064		5.890%, 10/01/2047	121,628	0.0
28,498		5.900%, 09/01/2028	30,763	0.0
87,577		6.600%, 07/01/2027	93,275	0.0
46,217		6.600%, 09/01/2027	48,184	0.0
33,949		6.600%, 11/01/2027	34,201	0.0
28,430		6.600%, 06/01/2028	28,519	0.0
			4,608,292	0.5

		Government National Mortgage Association: 52.7%
66,921,000	(6)	3.000%, 08/01/2044	68,254,192	6.9
2,454,180		3.000%, 04/20/2045	2,511,842	0.3
436,190		3.000%, 11/20/2045	445,972	0.1
397,379		3.000%, 12/20/2045	406,007	0.1
120,581		3.000%, 12/20/2045	123,199	0.0
347,471		3.000%, 12/20/2045	355,167	0.0
413,727		3.000%, 01/20/2046	423,033	0.1
3,014,098		3.000%, 04/20/2046	3,084,810	0.3
20,548,114		3.000%, 07/20/2047	21,019,662	2.1
18,589,808		3.000%, 01/20/2048	19,016,416	1.9
2,472,478		3.500%, 04/20/2043	2,579,758	0.3
4,735,835		3.500%, 09/20/2045	4,891,403	0.5
8,614,590		3.500%, 04/20/2046	8,918,048	0.9
65,900,000	(6)	3.500%, 08/01/2046	68,000,562	6.9
2,726,595		3.500%, 08/20/2046	2,818,610	0.3

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
6,948,550	3.500%, 08/20/2046	$7,176,376	0.7
1,057,280	3.500%, 09/20/2046	1,092,760	0.1
1,048,329	3.500%, 09/20/2046	1,083,124	0.1
9,186,692	3.500%, 09/20/2046	9,506,487	1.0
5,035,136	3.500%, 09/20/2046	5,195,715	0.5
1,381,913	3.500%, 09/20/2046	1,428,357	0.2
1,091,882	3.500%, 09/20/2046	1,128,732	0.1
1,156,895	3.500%, 09/20/2046	1,196,854	0.1
1,545,547	3.500%, 09/20/2046	1,594,662	0.2
2,042,903	3.500%, 09/20/2046	2,108,081	0.2
3,531,669	3.500%, 09/20/2046	3,655,396	0.4
2,467,000	3.500%, 09/20/2046	2,550,255	0.3
2,461,315	3.500%, 09/20/2046	2,547,429	0.3
1,072,437	3.500%, 10/20/2046	1,109,448	0.1
1,370,865	3.500%, 10/20/2046	1,414,602	0.2
5,869,558	3.500%, 10/20/2046	6,056,753	0.6
2,591,727	3.500%, 10/20/2046	2,681,230	0.3
2,788,090	3.500%, 10/20/2046	2,881,196	0.3
1,432,112	3.500%, 10/20/2046	1,481,954	0.2
2,175,876	3.500%, 10/20/2046	2,249,543	0.2
3,070,715	3.500%, 10/20/2046	3,177,602	0.3
1,418,458	3.500%, 10/20/2046	1,466,059	0.2
685,549	3.500%, 10/20/2046	709,358	0.1
5,626,307	3.500%, 10/20/2046	5,815,150	0.6
2,953,991	3.500%, 11/20/2046	3,049,564	0.3
3,772,274	3.500%, 11/20/2046	3,900,620	0.4
4,268,376	3.500%, 11/20/2046	4,416,952	0.5
3,365,789	3.500%, 11/20/2046	3,481,150	0.4
1,988,016	3.500%, 11/20/2046	2,052,250	0.2
1,036,631	3.500%, 11/20/2046	1,071,473	0.1
944,772	3.500%, 03/20/2047	977,869	0.1
10,955,742	3.500%, 03/20/2047	11,305,901	1.2
730,505	3.500%, 04/20/2047	754,502	0.1
776,706	3.500%, 04/20/2047	802,558	0.1
2,495,083	3.500%, 07/20/2047	2,580,074	0.3
1,855,970	3.500%, 12/20/2047	1,919,741	0.2
19,000,000	3.500%, 01/20/2048	19,660,120	2.0
7,442,507	3.500%, 02/20/2048	7,654,334	0.8
7,529,000	3.500%, 02/20/2048	7,800,452	0.8
4,969,124	3.750%, 05/20/2042	5,143,834	0.5
5,460,747	3.750%, 05/20/2042	5,652,319	0.6
114,634	4.000%, 05/20/2033	120,021	0.0
28,602	4.000%, 08/15/2033	29,835	0.0
40,309	4.000%, 01/15/2034	42,048	0.0
62,016	4.000%, 03/15/2034	64,691	0.0
1,567,996	4.000%, 05/20/2034	1,633,719	0.2
1,687,856	4.000%, 07/20/2034	1,747,691	0.2
1,072,524	4.000%, 07/20/2034	1,110,525	0.1
142,179	4.000%, 08/20/2035	147,512	0.0
173,582	4.000%, 05/15/2040	181,068	0.0
2,357,302	4.000%, 09/20/2040	2,443,629	0.3
3,340,330	4.000%, 07/20/2041	3,507,753	0.4
11,864,907	4.000%, 08/20/2042	12,567,984	1.3
657,965	4.000%, 09/15/2042	697,072	0.1
2,324,776	4.000%, 10/20/2043	2,418,813	0.3
3,407,375	4.000%, 12/20/2044	3,574,688	0.4
3,132,787	4.000%, 01/20/2045	3,285,536	0.3
981,994	4.000%, 06/20/2045	1,035,726	0.1
4,452,976	4.000%, 07/20/2045	4,685,509	0.5
5,485,827	4.000%, 09/20/2045	5,770,159	0.6
371,658	4.000%, 12/20/2045	386,496	0.0
6,635,073	4.000%, 01/20/2046	6,931,934	0.7
831,493	4.000%, 01/20/2046	864,434	0.1
239,436	4.000%, 02/20/2046	251,670	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
5,489,300		4.000%, 03/20/2046	$5,758,211	0.6
2,975,898		4.000%, 04/20/2046	3,123,691	0.3
1,301,733		4.000%, 08/20/2046	1,364,690	0.1
13,424,243		4.000%, 09/20/2047	13,949,819	1.4
14,968,453		4.000%, 05/20/2049	15,586,325	1.6
13,637		4.500%, 07/20/2036	14,252	0.0
11,392		4.500%, 08/20/2036	11,903	0.0
1,202,691		4.500%, 10/15/2039	1,297,259	0.1
848,047		4.500%, 11/15/2039	914,263	0.1
678,631		4.500%, 11/15/2039	732,068	0.1
239,158		4.500%, 12/15/2039	257,932	0.0
625,911		4.500%, 01/15/2040	675,085	0.1
75,903		4.500%, 01/20/2040	79,164	0.0
2,481,273		4.500%, 02/15/2040	2,676,674	0.3
506,076		4.500%, 06/15/2040	542,076	0.1
94,835		4.500%, 07/20/2040	98,897	0.0
441,941		4.500%, 08/20/2040	460,662	0.1
1,505,120		4.500%, 09/20/2041	1,606,536	0.2
33,974,000	(6)	4.500%, 07/01/2044	35,417,231	3.6
834,615		4.750%, 06/15/2029	883,847	0.1
199,657		4.750%, 01/15/2030	211,259	0.0
371,729		4.750%, 09/15/2034	393,694	0.1
33,613		5.000%, 03/20/2024	36,568	0.0
1,134,234		5.000%, 04/20/2030	1,170,934	0.1
262,783		5.000%, 07/15/2033	277,075	0.0
74,344		5.000%, 03/15/2034	79,707	0.0
68,404		5.000%, 04/15/2034	71,624	0.0
72,846		5.000%, 01/15/2035	76,274	0.0
173,077		5.000%, 03/15/2035	181,222	0.0
25,280		5.000%, 03/15/2035	27,453	0.0
78,586		5.000%, 04/15/2035	85,337	0.0
342,924		5.000%, 04/15/2035	376,056	0.0
53,752		5.000%, 04/15/2035	56,282	0.0
34,842		5.000%, 05/15/2035	37,649	0.0
94,589		5.000%, 05/20/2035	101,771	0.0
486,851		5.000%, 11/20/2035	524,010	0.1
233,266		5.000%, 04/20/2036	250,956	0.0
150,714		5.000%, 02/15/2038	157,807	0.0
45,574		5.000%, 06/20/2038	46,418	0.0
41,656		5.000%, 08/20/2038	43,618	0.0
184,664		5.000%, 10/20/2038	190,601	0.0
64,457		5.000%, 11/20/2038	66,517	0.0
212,785		5.000%, 01/20/2039	219,372	0.0
175,689		5.000%, 02/15/2039	183,957	0.0
232,298		5.000%, 03/15/2039	244,485	0.0
1,167,390		5.000%, 11/15/2039	1,284,832	0.1
269,798		5.000%, 11/15/2039	285,337	0.0
806,645		5.000%, 11/15/2039	886,683	0.1
197,929		5.000%, 04/15/2040	217,858	0.0
949,776		5.000%, 09/15/2040	1,045,064	0.1
1,103,709		5.000%, 07/20/2041	1,210,049	0.1
33,891		5.250%, 01/15/2024	35,940	0.0
53,469		5.250%, 06/15/2028	56,912	0.0
85,513		5.250%, 06/15/2029	91,001	0.0
1,212,723		5.250%, 01/20/2036	1,314,909	0.1
123,846		5.290%, 07/20/2037	130,383	0.0
329,503		5.290%, 08/20/2037	346,861	0.0
142,058		5.290%, 08/20/2037	150,285	0.0
399,946		5.290%, 09/20/2037	421,037	0.1
107,250		5.290%, 09/20/2037	112,911	0.0
124,427		5.290%, 01/20/2038	130,991	0.0
10,770		5.350%, 01/15/2029	11,413	0.0
26,138		5.350%, 01/20/2029	27,535	0.0
7,676		5.350%, 02/20/2029	8,069	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
104,086	5.350%, 04/20/2029	$109,678	0.0
37,570	5.350%, 06/20/2029	39,589	0.0
46,813	5.350%, 10/20/2029	49,330	0.0
129,534	5.390%, 05/15/2038	137,636	0.0
240,673	5.390%, 08/20/2038	265,919	0.0
166,717	5.390%, 09/15/2038	177,143	0.0
98,985	5.390%, 02/15/2040	109,669	0.0
75,853	5.500%, 08/15/2024	78,263	0.0
27,292	5.500%, 08/20/2024	28,809	0.0
795	5.500%, 04/20/2029	840	0.0
315,892	5.500%, 09/15/2029	335,683	0.0
179,606	5.500%, 10/15/2029	190,963	0.0
48,311	5.500%, 12/20/2032	52,938	0.0
168,042	5.500%, 08/20/2033	184,162	0.0
70,679	5.500%, 11/20/2033	71,515	0.0
47,528	5.500%, 12/20/2033	52,093	0.0
70,897	5.500%, 03/20/2034	71,744	0.0
280,869	5.500%, 04/20/2034	307,787	0.0
206,411	5.500%, 04/20/2034	215,682	0.0
92,075	5.500%, 06/20/2034	93,679	0.0
188,024	5.500%, 06/20/2034	198,746	0.0
99,200	5.500%, 07/20/2034	104,854	0.0
114,931	5.500%, 01/20/2035	118,425	0.0
206,408	5.500%, 05/15/2035	220,121	0.0
58,045	5.500%, 05/20/2035	61,349	0.0
72,698	5.500%, 06/20/2035	76,831	0.0
489,543	5.500%, 07/15/2035	533,656	0.1
328,540	5.500%, 08/15/2035	356,341	0.0
229,053	5.500%, 09/20/2035	242,545	0.0
163,567	5.500%, 04/15/2036	174,522	0.0
61,545	5.500%, 06/20/2036	67,442	0.0
13,487	5.500%, 06/20/2038	14,238	0.0
28,571	5.500%, 08/20/2038	30,168	0.0
39,658	5.500%, 09/20/2038	41,839	0.0
2,832	5.500%, 10/20/2038	2,935	0.0
45,653	5.500%, 11/20/2038	48,209	0.0
6,667	5.500%, 12/20/2038	7,026	0.0
92,932	5.500%, 01/15/2039	99,161	0.0
6,261	5.500%, 01/20/2039	6,472	0.0
87,070	5.500%, 03/20/2039	90,157	0.0
30,953	5.500%, 06/15/2039	33,022	0.0
17,760	5.500%, 06/20/2039	18,404	0.0
47,075	5.500%, 10/20/2039	51,476	0.0
269,495	5.500%, 09/15/2040	288,967	0.0
135,019	5.740%, 08/20/2037	144,367	0.0
73,636	5.740%, 08/20/2037	78,730	0.0
87,962	5.740%, 09/20/2037	94,046	0.0
267,857	5.740%, 09/20/2037	286,386	0.0
359,366	5.740%, 09/20/2037	384,093	0.0
422,530	5.740%, 10/20/2037	453,874	0.1
100,284	5.740%, 04/20/2038	107,225	0.0
102,913	5.750%, 11/15/2024	106,608	0.0
834,620	5.750%, 07/15/2029	889,801	0.1
630,778	5.750%, 08/15/2029	671,531	0.1
734,566	5.750%, 11/15/2029	783,043	0.1
112,475	5.750%, 11/15/2029	119,899	0.0
14,673	5.900%, 03/20/2028	15,792	0.0
38,561	5.900%, 05/20/2028	41,526	0.0
41,425	5.900%, 09/20/2028	44,602	0.0
1,384,426	5.970%, 11/15/2031	1,382,647	0.2
31,922	6.000%, 01/20/2024	32,822	0.0
91,375	6.000%, 10/15/2025	100,265	0.0
218,213	6.000%, 04/15/2026	233,224	0.0
44,812	6.000%, 10/20/2027	48,482	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
158,513		6.000%, 05/15/2029	$168,891	0.0
178,007		6.000%, 07/15/2029	194,833	0.0
86,122		6.000%, 10/20/2034	98,743	0.0
171,159		6.000%, 03/15/2037	190,303	0.0
265		6.000%, 09/20/2037	265	0.0
14,858		6.000%, 05/20/2038	15,918	0.0
122,575		6.000%, 08/20/2038	131,771	0.0
23,135		6.000%, 09/20/2038	24,849	0.0
61,892		6.000%, 10/20/2038	69,191	0.0
76,762		6.000%, 11/15/2038	84,014	0.0
80,758		6.000%, 12/15/2038	88,402	0.0
166,481		6.000%, 12/15/2038	182,208	0.0
454,874		6.000%, 08/15/2039	503,626	0.1
336,166		6.000%, 08/15/2039	370,735	0.0
58,750		6.490%, 01/15/2028	64,459	0.0
31,346		6.500%, 07/20/2029	35,738	0.0
51,632		6.500%, 07/20/2032	52,643	0.0
211,827		6.500%, 02/15/2034	230,161	0.0
434		6.500%, 09/20/2034	455	0.0
10,517		7.500%, 08/20/2027	12,083	0.0
			520,205,610	52.7

		Uniform Mortgage-Backed Security: 9.2%
32,554,000	(6)	3.000%, 08/01/2048	32,793,952	3.3
33,060,000	(6)	3.500%, 07/25/2049	33,790,936	3.4
12,488,717		4.000%, 05/01/2042	13,220,492	1.4
1,656,031		4.000%, 05/01/2045	1,734,541	0.2
542,461		4.250%, 08/01/2035	571,106	0.1
506,488		4.750%, 11/01/2034	542,844	0.1
331,728		4.750%, 11/01/2034	353,945	0.1
378,984		4.750%, 02/01/2035	404,424	0.1
651,859		4.750%, 04/01/2035	703,230	0.1
752,927		4.750%, 05/01/2035	814,060	0.1
139,557		4.750%, 07/01/2035	146,557	0.0
850,389		4.750%, 07/01/2035	920,154	0.1
145,829		5.000%, 02/01/2033	154,178	0.0
138,446		5.000%, 07/01/2033	146,373	0.0
89,830		5.000%, 03/01/2036	95,056	0.0
291,065		5.000%, 05/01/2036	308,229	0.0
157,745		5.030%, 05/01/2037	167,067	0.0
291,103		5.030%, 09/01/2037	309,643	0.0
50,860		5.155%, 11/01/2036	53,915	0.0
183,979		5.155%, 01/01/2037	194,927	0.0
156,311		5.250%, 04/01/2032	166,008	0.0
79,270		5.250%, 04/01/2032	84,394	0.0
137,943		5.280%, 11/01/2036	146,528	0.0
28,736		5.280%, 11/01/2036	30,506	0.0
48,491		5.280%, 01/01/2037	51,463	0.0
74,600		5.290%, 06/01/2037	79,283	0.0
210,289		5.290%, 08/01/2037	223,523	0.0
79,371		5.290%, 09/01/2037	84,375	0.0
343,548		5.290%, 09/01/2037	365,067	0.1
55,757		5.300%, 09/01/2036	59,354	0.0
24,037		5.300%, 10/01/2036	25,541	0.0
34,145		5.300%, 10/01/2036	36,254	0.0
146,871		5.300%, 12/01/2036	156,017	0.0
129,294		5.300%, 12/01/2036	137,651	0.0
71,039		5.300%, 02/01/2037	75,643	0.0
106,801		5.300%, 05/01/2037	113,809	0.0
405,494		5.300%, 08/01/2037	436,744	0.1
289,128		5.390%, 12/01/2037	308,508	0.0
274,773		5.405%, 11/01/2036	293,434	0.0
247,181		5.405%, 02/01/2037	263,025	0.0
103,028		5.740%, 07/01/2037	111,318	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
136,451	5.740%, 08/01/2037	$147,939	0.0
17,590	7.500%, 05/01/2028	17,610	0.0
		90,839,623	9.2

	Total U.S. Government Agency Obligations
	(Cost $641,494,507)	645,990,863	65.5

	Total Long-Term Investments
	(Cost $1,168,007,869)	1,182,813,466	120.0

SHORT-TERM INVESTMENTS: 3.0%
		U.S. Treasury Bills: 3.0%
2,600,000	United States Treasury Bill, 0.980%, 07/02/2019	2,599,861	0.2
27,300,000	United States Treasury Bill, 2.020%, 07/16/2019	27,275,884	2.8
		29,875,745	3.0

	Total Short-Term Investments
	(Cost $29,875,587)	29,875,745	3.0

	Total Investments in Securities (Cost $1,197,883,456)	$1,212,689,211	123.0
	Liabilities in Excess of Other Assets	(226,763,738)	(23.0)
	Net Assets	$985,925,473	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Settlement is on a when-issued or delayed-delivery basis.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$532,308,779	$–	$532,308,779
U.S. Government Agency Obligations	–	645,990,863	–	645,990,863
Commercial Mortgage-Backed Securities	–	3,702,547	–	3,702,547
Asset-Backed Securities	–	811,277	–	811,277
Short-Term Investments	–	29,875,745	–	29,875,745
Total Investments, at fair value	$–	$1,212,689,211	$–	$1,212,689,211
Liabilities Table
Other Financial Instruments+
Futures	$(4,689,831)	$–	$–	$(4,689,831)
Total Liabilities	$(4,689,831)	$–	$–	$(4,689,831)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 10-Year Note	(1,082)	09/19/19	$(138,462,187)	$(2,986,139)
U.S. Treasury 2-Year Note	(180)	09/30/19	(38,732,344)	(251,964)
U.S. Treasury Long Bond	(276)	09/19/19	(42,943,875)	(1,451,728)
			$(220,138,406)	$(4,689,831)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $1,199,880,158.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,368,160
Gross Unrealized Depreciation	(9,248,938)

Net Unrealized Appreciation	$8,119,222

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.9%
		Basic Materials: 5.3%
1,510,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$1,517,550	0.4
1,825,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	1,840,969	0.4
975,000	(2)	Chemours Co/The, 5.375%, 05/15/2027	933,562	0.2
1,950,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	1,945,125	0.5
920,000	(1),(2)	Constellium NV, 5.750%, 05/15/2024	945,300	0.2
250,000	(1),(2)	Constellium NV, 5.875%, 02/15/2026	257,500	0.1
750,000	(1),(2)	Constellium NV, 6.625%, 03/01/2025	780,000	0.2
1,265,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/2024	1,192,262	0.3
1,185,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,112,419	0.3
1,100,000	(2)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,127,225	0.3
1,375,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,395,625	0.3
535,000	(1)	Novelis Corp., 6.250%, 08/15/2024	562,264	0.1
1,720,000	(1)	OCI NV, 6.625%, 04/15/2023	1,797,400	0.4
1,450,000	(2)	Olin Corp., 5.125%, 09/15/2027	1,495,312	0.4
1,350,000	(1),(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	1,161,000	0.3
1,755,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,798,875	0.4
935,000	(1)	SPCM SA, 4.875%, 09/15/2025	942,013	0.2
1,120,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,112,675	0.3
			21,917,076	5.3

		Communications: 20.6%
1,795,000	(1),(2)	Altice France SA/France, 6.250%, 05/15/2024	1,855,581	0.4
200,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	210,500	0.1
1,300,000	(1),(2)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,227,687	0.3
839,999	(1),(2)	Altice Luxembourg SA, 7.750%, 05/15/2022	855,749	0.2
1,050,000	(1)	Altice Luxembourg SA, 10.500%, 05/15/2027	1,081,500	0.3
1,750,000	(2)	AMC Networks, Inc., 4.750%, 08/01/2025	1,782,812	0.4
1,450,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	1,518,875	0.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,600,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	$1,672,000	0.4
950,000		Cablevision Systems Corp., 5.875%, 09/15/2022	1,008,187	0.2
1,900,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,971,934	0.5
515,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	527,205	0.1
840,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	881,202	0.2
2,060,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,165,575	0.5
1,105,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	1,157,487	0.3
1,125,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,141,875	0.3
675,000	(2)	CenturyLink, Inc., 5.625%, 04/01/2025	690,187	0.2
675,000		CenturyLink, Inc., 5.800%, 03/15/2022	707,062	0.2
1,550,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	1,685,625	0.4
2,630,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,478,012	0.6
600,000	(1)	CommScope, Inc., 8.250%, 03/01/2027	614,160	0.1
2,485,000		CSC Holdings LLC, 5.250%, 06/01/2024	2,587,506	0.6
1,845,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	1,939,464	0.5
600,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	661,680	0.2
1,000,000	(1),(2)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	1,000,000	0.2
530,000	(2)	DISH DBS Corp., 5.000%, 03/15/2023	514,100	0.1
960,000		DISH DBS Corp., 5.875%, 07/15/2022	978,000	0.2
2,075,000		DISH DBS Corp., 5.875%, 11/15/2024	1,971,250	0.5
1,125,000		Embarq Corp., 7.995%, 06/01/2036	1,094,422	0.3
200,000	(1)	Entercom Media Corp., 6.500%, 05/01/2027	208,500	0.1
1,125,000	(1)	Entercom Media Corp., 7.250%, 11/01/2024	1,191,094	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,675,000	(2)	Frontier Communications Corp., 6.875%, 01/15/2025	$946,375	0.2
925,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	964,312	0.2
1,300,000		Frontier Communications Corp., 11.000%, 09/15/2025	812,500	0.2
815,000	(1)	GCI LLC, 6.625%, 06/15/2024	855,994	0.2
1,495,000	(1),(2)	Gray Television, Inc., 5.125%, 10/15/2024	1,526,769	0.4
875,000	(1),(2)	Gray Television, Inc., 7.000%, 05/15/2027	951,562	0.2
1,325,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,396,219	0.3
1,110,000	(1),(2)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	987,900	0.2
1,110,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	1,104,450	0.3
1,550,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	1,205,125	0.3
955,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	966,556	0.2
975,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,011,563	0.2
1,100,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	1,016,356	0.2
1,050,000	(1)	Netflix, Inc., 5.375%, 11/15/2029	1,117,925	0.3
2,040,000		Netflix, Inc., 5.875%, 11/15/2028	2,263,625	0.5
1,885,000	(1),(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,957,497	0.5
350,000		Nexstar Broadcasting, Inc., 5.875%, 11/15/2022	358,750	0.1
425,000	(1)	Nexstar Escrow, Inc., 5.625%, 07/15/2027	436,688	0.1
1,650,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	1,645,875	0.4
775,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	763,375	0.2
770,000		Sinclair Television Group, Inc., 6.125%, 10/01/2022	784,438	0.2
765,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	784,722	0.2
2,050,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,093,358	0.5
1,245,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,284,218	0.3
2,025,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,116,125	0.5
4,125,000		Sprint Corp., 7.125%, 06/15/2024	4,384,050	1.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,050,000		Sprint Corp., 7.625%, 03/01/2026	$2,190,425	0.5
900,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	922,500	0.2
1,050,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,094,625	0.3
1,415,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,535,275	0.4
650,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	667,875	0.2
150,000	(2)	T-Mobile USA, Inc., 5.125%, 04/15/2025	156,680	0.0
2,000,000	(2)	T-Mobile USA, Inc., 5.375%, 04/15/2027	2,147,500	0.5
1,195,000	(3)	Viacom, Inc., 6.250%, 02/28/2057	1,238,641	0.3
1,225,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,209,688	0.3
335,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	349,238	0.1
1,750,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,778,438	0.4
1,200,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	1,233,000	0.3
			85,639,443	20.6

		Consumer, Cyclical: 17.2%
2,575,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,601,523	0.6
1,105,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,165,775	0.3
1,900,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,710,000	0.4
1,675,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	1,742,000	0.4
820,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	795,400	0.2
750,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 9.875%, 04/01/2027	794,062	0.2
1,725,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,729,312	0.4
1,215,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	1,248,412	0.3
1,345,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,388,712	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
425,000	(1)	Cedar Fair L.P., 5.250%, 07/15/2029	$434,562	0.1
1,595,000		Century Communities, Inc., 5.875%, 07/15/2025	1,610,950	0.4
2,025,000		Dana, Inc., 5.500%, 12/15/2024	2,085,750	0.5
1,050,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,076,250	0.3
2,000,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,065,000	0.5
1,850,000	(2)	H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,909,662	0.5
1,000,000	(1),(2)	IAA, Inc., 5.500%, 06/15/2027	1,042,500	0.2
900,000	(1),(2)	International Game Technology PLC, 6.250%, 02/15/2022	955,125	0.2
1,240,000	(1),(2)	International Game Technology PLC, 6.500%, 02/15/2025	1,361,768	0.3
2,200,000		L Brands, Inc., 6.750%, 07/01/2036	1,903,000	0.5
1,205,000		Lennar Corp., 5.250%, 06/01/2026	1,287,844	0.3
540,000		Lennar Corp., 5.375%, 10/01/2022	574,425	0.1
580,000		Lennar Corp., 8.375%, 01/15/2021	626,400	0.1
1,850,000	(1),(2)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,905,500	0.5
1,800,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,827,000	0.4
1,080,000		M/I Homes, Inc., 5.625%, 08/01/2025	1,101,600	0.3
775,000		M/I Homes, Inc., 6.750%, 01/15/2021	790,500	0.2
1,445,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,398,038	0.3
820,000	(2)	Meritage Homes Corp., 5.125%, 06/06/2027	834,350	0.2
1,036,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,122,765	0.3
1,850,000	(2)	MGM Resorts International, 5.750%, 06/15/2025	2,021,088	0.5
1,125,000		MGM Resorts International, 6.000%, 03/15/2023	1,222,031	0.3
960,000		MGM Resorts International, 7.750%, 03/15/2022	1,072,800	0.3
1,000,000	(1)	Michaels Stores, Inc., 8.000%, 07/15/2027	999,140	0.2
375,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	391,875	0.1
1,680,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	1,732,500	0.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,875,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	$1,973,438	0.5
345,000	(1)	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc., 6.250%, 05/15/2026	359,231	0.1
1,275,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,262,250	0.3
900,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	877,500	0.2
1,250,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	1,178,125	0.3
1,000,000	(1),(2)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,012,500	0.2
870,000		Scientific Games International, Inc., 6.625%, 05/15/2021	886,313	0.2
700,000	(1),(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	736,743	0.2
603,000		Scientific Games International, Inc., 10.000%, 12/01/2022	634,658	0.2
1,730,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	1,867,881	0.4
350,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	356,125	0.1
1,485,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,548,113	0.4
1,000,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	987,500	0.2
1,000,000	(1)	Staples, Inc., 7.500%, 04/15/2026	996,610	0.2
1,325,000	(1),(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,331,625	0.3
1,440,000		Taylor Morrison Communities, Inc., 6.625%, 05/15/2022	1,490,400	0.4
1,350,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	1,405,688	0.3
1,050,000		United Continental Holdings, Inc., 4.875%, 01/15/2025	1,078,875	0.3
1,750,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,776,250	0.4
1,000,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,051,250	0.3
700,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	716,625	0.2
1,585,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,569,150	0.4
			71,624,469	17.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 16.6%
435,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	$438,806	0.1
960,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	980,400	0.2
2,000,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 6.625%, 06/15/2024	2,082,500	0.5
665,000	(1),(2)	Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 7.500%, 03/15/2026	713,212	0.2
425,000	(1)	Allied Universal Holdco LLC, 6.625%, 07/15/2026	432,969	0.1
730,000	(1)	Allied Universal Holdco LLC, 9.750%, 07/15/2027	731,825	0.2
1,610,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	1,239,700	0.3
3,125,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	3,443,813	0.8
666,000	(1)	Bausch Health Cos, Inc., 5.500%, 03/01/2023	673,826	0.2
335,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	350,494	0.1
780,000	(1),(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	797,550	0.2
1,090,000	(1),(2)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	1,160,959	0.3
910,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	945,262	0.2
1,120,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,120,000	0.3
675,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	688,500	0.2
850,000		Centene Corp., 4.750%, 01/15/2025	879,503	0.2
935,000		Centene Corp., 5.625%, 02/15/2021	953,700	0.2
1,180,000		Centene Corp., 6.125%, 02/15/2024	1,237,525	0.3
1,100,000		Central Garden & Pet Co., 5.125%, 02/01/2028	1,083,500	0.3
1,430,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,381,737	0.3
1,375,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,405,937	0.3
1,600,000		DaVita, Inc., 5.125%, 07/15/2024	1,604,480	0.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000	(1),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	$1,007,500	0.2
1,150,000	(1),(4)	Eagle Holding Co. II LLC, 7.750% (PIK Rate 7.750%, Cash Rate 0.000%), 05/15/2022	1,161,500	0.3
450,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	429,750	0.1
1,465,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	1,454,012	0.3
1,535,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,627,100	0.4
2,300,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	2,415,000	0.6
3,675,000		HCA, Inc., 5.375%, 02/01/2025	3,975,891	1.0
1,345,000		HCA, Inc., 7.500%, 02/15/2022	1,486,225	0.4
555,000	(1)	Hertz Corp./The, 7.625%, 06/01/2022	577,200	0.1
1,090,000	(1),(2)	Hertz Corp., 5.500%, 10/15/2024	1,046,727	0.2
720,000	(2)	Hertz Corp., 7.375%, 01/15/2021	721,260	0.2
1,875,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	1,942,594	0.5
1,350,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,392,187	0.3
885,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	964,650	0.2
1,340,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,398,625	0.3
1,850,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	1,743,995	0.4
737,000		New Albertsons L.P., 7.450%, 08/01/2029	714,890	0.2
1,230,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,211,550	0.3
725,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	737,687	0.2
775,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	806,000	0.2
600,000	(1),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	532,500	0.1
2,050,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	2,114,062	0.5
865,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	929,875	0.2
1,100,000	(1),(2)	Simmons Foods, Inc., 5.750%, 11/01/2024	1,006,500	0.2
1,500,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	1,565,625	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,295,000		Teleflex, Inc., 5.250%, 06/15/2024	$1,331,827	0.3
875,000	(2)	Tenet Healthcare Corp., 5.125%, 05/01/2025	881,563	0.2
1,900,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	1,914,250	0.5
550,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	579,563	0.1
1,025,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	970,547	0.2
750,000		United Rentals North America, Inc., 4.625%, 10/15/2025	764,063	0.2
720,000		United Rentals North America, Inc., 4.875%, 01/15/2028	736,200	0.2
385,000		United Rentals North America, Inc., 5.250%, 01/15/2030	396,550	0.1
770,000		United Rentals North America, Inc., 5.500%, 07/15/2025	803,688	0.2
335,000		United Rentals North America, Inc., 5.500%, 05/15/2027	353,425	0.1
1,245,000	(2)	United Rentals North America, Inc., 6.500%, 12/15/2026	1,350,825	0.3
680,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	719,984	0.2
1,175,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,092,750	0.3
			69,204,338	16.6

		Energy: 11.7%
1,465,000		Antero Resources Corp., 5.125%, 12/01/2022	1,411,894	0.3
650,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	602,875	0.1
1,000,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	1,050,100	0.2
1,550,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	1,092,750	0.3
2,735,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	2,075,181	0.5
1,570,000	(2)	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	1,709,337	0.4
865,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	965,556	0.2
1,025,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	950,687	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,425,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	$1,449,937	0.3
700,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	717,500	0.2
1,530,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,522,350	0.4
1,150,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	718,750	0.2
1,110,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	1,143,300	0.3
480,000		Diamondback Energy, Inc., 5.375%, 05/31/2025	505,200	0.1
550,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	572,687	0.1
425,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	449,437	0.1
425,000	(2)	EnLink Midstream LLC, 5.375%, 06/01/2029	436,687	0.1
1,075,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	1,057,531	0.3
1,075,000		EnLink Midstream Partners L.P., 4.850%, 07/15/2026	1,087,094	0.3
1,150,000	(2)	Ensco Rowan plc, 5.200%, 03/15/2025	849,563	0.2
720,000		Ensco Rowan plc, 5.750%, 10/01/2044	417,600	0.1
1,410,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	1,471,688	0.4
1,470,000		Gulfport Energy Corp., 6.000%, 10/15/2024	1,142,925	0.3
1,500,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	1,550,625	0.4
1,245,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,123,613	0.3
1,625,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	1,551,875	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,430,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	$1,465,750	0.3
1,460,000		Montage Resources Corp., 8.875%, 07/15/2023	1,237,350	0.3
1,245,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,067,588	0.3
1,160,000		Murphy Oil Corp., 4.200%, 12/01/2022	1,175,950	0.3
925,000		Murphy Oil Corp., 5.750%, 08/15/2025	963,295	0.2
1,470,000	(1)	Murray Energy Corp., 11.250%, 04/15/2021	470,400	0.1
210,000	(1),(2)	NGPL PipeCo LLC, 4.375%, 08/15/2022	217,350	0.0
960,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	1,020,000	0.2
770,000	(1),(2)	Noble Holding International Ltd., 7.875%, 02/01/2026	665,334	0.2
1,875,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	1,942,969	0.5
810,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	829,238	0.2
80,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	83,500	0.0
80,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	83,100	0.0
1,750,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,778,438	0.4
550,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	600,875	0.1
1,060,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	1,176,600	0.3
2,040,000	(2)	Transocean, Inc., 6.800%, 03/15/2038	1,540,200	0.4
1,400,000		Unit Corp., 6.625%, 05/15/2021	1,270,500	0.3
1,545,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	1,521,825	0.4
2,078,000	(2)	WPX Energy, Inc., 6.000%, 01/15/2022	2,163,718	0.5
			48,900,722	11.7

		Financial: 5.5%
2,495,000	(2)	Ally Financial, Inc., 5.750%, 11/20/2025	2,769,200	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,500,000		Ally Financial, Inc., 7.500%, 09/15/2020	$1,582,500	0.4
1,060,000		CIT Group, Inc., 5.000%, 08/15/2022	1,123,600	0.3
205,000	(2)	CIT Group, Inc., 5.250%, 03/07/2025	225,244	0.1
565,000	(2)	CIT Group, Inc., 6.125%, 03/09/2028	644,100	0.2
1,750,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,798,125	0.4
1,030,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	1,046,737	0.2
1,800,000	(1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	1,824,750	0.4
1,675,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,811,094	0.4
1,100,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,135,750	0.3
1,315,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	1,349,519	0.3
1,585,000		Navient Corp., 7.250%, 09/25/2023	1,697,931	0.4
1,300,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,298,375	0.3
1,050,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,013,250	0.2
410,000		Springleaf Finance Corp., 6.125%, 05/15/2022	441,775	0.1
1,100,000		Springleaf Finance Corp., 6.125%, 03/15/2024	1,185,250	0.3
1,725,000		Springleaf Finance Corp., 7.125%, 03/15/2026	1,888,358	0.5
			22,835,558	5.5

		Industrial: 11.2%
1,655,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,739,819	0.4
1,610,000		AECOM, 5.875%, 10/15/2024	1,749,667	0.4
665,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	694,925	0.2
1,975,000	(2),(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,029,312	0.5
527,433	(1),(2),(4)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	534,026	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,400,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	$1,449,000	0.3
720,000	(1),(2)	Berry Global Escrow Corp., 5.625%, 07/15/2027	750,600	0.2
1,675,000	(1)	BMC East LLC, 5.500%, 10/01/2024	1,704,312	0.4
500,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	504,645	0.1
1,920,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	2,100,000	0.5
1,000,000	(1),(2)	Builders FirstSource, Inc., 6.750%, 06/01/2027	1,060,000	0.3
850,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	866,022	0.2
425,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	434,562	0.1
1,505,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,407,175	0.3
1,200,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,294,500	0.3
1,585,000	(1),(2)	Itron, Inc., 5.000%, 01/15/2026	1,624,625	0.4
1,675,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	1,716,875	0.4
1,295,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,220,538	0.3
1,055,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	1,090,606	0.3
725,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	748,563	0.2
2,070,000	(1),(2)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	2,002,725	0.5
1,825,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	1,886,594	0.5
1,275,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	1,290,938	0.3
460,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	497,858	0.1
1,270,000	(1)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	1,390,650	0.3
1,200,000	(1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	1,273,500	0.3
1,450,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	1,511,625	0.4
1,075,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,097,844	0.3

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
225,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	$233,076	0.1
950,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	1,014,125	0.2
2,250,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,399,062	0.6
1,265,000	(1),(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,337,738	0.3
580,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	582,900	0.1
950,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	990,375	0.2
1,275,000	(2)	TransDigm, Inc., 6.375%, 06/15/2026	1,295,719	0.3
1,450,000		TransDigm, Inc., 6.500%, 05/15/2025	1,471,750	0.4
1,440,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	1,521,000	0.4
			46,517,251	11.2

		Technology: 4.6%
1,650,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	1,687,125	0.4
550,000	(2)	CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	574,406	0.1
1,475,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,584,150	0.4
1,900,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,935,625	0.5
600,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	610,167	0.1
600,000	(1),(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	633,438	0.2
1,345,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,395,437	0.3
1,660,000	(1)	First Data Corp., 5.750%, 01/15/2024	1,709,800	0.4
810,000	(1)	MSCI, Inc., 5.250%, 11/15/2024	840,375	0.2
380,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	400,900	0.1
1,000,000	(1)	Open Text Corp., 5.625%, 01/15/2023	1,032,500	0.3
650,000	(1),(2)	Open Text Corp., 5.875%, 06/01/2026	689,195	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
425,000		Qorvo, Inc., 7.000%, 12/01/2025	$457,938	0.1
1,370,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,431,650	0.3
1,350,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	1,403,156	0.3
1,750,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,811,250	0.4
1,330,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,147,125	0.3
			19,344,237	4.6

		Utilities: 2.2%
1,575,000	(2)	Calpine Corp., 5.750%, 01/15/2025	1,569,094	0.4
1,520,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,561,146	0.4
1,300,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,290,250	0.3
600,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	645,750	0.1
1,750,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,907,500	0.5
925,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	979,344	0.2
1,150,000	(1),(2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,221,875	0.3
			9,174,959	2.2

	Total Corporate Bonds/Notes
	(Cost $387,942,698)		395,158,053	94.9

BANK LOANS: 0.4%
		Containers & Glass Products: 0.2%
922,640		Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.152%, (US0001M + 2.750%), 02/05/2023	917,031	0.2

		Health Care: 0.2%
948,125		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.412%, (US0001M + 3.000%), 06/02/2025	948,717	0.2

	Total Bank Loans
	(Cost $1,859,702)		1,865,748	0.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Consumer Staples: 0.2%
27,789	(5),(6)	Southeastern Grocers, Inc.	$930,932	0.2

	Total Common Stock
	(Cost $848,084)		930,932	0.2

OTHER: –%
		Basic Materials: –%
2,000,000	(5),(7)	Momentive Performance Materials, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $390,650,484)		397,954,733	95.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 21.5%
		Commercial Paper: 2.8%
4,000,000		Consolidated Edison Co. of New York, Inc., 3.020%, 07/15/2019	3,995,040	0.9
700,000	(8)	Schlumberger Ltd., 2.490%, 07/12/2019	699,359	0.2
7,000,000		United Health, 7.550%, 07/01/2019	6,998,553	1.7
			11,692,952	2.8

		Floating Rate Notes(8): 3.7%
700,000	(8)	Bank Of America Corp., 2.500%, 11/12/2019	699,930	0.1
300,000	(8)	Bank Of America Corp., 2.520%, 11/07/2019	300,042	0.1
600,000	(8)	Bedford Row Funding, 2.490%, 12/16/2019	599,943	0.1
400,000	(8)	Crédit Agricole Group, 2.550%, 11/07/2019	400,098	0.1
300,000	(8)	DNB ASA, 2.530%, 11/04/2019	300,040	0.1
700,000	(8)	HSBC Holdings PLC, 2.540%, 11/08/2019	700,172	0.2
250,000	(8)	HSBC Holdings PLC, 2.540%, 12/27/2019	250,000	0.0
400,000	(8)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	400,054	0.1
600,000	(8)	Lloyds Bank PLC, 2.510%, 11/15/2019	600,126	0.1
400,000	(8)	Lloyds Bank PLC, 2.530%, 11/08/2019	400,083	0.1
600,000	(8)	Lloyds Bank PLC, 2.530%, 11/13/2019	600,128	0.1
700,000	(8)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	700,073	0.2
300,000	(8)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	300,043	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes(8) (continued)
700,000	(8)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	$700,087	0.2
300,000	(8)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	300,040	0.1
700,000	(8)	National Australia Bank Ltd., 2.470%, 11/15/2019	700,039	0.1
400,000	(8)	National Bank Of Canada, 2.520%, 11/06/2019	400,060	0.1
600,000	(8)	Natixis S.A., 2.510%, 11/08/2019	600,081	0.1
300,000	(8)	Oversea-Chinese Banking Corp., Ltd., 2.530%, 10/07/2019	300,024	0.1
300,000	(8)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	300,041	0.1
400,000	(8)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	400,083	0.1
400,000	(8)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	400,086	0.1
800,000	(8)	Societe Generale, 2.560%, 12/02/2019	800,200	0.2
700,000	(8)	State Street Bank & Trust Co., 2.480%, 11/15/2019	700,055	0.2
400,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	400,070	0.1
300,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 2.560%, 10/01/2019	300,041	0.1
500,000	(8)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	499,944	0.1
300,000	(8)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	299,974	0.1
300,000	(8)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	299,976	0.1
400,000	(8)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	399,971	0.1
700,000	(8)	Toronto-Dominion Bank, 2.480%, 11/18/2019	700,064	0.2
528,000	(8)	Wells Fargo & Co., 2.530%, 11/04/2019	528,129	0.1
			15,279,697	3.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(8): 13.8%
17,268,831	(8)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $17,272,379, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $17,614,208, due 06/01/46-07/01/49)	$17,268,831	4.1
5,682,910	(8)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $5,684,087, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $5,799,254, due 03/31/23-08/15/44)	5,682,910	1.4
17,268,831	(8)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $17,272,379, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $17,614,208, due 07/02/19-01/20/63)	17,268,831	4.1
17,268,831	(8)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $17,272,394, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $17,614,208, due 07/18/19-09/09/49)	17,268,831	4.2
			57,489,403	13.8

		Certificates of Deposit(8): 0.2%
300,000	(8)	Mitsubishi UFJ Financial Group, Inc., 2.560%, 09/10/2019	300,117	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Certificates of Deposit(8) (continued)
400,000	(8)	The Norinchukin Bank, 2.540%, 08/01/2019	$400,050	0.1
			700,167	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
4,208,000	(9) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $4,208,000)	4,208,000	1.0

	Total Short-Term Investments
	(Cost $89,372,689)	89,370,219	21.5

	Total Investments in Securities (Cost $480,023,173)	$487,324,952	117.0
	Liabilities in Excess of Other Assets	(70,736,013)	(17.0)
	Net Assets	$416,588,939	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.
(7)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Fund held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$930,932	$930,932
Total Common Stock	–	–	930,932	930,932
Corporate Bonds/Notes	–	395,158,053	–	395,158,053
Other	–	–	–	–
Bank Loans	–	1,865,748	–	1,865,748
Short-Term Investments	4,208,000	85,162,219	–	89,370,219
Total Investments, at fair value	$4,208,000	$482,186,020	$930,932	$487,324,952

At June 30, 2019, Voya High Yield Bond Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Momentive Performance Materials, Inc. (Escrow)	10/30/2014	$–	$–
		$–	$–

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $480,089,860.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,502,637
Gross Unrealized Depreciation	(6,267,545)

Net Unrealized Appreciation	$7,235,092

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.7%
		Basic Materials: 1.1%
3,782,000	(1)	Air Liquide Finance SA, 2.250%, 09/27/2023	$3,767,885	0.1
2,746,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	2,959,658	0.0
4,510,000		ArcelorMittal, 5.500%, 03/01/2021	4,695,661	0.1
3,000,000	(2)	ArcelorMittal, 6.125%, 06/01/2025	3,411,147	0.1
1,945,000		ArcelorMittal, 7.000%, 10/15/2039	2,309,717	0.0
5,485,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	6,052,676	0.1
3,203,000		Dow Chemical Co/The, 4.625%, 10/01/2044	3,299,415	0.1
2,199,000	(1),(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	2,471,302	0.0
3,745,000	(1)	Dow Chemical Co/The, 5.550%, 11/30/2048	4,458,328	0.1
2,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	2,434,755	0.0
1,960,000	(1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	1,988,397	0.0
9,635,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	10,021,759	0.2
3,022,000		Huntsman International LLC, 4.500%, 05/01/2029	3,119,888	0.0
1,996,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	2,016,285	0.0
7,120,000	(1)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	7,385,962	0.1
662,000	(1)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	686,867	0.0
4,635,000	(1)	Novelis Corp., 5.875%, 09/30/2026	4,704,525	0.1
3,475,000	(1),(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	2,988,500	0.0
4,005,000		Teck Resources Ltd., 6.125%, 10/01/2035	4,569,150	0.1
2,360,000		Teck Resources Ltd., 6.000%, 08/15/2040	2,570,169	0.0
			75,912,046	1.1

		Communications: 2.8%
2,455,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,561,330	0.0
3,173,000	(2)	Amazon.com, Inc., 4.050%, 08/22/2047	3,591,360	0.1
630,000		AT&T, Inc., 2.950%, 07/15/2026	626,329	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
3,876,000		AT&T, Inc., 4.300%, 02/15/2030	$4,142,645	0.1
2,657,000		AT&T, Inc., 4.550%, 03/09/2049	2,722,940	0.0
1,622,000		AT&T, Inc., 5.150%, 03/15/2042	1,774,475	0.0
3,275,000		AT&T, Inc., 5.150%, 11/15/2046	3,622,910	0.1
8,046,000		AT&T, Inc., 5.150%, 02/15/2050	8,868,528	0.1
7,619,000		AT&T, Inc., 5.650%, 02/15/2047	8,942,699	0.1
2,090,000		CBS Corp., 5.500%, 05/15/2033	2,421,544	0.0
4,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	4,965,179	0.1
5,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	6,387,291	0.1
3,975,000		Comcast Corp., 3.300%, 10/01/2020	4,028,363	0.1
3,650,000		Comcast Corp., 3.450%, 10/01/2021	3,756,053	0.1
3,288,000		Comcast Corp., 3.900%, 03/01/2038	3,469,830	0.1
5,289,000		Comcast Corp., 3.950%, 10/15/2025	5,707,361	0.1
2,932,000		Comcast Corp., 3.999%, 11/01/2049	3,090,879	0.1
6,080,000		Comcast Corp., 4.000%, 03/01/2048	6,435,421	0.1
5,120,000	(1),(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	4,480,000	0.1
7,205,000		CSC Holdings LLC, 5.250%, 06/01/2024	7,502,206	0.1
4,480,000		Discovery Communications LLC, 2.950%, 03/20/2023	4,522,800	0.1
3,750,000		Discovery Communications LLC, 5.200%, 09/20/2047	3,960,337	0.1
2,095,000	(2)	DISH DBS Corp., 5.875%, 11/15/2024	1,990,250	0.0
6,825,000	(1),(2)	Gray Television, Inc., 7.000%, 05/15/2027	7,422,188	0.1
1,980,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	2,005,284	0.0
2,770,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	2,842,658	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
9,365,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	$9,593,038	0.1
5,920,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	6,054,099	0.1
4,130,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	4,068,050	0.1
3,000,000	(1),(2)	Sinclair Television Group, Inc., 5.625%, 08/01/2024	3,075,000	0.0
3,330,000	(1),(2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	3,422,241	0.1
6,910,000		Sprint Nextel Corp., 6.875%, 11/15/2028	7,169,125	0.1
2,500,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	2,831,250	0.0
3,420,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,447,873	0.1
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/2041	2,466,296	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,063,144	0.0
4,610,000		Verizon Communications, Inc., 3.850%, 11/01/2042	4,714,838	0.1
1,999,000	(1)	Verizon Communications, Inc., 4.016%, 12/03/2029	2,166,978	0.0
6,432,000		Verizon Communications, Inc., 4.812%, 03/15/2039	7,413,601	0.1
1,719,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,003,498	0.0
3,668,000		Viacom, Inc., 4.375%, 03/15/2043	3,591,938	0.1
1,950,000		Viacom, Inc., 5.850%, 09/01/2043	2,303,966	0.0
2,075,000	(1)	Walt Disney Co/The, 3.000%, 09/15/2022	2,125,226	0.0
5,230,000	(1)	Walt Disney Co/The, 4.750%, 11/15/2046	6,448,052	0.1
			187,799,073	2.8

		Consumer, Cyclical: 2.1%
7,105,000	(1),(2)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	7,178,181	0.1
3,645,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	3,280,500	0.1
1,486,213		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	1,529,090	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,908,474		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	$2,016,206	0.0
4,823,500		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,875,594	0.1
2,696,697		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	2,728,357	0.0
4,205,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	4,286,149	0.1
4,340,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	4,473,680	0.1
4,580,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	4,591,450	0.1
968,946		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,016,472	0.0
551,349		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	577,097	0.0
3,000,597		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	3,081,012	0.0
5,659,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	5,637,959	0.1
2,465,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	2,603,656	0.0
2,657,231		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	2,841,643	0.0
1,508,140		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,591,541	0.0
8,000,000		Delta Air Lines, Inc., 3.800%, 04/19/2023	8,216,680	0.1
4,000,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	4,082,924	0.1
3,970,000		DR Horton, Inc., 4.750%, 02/15/2023	4,185,901	0.1
1,642,000	(2)	Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,623,972	0.0
3,266,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	3,273,011	0.1
2,200,000		General Motors Co., 5.400%, 04/01/2048	2,146,894	0.0
3,665,000		General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,777,500	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	$1,765,098	0.0
3,250,000		Home Depot, Inc./The, 4.500%, 12/06/2048	3,841,853	0.1
3,926,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	3,698,994	0.1
3,095,000		McDonald's Corp., 4.450%, 09/01/2048	3,394,952	0.1
2,515,000	(2)	MGM Resorts International, 4.625%, 09/01/2026	2,540,150	0.0
5,030,000	(1),(2)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	5,008,986	0.1
851,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	875,366	0.0
6,985,000	(1),(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	7,281,863	0.1
2,330,000		Southwest Airlines Co., 3.450%, 11/16/2027	2,396,379	0.0
1,867,441		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,913,837	0.0
2,781,651		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	2,888,225	0.0
2,486,291		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	2,504,543	0.0
1,005,787		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	1,007,143	0.0
4,603,535		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	4,572,461	0.1
1,281,146		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,283,068	0.0
1,906,228		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	1,950,362	0.0
3,544,111		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	3,764,388	0.1
5,404,738		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	5,635,711	0.1
3,570,000		Walmart, Inc., 2.350%, 12/15/2022	3,609,470	0.1
1,729,000		Walmart, Inc., 3.300%, 04/22/2024	1,818,012	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,743,000		Walmart, Inc., 3.400%, 06/26/2023	$1,831,452	0.0
			143,197,782	2.1

		Consumer, Non-cyclical: 4.7%
2,180,000	(2)	Abbott Laboratories, 2.900%, 11/30/2021	2,216,280	0.0
1,020,000		Abbott Laboratories, 3.750%, 11/30/2026	1,103,276	0.0
1,189,000		Abbott Laboratories, 4.750%, 11/30/2036	1,411,125	0.0
1,560,000		Abbott Laboratories, 4.900%, 11/30/2046	1,924,168	0.0
2,210,000		AbbVie, Inc., 2.900%, 11/06/2022	2,225,420	0.0
16,000		AbbVie, Inc., 3.200%, 05/14/2026	16,216	0.0
1,599,000	(2)	AbbVie, Inc., 3.375%, 11/14/2021	1,626,255	0.0
2,526,000		AbbVie, Inc., 4.450%, 05/14/2046	2,482,265	0.0
2,005,000		AbbVie, Inc., 4.500%, 05/14/2035	2,063,238	0.0
1,849,000		Aetna, Inc., 2.800%, 06/15/2023	1,860,661	0.0
1,764,000		Aetna, Inc., 4.500%, 05/15/2042	1,749,044	0.0
2,298,000		Allergan Finance LLC, 4.625%, 10/01/2042	2,294,097	0.0
2,895,000		Altria Group, Inc., 4.800%, 02/14/2029	3,125,137	0.1
1,325,000		Altria Group, Inc., 5.800%, 02/14/2039	1,490,138	0.0
1,326,000		Altria Group, Inc., 5.950%, 02/14/2049	1,510,084	0.0
5,217,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	5,317,540	0.1
1,220,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,343,675	0.0
7,940,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	8,838,526	0.1
2,509,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	2,763,344	0.1
1,960,000	(2)	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	2,060,310	0.0
2,170,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	2,582,235	0.0
1,598,000		Anthem, Inc., 3.500%, 08/15/2024	1,659,846	0.0
4,159,000		Anthem, Inc., 5.100%, 01/15/2044	4,783,378	0.1
5,220,000		AstraZeneca PLC, 2.375%, 11/16/2020	5,222,291	0.1
3,580,000		BAT Capital Corp., 3.222%, 08/15/2024	3,611,574	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
4,270,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	$4,280,539	0.1
2,700,000	(1),(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	2,760,750	0.1
4,220,000		Becton Dickinson and Co., 2.894%, 06/06/2022	4,275,355	0.1
1,977,000		Becton Dickinson and Co., 3.700%, 06/06/2027	2,066,750	0.0
1,769,000	(1)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	1,851,778	0.0
3,421,000	(1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	3,712,447	0.1
3,870,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	4,038,187	0.1
2,445,000		Cardinal Health, Inc., 3.079%, 06/15/2024	2,465,058	0.0
5,377,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	5,720,164	0.1
5,325,000		Celgene Corp., 3.875%, 08/15/2025	5,708,636	0.1
5,406,000		Celgene Corp., 4.550%, 02/20/2048	6,197,002	0.1
17,370,000	(1)	Cigna Corp., 3.200%, 09/17/2020	17,529,922	0.3
4,060,000	(1)	Cigna Corp., 4.800%, 08/15/2038	4,379,709	0.1
6,680,000		CVS Health Corp., 3.125%, 03/09/2020	6,706,745	0.1
5,120,000	(2)	CVS Health Corp., 3.700%, 03/09/2023	5,289,166	0.1
1,919,000		CVS Health Corp., 4.100%, 03/25/2025	2,024,226	0.0
2,603,000		CVS Health Corp., 4.300%, 03/25/2028	2,745,721	0.0
5,579,000		CVS Health Corp., 5.050%, 03/25/2048	5,942,760	0.1
3,130,000		Ecolab, Inc., 4.350%, 12/08/2021	3,285,392	0.1
2,440,000		Eli Lilly & Co., 3.875%, 03/15/2039	2,649,378	0.0
3,105,000		Eli Lilly & Co., 3.950%, 03/15/2049	3,362,129	0.1
3,324,000	(1)	Fresenius Medical Care US Finance III, Inc., 3.750%, 06/15/2029	3,302,188	0.1
3,460,000	(2)	General Mills, Inc., 3.700%, 10/17/2023	3,628,373	0.1
4,340,000	(2)	General Mills, Inc., 4.000%, 04/17/2025	4,616,513	0.1
7,000,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	7,319,707	0.1
3,420,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	3,482,958	0.1
2,471,000	(1)	Cigna Corp., 4.125%, 11/15/2025	2,626,330	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,076,000		HCA, Inc., 4.500%, 02/15/2027	$3,285,382	0.1
1,738,000		HCA, Inc., 5.125%, 06/15/2039	1,810,884	0.0
1,449,000		HCA, Inc., 5.250%, 04/15/2025	1,608,253	0.0
1,738,000		HCA, Inc., 5.250%, 06/15/2049	1,813,897	0.0
1,498,000		HCA, Inc., 5.500%, 06/15/2047	1,601,143	0.0
2,290,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,357,637	0.0
1,140,000		Johnson & Johnson, 4.375%, 12/05/2033	1,340,181	0.0
3,200,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	3,360,543	0.1
289,000		Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	309,807	0.0
2,750,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	2,614,603	0.0
5,635,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	5,812,486	0.1
1,309,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	1,317,032	0.0
251,000		Kroger Co/The, 5.150%, 08/01/2043	266,464	0.0
3,070,000	(1)	Mars, Inc., 3.200%, 04/01/2030	3,190,937	0.1
3,070,000	(1),(2)	Mars, Inc., 3.875%, 04/01/2039	3,253,606	0.1
1,155,000		Medtronic, Inc., 3.625%, 03/15/2024	1,225,379	0.0
2,074,000		Medtronic, Inc., 4.375%, 03/15/2035	2,389,882	0.0
290,000		Medtronic, Inc., 4.625%, 03/15/2045	351,519	0.0
2,910,000	(2)	Merck & Co., Inc., 4.000%, 03/07/2049	3,235,540	0.1
1,690,000		Mylan NV, 3.750%, 12/15/2020	1,705,983	0.0
1,170,000	(2)	Mylan, Inc., 4.550%, 04/15/2028	1,147,716	0.0
1,722,000		PepsiCo, Inc., 4.450%, 04/14/2046	2,060,756	0.0
3,795,000		Pfizer, Inc., 3.200%, 09/15/2023	3,949,249	0.1
2,400,000		Pfizer, Inc., 4.000%, 03/15/2049	2,617,132	0.0
1,689,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,675,182	0.0
3,090,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	3,213,600	0.1
7,205,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	7,250,031	0.1
1,829,000		RELX Capital, Inc., 3.125%, 10/15/2022	1,862,310	0.0
5,120,000	(2)	RELX Capital, Inc., 4.000%, 03/18/2029	5,411,735	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,903,000		Reynolds American, Inc., 5.850%, 08/15/2045	$2,052,996	0.0
818,000		Reynolds American, Inc., 6.150%, 09/15/2043	892,297	0.0
2,250,000	(1)	SC Johnson & Son, Inc., 4.750%, 10/15/2046	2,627,023	0.0
4,825,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	4,930,097	0.1
3,698,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	3,691,592	0.1
7,240,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	7,482,018	0.1
3,380,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	3,466,322	0.1
9,510,000		Unilever Capital Corp., 3.000%, 03/07/2022	9,723,454	0.2
13,215,000		Unilever Capital Corp., 3.250%, 03/07/2024	13,754,832	0.2
2,645,000	(2)	United Rentals North America, Inc., 4.875%, 01/15/2028	2,704,512	0.0
2,310,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	2,526,163	0.0
			313,138,181	4.7

		Energy: 3.1%
1,020,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	1,079,519	0.0
4,713,000		Apache Corp., 5.250%, 02/01/2042	4,826,258	0.1
4,856,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	5,029,484	0.1
3,280,000		BP Capital Markets PLC, 4.742%, 03/11/2021	3,420,399	0.1
2,903,000		Canadian Natural Resources Ltd., 4.950%, 06/01/2047	3,310,349	0.1
3,000,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	3,087,548	0.1
1,575,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	1,705,823	0.0
3,926,000	(2)	Cimarex Energy Co., 3.900%, 05/15/2027	4,036,245	0.1
680,000		Cimarex Energy Co., 4.375%, 06/01/2024	721,537	0.0
683,000	(2)	Cimarex Energy Co., 4.375%, 03/15/2029	725,482	0.0
6,159,000	(1)	Colonial Pipeline Co., 3.500%, 10/15/2020	6,222,258	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
6,011,000	(2)	Continental Resources, Inc./OK, 3.800%, 06/01/2024	$6,184,433	0.1
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	7,286,205	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	410,490	0.0
2,960,000	(2),(3)	Enbridge, Inc., 6.250%, 03/01/2078	2,999,901	0.0
1,217,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	1,262,487	0.0
8,457,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	8,826,202	0.1
1,263,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,334,486	0.0
3,140,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	3,223,650	0.1
862,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	889,251	0.0
3,800,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,585,794	0.1
2,185,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,451,894	0.0
202,000	(3)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	188,167	0.0
6,645,000	(2)	EOG Resources, Inc., 2.625%, 03/15/2023	6,723,852	0.1
2,338,000		Exxon Mobil Corp., 2.726%, 03/01/2023	2,388,725	0.0
7,243,000		Halliburton Co., 3.500%, 08/01/2023	7,493,440	0.1
2,660,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	2,749,775	0.0
6,787,000		Husky Energy, Inc., 4.400%, 04/15/2029	7,202,307	0.1
5,775,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	6,202,084	0.1
2,650,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	2,942,367	0.0
1,575,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,748,765	0.0
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,378,946	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,947,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	$2,159,319	0.0
2,235,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	2,588,113	0.0
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,484,426	0.0
5,904,000	(2)	MPLX L.P., 4.125%, 03/01/2027	6,183,064	0.1
3,660,000		ONEOK Partners L.P., 3.375%, 10/01/2022	3,718,901	0.1
2,018,000		ONEOK, Inc., 6.000%, 06/15/2035	2,297,775	0.0
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	828,126	0.0
4,750,000		Petroleos del Peru SA, 4.750%, 06/19/2032	5,207,425	0.1
4,000,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,385,200	0.1
8,500,000		Petroleos Mexicanos, 6.500%, 03/13/2027	8,403,950	0.1
2,225,000	(2)	Petroleos Mexicanos, 6.500%, 01/23/2029	2,158,250	0.0
2,225,000		Petroleos Mexicanos, 6.875%, 08/04/2026	2,253,925	0.0
3,468,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,694,566	0.1
5,190,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	5,199,630	0.1
1,656,000	(1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,694,409	0.0
4,235,000		Shell International Finance BV, 3.250%, 05/11/2025	4,432,662	0.1
4,432,000		Shell International Finance BV, 4.000%, 05/10/2046	4,866,691	0.1
2,253,000		Shell International Finance BV, 4.375%, 05/11/2045	2,598,643	0.0
2,528,000		Spectra Energy Partners L.P., 5.950%, 09/25/2043	3,144,655	0.1
937,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	982,906	0.0
1,003,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	1,043,649	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,655,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	$2,698,144	0.0
4,143,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	4,217,290	0.1
1,358,000		Western Midstream Operating L.P., 4.000%, 07/01/2022	1,375,703	0.0
4,375,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	4,623,966	0.1
3,324,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	3,671,463	0.1
4,092,000		Williams Partners L.P., 3.600%, 03/15/2022	4,202,247	0.1
1,338,000		Williams Partners L.P., 3.750%, 06/15/2027	1,383,669	0.0
7,225,000	(2)	WPX Energy, Inc., 5.750%, 06/01/2026	7,504,969	0.1
			210,641,859	3.1

		Financial: 8.7%
2,761,000	(2)	American International Group, Inc., 3.375%, 08/15/2020	2,791,325	0.0
3,329,000		American International Group, Inc., 4.500%, 07/16/2044	3,520,299	0.1
3,975,000		Air Lease Corp., 3.500%, 01/15/2022	4,070,880	0.1
3,273,000	(3)	Allstate Corp./The, 5.750%, 08/15/2053	3,435,766	0.1
3,795,000	(2)	American Express Co., 3.700%, 08/03/2023	3,984,726	0.1
3,141,000		American International Group, Inc., 4.750%, 04/01/2048	3,466,825	0.1
3,420,000	(1)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	3,543,681	0.1
4,220,000	(1)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	4,385,480	0.1
4,643,000	(2)	Assurant, Inc., 4.900%, 03/27/2028	4,999,662	0.1
764,000		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	781,198	0.0
4,600,000		Banco Santander SA, 3.125%, 02/23/2023	4,667,683	0.1
6,000,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	6,183,848	0.1
10,041,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	10,242,025	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,300,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	$2,383,365	0.0
1,941,000		Bank of America Corp., 3.950%, 04/21/2025	2,035,567	0.0
3,940,000	(2),(3)	Bank of America Corp., 3.974%, 02/07/2030	4,223,035	0.1
2,645,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	2,837,083	0.0
7,307,000		Bank of America Corp., 4.183%, 11/25/2027	7,757,524	0.1
4,495,000		Bank of America Corp., 4.250%, 10/22/2026	4,804,504	0.1
11,615,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	12,689,743	0.2
4,024,000	(3)	Bank of America Corp., 4.330%, 03/15/2050	4,498,390	0.1
4,415,000	(3)	Bank of America Corp., 5.125%, 12/31/2199	4,448,112	0.1
5,660,000	(2)	Bank of Montreal, 3.100%, 04/13/2021	5,747,720	0.1
5,594,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	5,677,966	0.1
4,310,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	4,327,272	0.1
7,130,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	7,241,132	0.1
3,962,000		Bank of Nova Scotia, 4.500%, 12/16/2025	4,265,966	0.1
2,980,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	3,373,039	0.1
4,883,000	(3)	Barclays PLC, 3.932%, 05/07/2025	4,970,866	0.1
5,710,000		BB&T Corp., 3.875%, 03/19/2029	6,109,393	0.1
7,160,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	8,057,911	0.1
4,110,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	4,177,696	0.1
6,924,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	7,124,744	0.1
2,094,000	(1),(2)	BPCE SA, 5.150%, 07/21/2024	2,265,677	0.0
7,020,000	(1)	BPCE SA, 5.700%, 10/22/2023	7,687,816	0.1
7,155,000	(2)	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	7,317,093	0.1
2,160,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	2,239,415	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
9,025,000	(2)	Charles Schwab Corp./The, 3.550%, 02/01/2024	$9,554,813	0.1
5,310,000		Citibank NA, 3.400%, 07/23/2021	5,423,218	0.1
3,170,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	3,210,655	0.1
4,915,000		Citigroup, Inc., 5.500%, 09/13/2025	5,568,289	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,185,922	0.0
1,872,000	(1),(3)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	1,872,000	0.0
6,300,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,724,904	0.1
1,500,000		Cooperatieve Rabobank UA, 4.625%, 12/01/2023	1,607,227	0.0
3,150,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	3,391,762	0.1
4,330,000	(1),(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	4,336,632	0.1
4,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	4,487,512	0.1
2,970,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	2,995,746	0.0
1,170,000	(1),(3)	Credit Suisse Group AG, 3.869%, 01/12/2029	1,206,636	0.0
1,441,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	1,521,492	0.0
2,470,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,508,853	0.0
3,190,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	3,307,104	0.1
8,650,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	8,664,044	0.1
2,404,000	(3)	Discover Bank, 4.682%, 08/09/2028	2,493,333	0.0
805,000	(2)	Discover Financial Services, 3.850%, 11/21/2022	839,705	0.0
3,941,000		Enstar Group Ltd, 4.950%, 06/01/2029	4,003,861	0.1
2,530,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,599,575	0.0
1,862,000		Essex Portfolio L.P., 3.250%, 05/01/2023	1,897,340	0.0
2,301,000	(2)	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	2,427,125	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,885,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	$3,054,501	0.0
13,105,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	13,108,189	0.2
750,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	764,063	0.0
1,516,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,509,004	0.0
6,614,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	6,533,371	0.1
2,426,000	(2)	Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	2,434,905	0.0
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	5,829,716	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,922,636	0.0
792,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,037,828	0.0
4,580,000	(1),(3)	Harborwalk Funding Trust, 5.077%, 02/15/2069	5,246,940	0.1
4,791,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	4,886,718	0.1
2,575,000	(3)	HSBC Holdings PLC, 3.950%, 05/18/2024	2,694,512	0.0
5,114,000	(2),(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	5,340,029	0.1
2,238,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	2,351,788	0.0
4,085,000		HSBC Holdings PLC, 4.300%, 03/08/2026	4,389,557	0.1
4,831,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	4,947,041	0.1
6,599,000		ING Groep NV, 3.550%, 04/09/2024	6,827,839	0.1
4,055,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	3,888,770	0.1
3,604,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,613,133	0.1
8,459,000	(3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	8,633,288	0.1
9,040,000	(2),(3)	JPMorgan Chase & Co., 3.514%, 06/18/2022	9,237,801	0.1
10,000	(2),(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	10,369	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
7,721,000	(2),(3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	$8,144,162	0.1
4,270,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,480,628	0.1
3,700,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,890,619	0.1
6,919,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	7,257,316	0.1
4,099,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	4,302,853	0.1
2,400,000	(3)	JPMorgan Chase & Co., 4.032%, 07/24/2048	2,560,697	0.0
2,990,000		Kilroy Realty L.P., 3.450%, 12/15/2024	3,076,819	0.0
2,935,000	(1)	KKR Group Finance Co. VI LLC, 3.750%, 07/01/2029	3,014,238	0.0
4,109,000	(1)	Liberty Mutual Group, Inc., 4.500%, 06/15/2049	4,328,121	0.1
2,849,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,847,794	0.0
4,700,000	(2)	Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	4,799,520	0.1
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,678,448	0.1
3,080,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	3,089,895	0.0
6,933,000		Morgan Stanley, 2.750%, 05/19/2022	7,007,671	0.1
3,840,000		Morgan Stanley, 3.700%, 10/23/2024	4,052,427	0.1
3,210,000		Morgan Stanley, 3.875%, 04/29/2024	3,404,661	0.1
3,524,000		Morgan Stanley, 4.000%, 07/23/2025	3,775,438	0.1
2,439,000	(3)	Morgan Stanley, 4.457%, 04/22/2039	2,688,854	0.0
4,155,000		Morgan Stanley, 5.500%, 07/28/2021	4,413,403	0.1
5,540,000		MUFG Union Bank NA, 3.150%, 04/01/2022	5,664,701	0.1
6,990,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	6,982,684	0.1
4,965,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	5,078,230	0.1
1,345,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,380,421	0.0
DKK 8	(4)	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	–	–

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
7,860,000		ORIX Corp., 3.250%, 12/04/2024	$8,110,937	0.1
1,580,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,651,765	0.0
2,735,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	2,731,581	0.0
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,300,755	0.0
4,410,000	(2)	Royal Bank of Canada, 3.258%, (US0003M + 0.660%), 10/05/2023	4,404,827	0.1
5,550,000		Royal Bank of Canada, 3.700%, 10/05/2023	5,849,036	0.1
9,148,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	9,388,930	0.1
2,081,000	(3)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	2,152,790	0.0
3,017,000	(3)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	3,142,853	0.0
2,217,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	2,221,246	0.0
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	303,825	0.0
2,225,000	(1)	Suncorp-Metway Ltd., 3.300%, 04/15/2024	2,277,062	0.0
2,878,000		Toronto-Dominion Bank/The, 2.650%, 06/12/2024	2,904,404	0.0
5,920,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	5,990,227	0.1
9,340,000	(2)	Toronto-Dominion Bank/The, 3.250%, 03/11/2024	9,680,499	0.1
6,822,000	(2)	Toronto-Dominion Bank/The, 3.500%, 07/19/2023	7,159,025	0.1
7,760,000	(1)	UBS AG/London, 2.450%, 12/01/2020	7,772,869	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	1,649,259	0.0
3,180,000		UBS AG, 5.125%, 05/15/2024	3,379,287	0.1
6,670,000		Wells Fargo & Co., 3.750%, 01/24/2024	7,014,445	0.1
4,723,000	(2)	Wells Fargo & Co., 4.125%, 08/15/2023	4,989,314	0.1
2,631,000		Wells Fargo & Co., 4.750%, 12/07/2046	2,998,284	0.0
12,450,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	12,801,850	0.2
2,000,000		XLIT Ltd., 5.250%, 12/15/2043	2,421,344	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,511,000		XLIT Ltd., 5.500%, 03/31/2045	$2,962,033	0.0
5,650,000		Zions Bancorp NA, 3.500%, 08/27/2021	5,766,761	0.1
			585,368,981	8.7

		Industrial: 1.7%
2,710,000		AECOM, 5.125%, 03/15/2027	2,831,950	0.1
8,620,000	(1)	Airbus Finance BV, 2.700%, 04/17/2023	8,728,256	0.1
1,020,000		Amphenol Corp., 3.200%, 04/01/2024	1,045,510	0.0
2,530,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	2,783,683	0.0
1,460,000		Boeing Co/The, 3.500%, 03/01/2039	1,459,991	0.0
2,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	3,390,955	0.1
5,615,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	5,726,854	0.1
200,000		Cemex SAB de CV, 6.125%, 05/05/2025	209,750	0.0
2,715,000		CSX Corp., 4.650%, 03/01/2068	2,929,897	0.1
4,000,000		FedEx Corp., 4.050%, 02/15/2048	3,841,258	0.1
2,647,000		FedEx Corp., 4.400%, 01/15/2047	2,637,765	0.0
2,075,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,940,125	0.0
4,500,000		General Electric Co., 4.500%, 03/11/2044	4,385,073	0.1
3,841,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	3,936,027	0.1
4,717,000		John Deere Capital Corp., 3.125%, 09/10/2021	4,811,966	0.1
4,420,000		Norfolk Southern Corp., 3.650%, 08/01/2025	4,661,755	0.1
434,000		Northrop Grumman Corp., 2.930%, 01/15/2025	442,845	0.0
2,580,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	2,792,334	0.1
2,172,000		Parker-Hannifin Corp., 3.250%, 06/14/2029	2,256,466	0.0
2,335,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	2,404,687	0.0
3,413,000		Roper Technologies, Inc., 3.650%, 09/15/2023	3,555,945	0.1
2,590,000		Ryder System, Inc., 3.500%, 06/01/2021	2,642,473	0.0
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,569,223	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,540,000	(1)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	$2,614,403	0.0
2,750,000	(1),(2)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	2,791,250	0.0
6,290,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	6,391,806	0.1
4,090,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	4,110,450	0.1
5,745,000	(1)	TTX Co., 3.600%, 01/15/2025	6,040,172	0.1
3,920,000		United Parcel Service, Inc., 2.050%, 04/01/2021	3,913,843	0.1
1,690,000	(2)	United Parcel Service, Inc., 2.500%, 04/01/2023	1,706,981	0.0
2,431,000		United Parcel Service, Inc., 2.800%, 11/15/2024	2,485,369	0.0
6,230,000		United Technologies Corp., 3.650%, 08/16/2023	6,526,399	0.1
534,000		United Technologies Corp., 5.400%, 05/01/2035	646,726	0.0
792,000		United Technologies Corp., 6.125%, 07/15/2038	1,050,830	0.0
2,209,000	(1),(2)	Vinci SA, 3.750%, 04/10/2029	2,374,452	0.0
2,499,000	(2)	WRKCo, Inc., 4.200%, 06/01/2032	2,589,405	0.0
			115,226,874	1.7

		Technology: 1.3%
1,282,000		Analog Devices, Inc., 3.500%, 12/05/2026	1,307,045	0.0
5,675,000		Apple, Inc., 2.400%, 01/13/2023	5,725,893	0.1
5,492,000		Apple, Inc., 3.750%, 09/12/2047	5,756,291	0.1
963,000		Apple, Inc., 4.450%, 05/06/2044	1,108,673	0.0
6,406,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	6,908,793	0.1
4,880,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	5,385,786	0.1
4,347,000		Fiserv, Inc., 3.200%, 07/01/2026	4,440,757	0.1
2,895,000		HP, Inc., 4.050%, 09/15/2022	3,024,655	0.0
5,885,000		HP, Inc., 4.300%, 06/01/2021	6,089,026	0.1
4,100,000		IBM Credit LLC, 3.000%, 02/06/2023	4,196,003	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,289,000		International Business Machines Corp., 2.875%, 11/09/2022	$2,338,013	0.0
9,760,000		International Business Machines Corp., 3.300%, 05/15/2026	10,113,713	0.2
1,241,000		KLA-Tencor Corp., 4.125%, 11/01/2021	1,284,992	0.0
7,032,000		Microsoft Corp., 3.700%, 08/08/2046	7,574,767	0.1
6,002,000		Microsoft Corp., 4.450%, 11/03/2045	7,199,558	0.1
370,000		Oracle Corp., 3.850%, 07/15/2036	392,794	0.0
8,841,000		Oracle Corp., 4.000%, 11/15/2047	9,504,827	0.1
3,895,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	4,048,366	0.1
2,860,000		Texas Instruments, Inc., 3.875%, 03/15/2039	3,113,022	0.0
			89,512,974	1.3

		Utilities: 3.2%
3,770,000		Alabama Power Co., 3.375%, 10/01/2020	3,818,087	0.1
2,680,000		Alabama Power Co., 5.700%, 02/15/2033	3,349,296	0.1
1,927,000		Ameren Corp., 2.700%, 11/15/2020	1,933,517	0.0
7,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	8,714,310	0.1
5,385,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,740,644	0.1
2,595,000		Arizona Public Service Co., 4.200%, 08/15/2048	2,788,874	0.0
4,801,000		Avangrid, Inc., 3.800%, 06/01/2029	5,031,077	0.1
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,035,664	0.0
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,821,431	0.0
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	567,857	0.0
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,199,977	0.0
4,990,000		Commonwealth Edison Co., 3.750%, 08/15/2047	5,173,233	0.1
1,864,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,905,375	0.0
3,000,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	3,365,525	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
831,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	$982,364	0.0
7,326,000	(1)	DPL, Inc., 4.350%, 04/15/2029	7,428,553	0.1
1,790,000		DTE Electric Co., 3.950%, 03/01/2049	1,952,140	0.0
1,210,000		DTE Electric Co., 4.050%, 05/15/2048	1,342,865	0.0
1,539,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,572,661	0.0
2,340,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,390,791	0.0
3,032,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	3,187,166	0.1
3,030,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	3,358,001	0.1
2,495,000		Duke Energy Progress LLC, 3.450%, 03/15/2029	2,631,388	0.0
3,323,000		Entergy Corp., 2.950%, 09/01/2026	3,325,352	0.1
3,965,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	4,023,460	0.1
6,480,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	6,895,987	0.1
7,875,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	8,769,701	0.1
2,172,000		Entergy Texas, Inc., 4.000%, 03/30/2029	2,343,132	0.0
6,159,000		Eversource Energy, 2.900%, 10/01/2024	6,261,630	0.1
3,617,000		Exelon Corp., 3.497%, 06/01/2022	3,707,794	0.1
3,475,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,521,136	0.1
1,519,000	(2)	FirstEnergy Corp., 4.250%, 03/15/2023	1,596,243	0.0
1,725,000	(2)	Fortis, Inc./Canada, 3.055%, 10/04/2026	1,713,088	0.0
2,124,000		Georgia Power Co., 5.750%, 04/15/2023	2,328,565	0.0
4,400,000		Interstate Power & Light Co., 3.250%, 12/01/2024	4,545,604	0.1
11,576,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	11,650,755	0.2
3,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,436,577	0.1
2,862,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	2,904,221	0.0
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	2,011,737	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,160,000		Mississippi Power Co., 3.950%, 03/30/2028	$2,268,915	0.0
2,412,000		Mississippi Power Co., 4.250%, 03/15/2042	2,431,804	0.0
790,000		Mississippi Power Co., 4.750%, 10/15/2041	813,494	0.0
2,880,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	2,830,651	0.0
5,049,000	(2)	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	5,184,773	0.1
1,901,000		NiSource, Inc., 5.950%, 06/15/2041	2,336,053	0.0
2,480,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	2,669,100	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	829,714	0.0
2,675,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	2,967,956	0.1
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	4,992,824	0.1
3,035,000		Pinnacle West Capital Corp., 2.250%, 11/30/2020	3,029,703	0.1
5,924,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	6,148,416	0.1
2,758,000	(2)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	2,793,607	0.0
3,937,000		Sempra Energy, 3.800%, 02/01/2038	3,822,448	0.1
5,750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	5,703,601	0.1
435,000		Southern California Edison Co., 2.400%, 02/01/2022	432,340	0.0
980,000	(2)	Southern California Edison Co., 3.875%, 06/01/2021	998,681	0.0
2,311,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,445,196	0.0
1,680,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,060,443	0.0
3,690,000		Tampa Electric Co., 5.400%, 05/15/2021	3,879,570	0.1
3,000,000		Tucson Electric Power Co., 4.850%, 12/01/2048	3,515,973	0.1
4,205,000	(2)	Union Electric Co., 3.500%, 03/15/2029	4,456,593	0.1
1,915,000		Virginia Electric & Power Co., 3.450%, 09/01/2022	1,977,866	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
5,165,000		Virginia Electric & Power Co., 3.800%, 04/01/2028	$5,538,859	0.1
			215,454,358	3.2

	Total Corporate Bonds/Notes
	(Cost $1,857,636,099)		1,936,252,128	28.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 18.8%
1,071,033	(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.883%, 09/25/2044	1,103,284	0.0
2,808,625		Alternative Loan Trust 2004-J7 MI, 3.424%, (US0001M + 1.020%), 10/25/2034	2,750,960	0.1
3,110,198		Alternative Loan Trust 2005-10CB 1A1, 2.904%, (US0001M + 0.500%), 05/25/2035	2,687,223	0.1
2,607,009		Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	2,532,099	0.1
807,744		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	759,495	0.0
1,006,596		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	996,528	0.0
1,809,112		Alternative Loan Trust 2005-J2 1A12, 2.804%, (US0001M + 0.400%), 04/25/2035	1,547,159	0.0
882,382		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	674,986	0.0
194,093		Alternative Loan Trust 2006-18CB A10, 2.804%, (US0001M + 0.400%), 07/25/2036	125,627	0.0
1,167,241		Alternative Loan Trust 2006-19CB A28, 3.004%, (US0001M + 0.600%), 08/25/2036	799,233	0.0
1,099,033		Alternative Loan Trust 2006-HY11 A1, 2.524%, (US0001M + 0.120%), 06/25/2036	1,045,067	0.0
1,271,274		Alternative Loan Trust 2007-23CB A3, 2.904%, (US0001M + 0.500%), 09/25/2037	778,345	0.0
3,206,578		Alternative Loan Trust 2007-2CB 2A1, 3.004%, (US0001M + 0.600%), 03/25/2037	2,066,573	0.0
1,309,748		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	945,131	0.0
1,168,320		Alternative Loan Trust 2007-8CB A3, 2.904%, (US0001M + 0.500%), 05/25/2037	788,977	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,994,024		American Home Mortgage Assets Trust 2007-4 A4, 2.694%, (US0001M + 0.290%), 08/25/2037	$1,861,945	0.0
1,153,303		Banc of America Funding 2007-2 1A16 Trust, 3.004%, (US0001M + 0.600%), 03/25/2037	909,351	0.0
1,202,194	(5)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	113,596	0.0
1,637,352	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.625%, 05/25/2035	1,665,498	0.0
2,242,398	(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.496%, 09/25/2035	2,134,098	0.0
4,859,399		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.594%, (US0001M + 0.190%), 01/25/2037	4,772,043	0.1
47,944	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.704%, (US0001M + 4.300%), 07/25/2025	48,042	0.0
4,684,700	(1),(3)	Chase Home Lending Mortgage Trust 2019-ATR1 A3, 4.000%, 04/25/2049	4,809,064	0.1
2,325,005	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.280%, 11/25/2034	2,348,541	0.0
777,811		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	662,043	0.0
2,002,700	(1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	2,058,212	0.0
1,547,538		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,607,284	0.0
1,740,902	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.652%, 11/25/2036	1,551,437	0.0
718,300	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.291%, 09/25/2037	700,468	0.0
2,171,684	(1),(3)	Citigroup Mortgage Loan Trust 2010-7 3A5, 5.500%, 12/25/2035	2,226,140	0.0
1,617,988	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,737,212	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,869,000	(1),(3)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	$2,891,069	0.1
1,680,000	(1),(3)	COLT 2018-2 M1 Mortgage Loan Trust, 4.189%, 07/27/2048	1,761,149	0.0
1,550,000	(1),(3)	COLT 2018-3 M1 Mortgage Loan Trust, 4.283%, 10/26/2048	1,588,795	0.0
593,790		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.904%, (US0001M + 0.500%), 11/25/2035	384,068	0.0
6,883,162		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.124%, (US0001M + 0.720%), 11/25/2035	6,906,907	0.1
2,059,876	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	1,969,302	0.0
1,646,114	(1),(3)	CSMC Trust 2015-2 B3, 3.934%, 02/25/2045	1,722,135	0.0
1,800,000	(1),(3)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,842,098	0.0
1,360,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,378,436	0.0
2,300,000	(1),(3)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,351,647	0.0
101,556,960	(3),(5)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.985%, 04/25/2037	4,134,455	0.1
2,132,534		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.670%, (US0001M + 0.280%), 08/19/2045	1,884,176	0.0
5,245,967	(5)	Fannie Mae 2008-12 SC, 3.946%, (-1.000*US0001M + 6.350%), 03/25/2038	947,588	0.0
8,081,811		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	9,228,524	0.2
995,730		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,014,448	0.0
5,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	6,582,046	0.1
6,534,000		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	6,873,712	0.1
5,093,705		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	5,470,656	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
30,607,124	(5)	Fannie Mae 2016-82 SD, 3.646%, (-1.000*US0001M + 6.050%), 11/25/2046	$5,673,006	0.1
6,918,190		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	7,189,267	0.1
18,054,985	(5)	Fannie Mae 2018-86 US, 4.186%, (-1.000*US0001M + 6.590%), 09/25/2040	3,745,425	0.1
18,016,364		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.654%, (US0001M + 4.250%), 04/25/2029	19,385,157	0.3
8,521,568		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.404%, (US0001M + 4.000%), 05/25/2025	9,087,614	0.1
273,691		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 6.404%, (US0001M + 4.000%), 05/25/2025	284,976	0.0
1,885,303		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 7.404%, (US0001M + 5.000%), 07/25/2025	2,017,747	0.0
13,387,067		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.954%, (US0001M + 5.550%), 04/25/2028	14,546,872	0.2
12,710,019		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.654%, (US0001M + 4.250%), 01/25/2029	13,660,667	0.2
2,535,243		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.854%, (US0001M + 4.450%), 01/25/2029	2,702,434	0.1
5,700,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.954%, (US0001M + 3.550%), 07/25/2029	6,038,921	0.1
8,434,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.054%, (US0001M + 3.650%), 09/25/2029	8,982,912	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,750,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.404%, (US0001M + 3.000%), 10/25/2029	$4,962,634	0.1
9,400,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.254%, (US0001M + 2.850%), 11/25/2029	9,696,072	0.2
14,569,820	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.604%, (US0001M + 2.200%), 01/25/2030	14,721,611	0.2
1,495,000	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 5.054%, (US0001M + 2.650%), 02/25/2030	1,538,035	0.0
10,655,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	10,840,779	0.2
9,550,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.904%, (US0001M + 2.500%), 05/25/2030	9,723,035	0.2
8,900,000	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.204%, (US0001M + 2.800%), 02/25/2030	9,172,000	0.1
13,870,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.604%, (US0001M + 2.200%), 08/25/2030	13,941,103	0.2
3,550,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.554%, (US0001M + 2.150%), 10/25/2030	3,577,695	0.1
735,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.954%, (US0001M + 2.550%), 12/25/2030	747,326	0.0
8,730,000	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.404%, (US0001M + 2.000%), 03/25/2031	8,749,622	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 4.504%, (US0001M + 2.100%), 03/25/2031	$3,003,265	0.1
13,715,652		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.654%, (US0001M + 2.250%), 07/25/2030	13,876,705	0.2
9,044,853		Fannie Mae Connecticut Avenue Securities, 8.104%, (US0001M + 5.700%), 04/25/2028	10,056,438	0.2
20,725		Fannie Mae Grantor Trust 1998-T2 A6, 0.888%, (US0001M + 0.550%), 01/25/2032	21,319	0.0
24,485	(5)	Fannie Mae Interest Strip 104 2, 9.500%, 10/25/2021	1,939	0.0
2,393	(5)	Fannie Mae Interest Strip 83 2, 9.500%, 09/25/2020	81	0.0
503,012	(5)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	71,119	0.0
1,586,164	(5)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	129,361	0.0
170,177		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	186,462	0.0
209,390	(5)	Fannie Mae REMIC Trust 1999-6 SE, 5.291%, (-1.000*US0001M + 7.685%), 02/17/2029	17,920	0.0
133,755		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	147,083	0.0
1,365,073		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,527,609	0.0
462,502		Fannie Mae REMIC Trust 2003-45 FJ, 3.940%, (US0001M + 1.500%), 06/25/2033	480,723	0.0
1,728,352	(5)	Fannie Mae REMIC Trust 2003-66 SA, 5.246%, (-1.000*US0001M + 7.650%), 07/25/2033	377,689	0.0
320,750	(5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	73,873	0.0
914,133		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	1,010,032	0.0
1,308,207		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	1,438,963	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
27,911		Fannie Mae REMIC Trust 2004-56 FE, 2.854%, (US0001M + 0.450%), 10/25/2033	$28,052	0.0
694,915		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	759,512	0.0
1,464,753		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	1,567,933	0.0
3,581,703		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	3,929,068	0.1
173,237		Fannie Mae REMIC Trust 2006-104 ES, 21.428%, (-5.000*US0001M + 33.450%), 11/25/2036	305,862	0.0
3,260,753	(5)	Fannie Mae REMIC Trust 2006-12 SD, 4.346%, (-1.000*US0001M + 6.750%), 10/25/2035	541,058	0.0
1,000,587	(5)	Fannie Mae REMIC Trust 2006-123 UI, 4.336%, (-1.000*US0001M + 6.740%), 01/25/2037	215,152	0.0
252,915	(5)	Fannie Mae REMIC Trust 2006-72 HS, 4.296%, (-1.000*US0001M + 6.700%), 08/25/2026	31,696	0.0
41,003		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	45,505	0.0
5,044,299	(5)	Fannie Mae REMIC Trust 2007-91 AS, 3.996%, (-1.000*US0001M + 6.400%), 10/25/2037	1,072,623	0.0
2,186,553		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,357,237	0.0
10,647,930	(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	11,635,659	0.2
2,594,052	(5)	Fannie Mae REMIC Trust 2009-90 TS, 3.746%, (-1.000*US0001M + 6.150%), 11/25/2039	438,448	0.0
3,545,227	(5)	Fannie Mae REMIC Trust 2010-118 GS, 3.546%, (-1.000*US0001M + 5.950%), 10/25/2039	252,572	0.0
6,845,532	(5)	Fannie Mae REMIC Trust 2010-123 SL, 3.666%, (-1.000*US0001M + 6.070%), 11/25/2040	1,025,678	0.0
7,303,766	(5)	Fannie Mae REMIC Trust 2010-41 SB, 3.996%, (-1.000*US0001M + 6.400%), 05/25/2040	1,318,601	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,060,735	(5)	Fannie Mae REMIC Trust 2010-43 VS, 4.046%, (-1.000*US0001M + 6.450%), 05/25/2040	$376,304	0.0
11,049,000		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	12,636,673	0.2
2,378,614	(5)	Fannie Mae REMIC Trust 2011-102 SA, 4.196%, (-1.000*US0001M + 6.600%), 10/25/2041	418,304	0.0
3,435,022		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	3,863,528	0.1
3,203,095	(5)	Fannie Mae REMIC Trust 2011-93 GS, 4.146%, (-1.000*US0001M + 6.550%), 04/25/2039	678,972	0.0
1,526,319	(5)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/2041	100,368	0.0
8,930,036	(5)	Fannie Mae REMIC Trust 2012-122 SB, 3.746%, (-1.000*US0001M + 6.150%), 11/25/2042	1,684,023	0.0
4,863,005	(5)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	439,310	0.0
8,545,322	(5)	Fannie Mae REMIC Trust 2012-133 AS, 3.796%, (-1.000*US0001M + 6.200%), 10/25/2042	1,426,262	0.0
1,337,729	(5)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	147,704	0.0
6,068,740	(5)	Fannie Mae REMIC Trust 2012-15 SP, 4.216%, (-1.000*US0001M + 6.620%), 06/25/2040	613,733	0.0
3,094,995	(5)	Fannie Mae REMIC Trust 2012-24 HS, 4.146%, (-1.000*US0001M + 6.550%), 09/25/2040	415,514	0.0
7,464,226	(5)	Fannie Mae REMIC Trust 2012-30 QS, 4.196%, (-1.000*US0001M + 6.600%), 04/25/2031	806,004	0.0
1,991,811	(5)	Fannie Mae REMIC Trust 2012-68 YS, 4.296%, (-1.000*US0001M + 6.700%), 07/25/2042	355,365	0.0
3,112,946	(5)	Fannie Mae REMIC Trust 2013-26 JS, 3.796%, (-1.000*US0001M + 6.200%), 10/25/2032	456,536	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,790,999	(5)	Fannie Mae REMIC Trust 2013-60 DS, 3.796%, (-1.000*US0001M + 6.200%), 06/25/2033	$1,843,205	0.0
9,778,893	(5)	Fannie Mae REMIC Trust 2013-9 SM, 3.846%, (-1.000*US0001M + 6.250%), 02/25/2033	1,549,551	0.0
6,849,575	(5)	Fannie Mae REMIC Trust 2014-17 DS, 3.796%, (-1.000*US0001M + 6.200%), 02/25/2043	790,287	0.0
3,419,359	(5)	Fannie Mae REMIC Trust 2014-28 BS, 3.796%, (-1.000*US0001M + 6.200%), 08/25/2043	535,877	0.0
3,019,000		Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/2041	2,859,074	0.1
62,321,392	(5)	Fannie Mae REMIC Trust 2015-79 SA, 3.846%, (-1.000*US0001M + 6.250%), 11/25/2045	10,880,966	0.2
25,167,527	(5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	5,492,385	0.1
43,527,792	(5)	Fannie Mae REMICS 16-60 SB, 3.696%, (-1.000*US0001M + 6.100%), 09/25/2046	7,598,525	0.1
22		Fannie Mae REMICS 1990-59 K, 1184.190%, 06/25/2020	105	0.0
19		Fannie Mae REMICS 1990-97 H, 1133.313%, 08/25/2020	73	0.0
194,276	(5)	Fannie Mae REMICS 1997-18 SG, 5.706%, (-1.000*US0001M + 8.100%), 03/17/2027	24,417	0.0
135,637	(5),(6)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	8	0.0
41,470	(5)	Fannie Mae REMICS 1999-57 SC, 7.356%, (-1.000*US0001M + 9.750%), 11/17/2029	2,558	0.0
4,335	(5)	Fannie Mae REMICS 2000-38 SJ, 6.818%, (-1.000*US0001M + 9.200%), 11/18/2030	28	0.0
58,191	(5)	Fannie Mae REMICS 2000-38 SK, 6.806%, (-1.000*US0001M + 9.200%), 10/17/2030	1,278	0.0
54,326	(5)	Fannie Mae REMICS 2001-15 S, 5.818%, (-1.000*US0001M + 8.200%), 04/18/2021	203	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
365,708	(5)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	$14,000	0.0
124,837	(5)	Fannie Mae REMICS 2001-8 SK, 6.368%, (-1.000*US0001M + 8.750%), 03/18/2031	17,943	0.0
4,473	(5)	Fannie Mae REMICS 2001-8 SO, 7.417%, (-1.000*US0001M + 9.800%), 02/20/2031	57	0.0
794,065	(5)	Fannie Mae REMICS 2003-49 SW, 4.596%, (-1.000*US0001M + 7.000%), 01/25/2033	140,408	0.0
6,355,742	(5)	Fannie Mae REMICS 2004-54 SN, 4.646%, (-1.000*US0001M + 7.050%), 07/25/2034	1,212,207	0.0
697,802	(5)	Fannie Mae REMICS 2004-88 JH, 4.196%, (-1.000*US0001M + 6.600%), 06/25/2033	19,101	0.0
1,650,722	(5)	Fannie Mae REMICS 2005-75 SP, 4.346%, (-1.000*US0001M + 6.750%), 08/25/2035	266,204	0.0
3,335,489	(5)	Fannie Mae REMICS 2006-56 SM, 4.346%, (-1.000*US0001M + 6.750%), 07/25/2036	582,127	0.0
1,010,861	(5)	Fannie Mae REMICS 2007-21 SB, 3.996%, (-1.000*US0001M + 6.400%), 03/25/2037	106,080	0.0
1,634,394	(5)	Fannie Mae REMICS 2007-52 NS, 4.046%, (-1.000*US0001M + 6.450%), 06/25/2037	290,275	0.0
2,112,083	(5)	Fannie Mae REMICS 2007-85 SM, 4.056%, (-1.000*US0001M + 6.460%), 09/25/2037	360,273	0.0
496,662		Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	560,909	0.0
32,042	(5)	Fannie Mae REMICS 2010-112 SG, 3.956%, (-1.000*US0001M + 6.360%), 06/25/2021	448	0.0
10,231,156	(5)	Fannie Mae REMICS 2010-150 SJ, 4.076%, (-1.000*US0001M + 6.480%), 01/25/2041	2,011,170	0.0
1,691,932	(5)	Fannie Mae REMICS 2010-35 CS, 4.046%, (-1.000*US0001M + 6.450%), 04/25/2050	272,439	0.0
2,495,824		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,764,558	0.1
6,166,562		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	6,752,935	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
653,636		Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	$695,433	0.0
132,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	138,831	0.0
13,899,200	(5)	Fannie Mae REMICS 2011-47 GS, 3.526%, (-1.000*US0001M + 5.930%), 06/25/2041	2,170,015	0.0
3,848,061		Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	4,060,462	0.1
8,067,708	(5)	Fannie Mae REMICS 2012-111 SL, 3.696%, (-1.000*US0001M + 6.100%), 05/25/2041	1,008,109	0.0
5,747,892		Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	6,120,063	0.1
12,614,108	(5)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	954,898	0.0
3,000,000		Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	3,065,608	0.1
5,815,272		Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	6,389,336	0.1
2,141,773		Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	2,290,061	0.0
2,649,113		Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	2,872,435	0.1
1,058,948		Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	1,111,180	0.0
6,500,000		Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	6,794,479	0.1
500,000		Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	522,911	0.0
2,700,000		Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,779,006	0.1
1,403,000		Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,602,898	0.0
1,187,998		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	1,192,815	0.0
11,969,086	(5)	Fannie Mae REMICS 2013-40 LS, 3.746%, (-1.000*US0001M + 6.150%), 05/25/2043	2,190,555	0.0
12,472,534	(5)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	1,394,434	0.0
13,854,978	(5)	Fannie Mae REMICS 2014-15 SB, 4.246%, (-1.000*US0001M + 6.650%), 04/25/2044	3,055,077	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,416,303	(5)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	$599,561	0.0
970,000		Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,050,082	0.0
1,551,228		Fannie Mae REMICS 2015-45 EY, 2.500%, 12/25/2040	1,544,339	0.0
10,771,288	(5)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	1,992,350	0.0
2,000,000		Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,142,192	0.0
5,000,000		Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	5,101,187	0.1
4,568,087	(5)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	819,635	0.0
10,374,517	(5)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	1,758,440	0.0
963,066		Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	979,276	0.0
9,383,916		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	9,496,715	0.2
60,673,213	(5)	Fannie Mae REMICS 2018-15 SC, 3.896%, (-1.000*US0001M + 6.300%), 03/25/2048	10,464,103	0.2
6,576,496		Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	6,624,253	0.1
31,204,205		Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	31,732,423	0.5
6,067,787		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	6,229,526	0.1
79,207,065	(5)	Fannie Mae REMICS 2018-82 SA, 3.796%, (-1.000*US0001M + 6.200%), 11/25/2048	13,583,766	0.2
75,364,505	(5)	Fannie Mae REMICS 2018-86 SM, 3.796%, (-1.000*US0001M + 6.200%), 12/25/2048	12,822,321	0.2
66,766,899	(5)	Fannie Mae REMICS 2018-91 SB, 3.696%, (-1.000*US0001M + 6.100%), 12/25/2058	12,689,924	0.2
21,391,972	(5)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	4,983,512	0.1
25,864,326	(5)	Fannie Mae REMICS 2019-30 SB, 3.662%, (-1.000*US0001M + 6.100%), 07/25/2049	4,319,785	0.1
17,224,976	(4)	Fannie Mae REMICS 2019-39 SA, 0.000%, 03/01/2036	2,712,934	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43		Fannie Mae REMICS G-9 G, 509.000%, 04/25/2021	$143	0.0
8,426		Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	8,905	0.0
4,135,381		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	4,656,535	0.1
42,371,869	(5)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	4,820,868	0.1
2,235,542	(5)	Fannie Mae Series 2013-72 YS, 3.746%, (-1.000*US0001M + 6.150%), 07/25/2033	360,431	0.0
288,990	(5)	FHLMC-GNMA 20 S, 6.496%, (-1.000*US0001M + 8.900%), 10/25/2023	32,127	0.0
783,711		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	583,602	0.0
1,943,379	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.051%, 03/25/2048	2,056,317	0.0
2,278,612	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.051%, 03/25/2048	2,371,947	0.0
2,534,166	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.051%, 03/25/2048	2,585,080	0.1
1,291,737	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.066%, 04/25/2048	1,348,842	0.0
4,382,186	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	4,512,714	0.1
31,028,942		Freddie Mac 326 350, 3.500%, 03/15/2044	32,718,381	0.5
11,809,499	(5)	Freddie Mac 3510 AS, 4.016%, (-1.000*US0001M + 6.410%), 04/15/2037	2,314,728	0.0
9,844,853	(5)	Freddie Mac 4191 SA, 3.806%, (-1.000*US0001M + 6.200%), 03/15/2043	1,412,281	0.0
4,025,662		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	4,650,789	0.1
5,000,000		Freddie Mac 4800 KG, 3.500%, 11/15/2045	5,142,411	0.1
928,964		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	1,065,208	0.0
450,935		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	512,073	0.0
131,733		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	145,743	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
124,559		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	$136,205	0.0
846,435		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	945,526	0.0
173,656		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	193,724	0.0
179,103		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	184,628	0.0
332,231		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	370,976	0.0
138,185	(5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	31,409	0.0
884,637		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	951,549	0.0
178,889		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	203,462	0.0
1,133,881	(5)	Freddie Mac REMIC Trust 2866 GS, 4.206%, (-1.000*US0001M + 6.600%), 09/15/2034	43,187	0.0
479,469	(5)	Freddie Mac REMIC Trust 2883 SD, 4.306%, (-1.000*US0001M + 6.700%), 10/15/2034	21,017	0.0
259,310		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	281,142	0.0
372,454		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	401,750	0.0
7,296,935	(5)	Freddie Mac REMIC Trust 3045 DI, 4.336%, (-1.000*US0001M + 6.730%), 10/15/2035	1,345,146	0.0
10,517		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	10,520	0.0
1,315,691		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,441,466	0.0
177,661	(6),(7)	Freddie Mac REMIC Trust 3139 PO, 0.000%, 01/15/2036	175,493	0.0
1,729,486	(5)	Freddie Mac REMIC Trust 3171 PS, 4.091%, (-1.000*US0001M + 6.485%), 06/15/2036	268,787	0.0
7,849,085	(5)	Freddie Mac REMIC Trust 3199 S, 4.056%, (-1.000*US0001M + 6.450%), 08/15/2036	1,523,940	0.0
662,742		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	745,508	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
252,422		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	$276,798	0.0
351,253	(3),(5)	Freddie Mac REMIC Trust 3524 LA, 5.336%, 03/15/2033	388,733	0.0
40,605		Freddie Mac REMIC Trust 3556 NT, 5.494%, (US0001M + 3.100%), 03/15/2038	41,600	0.0
7,218,826		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	8,095,971	0.1
656,984		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	737,046	0.0
1,393,172	(5)	Freddie Mac REMIC Trust 3710 SL, 3.606%, (-1.000*US0001M + 6.000%), 05/15/2036	32,060	0.0
507,709		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	573,047	0.0
17,430,591		Freddie Mac REMIC Trust 3747 HW, 4.500%, 05/15/2038	17,614,521	0.3
1,000,000		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	1,035,266	0.0
351,566		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	383,981	0.0
1,849,830	(5)	Freddie Mac REMIC Trust 3856 KS, 4.156%, (-1.000*US0001M + 6.550%), 05/15/2041	314,589	0.0
1,631,477	(5)	Freddie Mac REMIC Trust 3925 SD, 3.656%, (-1.000*US0001M + 6.050%), 07/15/2040	176,896	0.0
9,772,379	(5)	Freddie Mac REMIC Trust 3925 SL, 3.656%, (-1.000*US0001M + 6.050%), 01/15/2041	1,112,533	0.0
430,685		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	468,119	0.0
2,105,583	(5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	191,607	0.0
2,411,988	(5)	Freddie Mac REMIC Trust 4088 CS, 3.606%, (-1.000*US0001M + 6.000%), 08/15/2042	450,377	0.0
8,801,985	(5)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	979,213	0.0
4,422,541	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	669,795	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,145,886		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	$4,266,331	0.1
1,294,683		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,483,006	0.0
2,259,399	(5)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	312,000	0.0
4,806,313		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,439,514	0.1
6,451,538		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,304,505	0.1
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,926,449	0.0
7,718,758	(5)	Freddie Mac REMIC Trust 4386 LS, 3.706%, (-1.000*US0001M + 6.100%), 09/15/2044	1,363,099	0.0
17		Freddie Mac REMICS 1006 I, 860.000%, 10/15/2020	72	0.0
28		Freddie Mac REMICS 1022 K, 479.145%, 12/15/2020	29	0.0
46		Freddie Mac REMICS 1023 C, 508.500%, 12/15/2020	154	0.0
29		Freddie Mac REMICS 1074 J, 332.203%, 05/15/2021	35	0.0
77		Freddie Mac REMICS 1094 L, 1141.844%, 06/15/2021	674	0.0
39		Freddie Mac REMICS 1159 D, 912.914%, 11/15/2021	256	0.0
21		Freddie Mac REMICS 121 I, 622.000%, 03/15/2021	47	0.0
20		Freddie Mac REMICS 1278 L, 1127.368%, 05/15/2022	163	0.0
6,333	(5)	Freddie Mac REMICS 1368 S, 7.106%, (-1.000*US0001M + 9.500%), 08/15/2022	172	0.0
6		Freddie Mac REMICS 182 S, 1063.390%, 08/15/2021	19	0.0
87,867	(5)	Freddie Mac REMICS 2074 S, 6.306%, (-1.000*US0001M + 8.700%), 07/17/2028	8,924	0.0
96,729	(5)	Freddie Mac REMICS 2232 SA, 6.206%, (-1.000*US0001M + 8.600%), 05/17/2030	6,674	0.0
27,320	(5)	Freddie Mac REMICS 2301 SP, 6.856%, (-1.000*US0001M + 9.250%), 04/15/2031	3,544	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,299,068	(5)	Freddie Mac REMICS 2953 LS, 4.306%, (-1.000*US0001M + 6.700%), 12/15/2034	$161,293	0.0
2,283,525	(5)	Freddie Mac REMICS 2993 GS, 3.756%, (-1.000*US0001M + 6.150%), 06/15/2025	178,141	0.0
1,074,585	(5)	Freddie Mac REMICS 3006 SI, 4.346%, (-1.000*US0001M + 6.740%), 07/15/2035	184,092	0.0
1,136,445	(5)	Freddie Mac REMICS 3006 YI, 4.346%, (-1.000*US0001M + 6.740%), 07/15/2035	207,288	0.0
25,261	(5)	Freddie Mac REMICS 3034 SE, 4.306%, (-1.000*US0001M + 6.700%), 09/15/2035	337	0.0
7,067,981	(5)	Freddie Mac REMICS 3213 JS, 4.806%, (-1.000*US0001M + 7.200%), 09/15/2036	1,574,420	0.0
1,547,339	(5)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	29,914	0.0
5,000,000		Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	5,329,760	0.1
20,585,458		Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	23,633,603	0.4
6,161,707		Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	6,971,959	0.1
1,900,000		Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,149,191	0.0
681,888		Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	859,536	0.0
500,000		Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	579,492	0.0
2,350,000		Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	2,810,082	0.1
5,000,000		Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	5,411,654	0.1
9,068,404		Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	10,100,659	0.2
3,790,000		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,242,162	0.1
3,000,000		Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	3,224,879	0.1
420,000		Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	490,543	0.0
1,500,000		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,630,777	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,685,049		Freddie Mac REMICS 4000 ZT, 3.500%, 01/15/2042	$2,867,170	0.1
10,512,151	(5)	Freddie Mac REMICS 4057 SN, 4.256%, (-1.000*US0001M + 6.650%), 12/15/2041	1,709,416	0.0
3,065,198		Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,237,882	0.1
3,465,510	(5)	Freddie Mac REMICS 4090 SN, 4.306%, (-1.000*US0001M + 6.700%), 08/15/2032	582,265	0.0
2,059,562		Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	2,138,718	0.0
2,128,000		Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,437,225	0.0
10,058,562		Freddie Mac REMICS 4199 BZ, 3.500%, 05/15/2043	10,656,162	0.2
310,000		Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	316,174	0.0
54,260,171	(5)	Freddie Mac REMICS 4301 SD, 3.706%, (-1.000*US0001M + 6.100%), 07/15/2037	8,934,425	0.1
6,063,489		Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	6,649,226	0.1
3,124,000		Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,343,333	0.1
1,173,490		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	1,196,825	0.0
2,913,000		Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	3,001,155	0.1
34,295,953	(5)	Freddie Mac REMICS 4574 ST, 3.606%, (-1.000*US0001M + 6.000%), 04/15/2046	5,887,892	0.1
7,658,099		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	7,960,810	0.1
974,886		Freddie Mac REMICS 4673 WA, 3.500%, 09/15/2043	1,004,473	0.0
2,457,000		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,759,173	0.1
13,474,764		Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	15,720,562	0.2
11,242,696		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	12,481,320	0.2
7,035,538		Freddie Mac Strips 277 30, 3.000%, 09/15/2042	7,236,505	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,810,936	(5)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	$1,304,715	0.0
5,750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	6,398,433	0.1
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.954%, (US0001M + 5.550%), 07/25/2028	3,401,983	0.1
7,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 7.554%, (US0001M + 5.150%), 11/25/2028	8,085,466	0.1
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.254%, (US0001M + 3.850%), 03/25/2029	802,867	0.0
4,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.854%, (US0001M + 3.450%), 10/25/2029	5,138,209	0.1
8,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.904%, (US0001M + 2.500%), 03/25/2030	8,393,605	0.1
10,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.054%, (US0001M + 2.650%), 12/25/2029	10,453,188	0.2
12,620,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.754%, (US0001M + 2.350%), 04/25/2030	12,831,109	0.2
9,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.204%, (US0001M + 1.800%), 07/25/2030	9,162,493	0.1
1,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.704%, (US0001M + 2.300%), 09/25/2030	1,808,927	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 4.454%, (US0001M + 2.050%), 04/25/2049	$3,017,425	0.1
1,150,686	(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.931%, 07/25/2033	1,244,898	0.0
3,641,628	(1),(3)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,822,343	0.1
4,641	(5)	Ginnie Mae 2000-22 SD, 7.406%, (-1.000*US0001M + 9.800%), 05/16/2030	90	0.0
2,297,636	(5)	Ginnie Mae 2005-37 SI, 3.767%, (-1.000*US0001M + 6.150%), 05/20/2035	342,563	0.0
2,238,205	(5)	Ginnie Mae 2007-23 ST, 3.817%, (-1.000*US0001M + 6.200%), 04/20/2037	296,759	0.0
2,582,931	(5)	Ginnie Mae 2007-40 SE, 4.367%, (-1.000*US0001M + 6.750%), 07/20/2037	490,262	0.0
1,759,412	(5)	Ginnie Mae 2007-7 EI, 3.817%, (-1.000*US0001M + 6.200%), 02/20/2037	299,959	0.0
6,228,046	(5)	Ginnie Mae 2010-11 SA, 4.026%, (-1.000*US0001M + 6.420%), 01/16/2040	1,168,269	0.0
2,697,029	(5)	Ginnie Mae 2010-14 SB, 4.417%, (-1.000*US0001M + 6.800%), 11/20/2035	505,337	0.0
2,266,818	(5)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	388,468	0.0
1,043,072		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	978,258	0.0
2,010,007		Ginnie Mae 2015-3 ZD, 4.000%, 01/20/2045	2,309,863	0.0
77,842,247	(5)	Ginnie Mae 2018-167 CS, 3.717%, (-1.000*US0001M + 6.100%), 12/20/2048	9,955,790	0.2
758,148	(5)	Ginnie Mae Series 2005-7 AH, 4.376%, (-1.000*US0001M + 6.770%), 02/16/2035	127,613	0.0
13,804,625	(5)	Ginnie Mae Series 2007-41 SL, 4.317%, (-1.000*US0001M + 6.700%), 07/20/2037	2,944,913	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,469,231	(5)	Ginnie Mae Series 2008-2 SW, 4.167%, (-1.000*US0001M + 6.550%), 01/20/2038	$306,126	0.0
884,075	(5)	Ginnie Mae Series 2008-35 SN, 4.017%, (-1.000*US0001M + 6.400%), 04/20/2038	127,472	0.0
502,583	(5)	Ginnie Mae Series 2008-40 PS, 4.106%, (-1.000*US0001M + 6.500%), 05/16/2038	89,359	0.0
1,234,160	(5)	Ginnie Mae Series 2009-25 KS, 3.817%, (-1.000*US0001M + 6.200%), 04/20/2039	214,084	0.0
990,212		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,085,944	0.0
1,074,318		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,187,663	0.0
2,279,436	(5)	Ginnie Mae Series 2009-33 SN, 3.917%, (-1.000*US0001M + 6.300%), 05/20/2039	95,344	0.0
11,552,753		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,294,918	0.2
2,163,232		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,337,172	0.0
316,821	(5)	Ginnie Mae Series 2009-43 HS, 3.817%, (-1.000*US0001M + 6.200%), 06/20/2038	11,857	0.0
3,059,899		Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	3,166,904	0.1
2,485,810	(5)	Ginnie Mae Series 2010-116 NS, 4.256%, (-1.000*US0001M + 6.650%), 09/16/2040	417,286	0.0
6,855,476	(5)	Ginnie Mae Series 2010-116 SK, 4.237%, (-1.000*US0001M + 6.620%), 08/20/2040	1,288,419	0.0
11,012,288	(5)	Ginnie Mae Series 2010-149 HS, 3.706%, (-1.000*US0001M + 6.100%), 05/16/2040	1,169,821	0.0
480,000		Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	527,975	0.0
1,797,521	(5)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	534,649	0.0
1,990,593	(5)	Ginnie Mae Series 2010-68 MS, 3.467%, (-1.000*US0001M + 5.850%), 06/20/2040	331,831	0.0
4,632,334		Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	4,909,547	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,338,843	(5)	Ginnie Mae Series 2011-72 SA, 2.956%, (-1.000*US0001M + 5.350%), 05/16/2041	$794,702	0.0
6,606,640	(5)	Ginnie Mae Series 2011-73 LS, 4.307%, (-1.000*US0001M + 6.690%), 08/20/2039	552,213	0.0
140,821		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	143,227	0.0
1,414,069	(5)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	142,517	0.0
1,388,000		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,461,318	0.0
9,878,676	(5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,954,329	0.0
839,148		Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	841,659	0.0
2,432,423	(5)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	214,218	0.0
6,023,300	(5)	Ginnie Mae Series 2014-185 SB, 3.217%, (-1.000*US0001M + 5.600%), 12/20/2044	928,142	0.0
6,119,338	(5)	Ginnie Mae Series 2014-3 QS, 3.767%, (-1.000*US0001M + 6.150%), 03/20/2043	843,994	0.0
10,236,462	(5)	Ginnie Mae Series 2014-3 SU, 3.667%, (-1.000*US0001M + 6.050%), 07/20/2039	1,760,659	0.0
8,921,081	(5)	Ginnie Mae Series 2014-56 SP, 3.806%, (-1.000*US0001M + 6.200%), 12/16/2039	1,339,234	0.0
10,697,209	(5)	Ginnie Mae Series 2014-58 SG, 3.206%, (-1.000*US0001M + 5.600%), 04/16/2044	1,660,084	0.0
49,541,969	(5)	Ginnie Mae Series 2015-110 MS, 3.327%, (-1.000*US0001M + 5.710%), 08/20/2045	7,084,819	0.1
2,366,304		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	2,429,744	0.0
32,291,881	(5)	Ginnie Mae Series 2016-160 GS, 3.717%, (-1.000*US0001M + 6.100%), 11/20/2046	6,543,297	0.1
2,878,704		Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	2,968,195	0.1
292,856		Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	302,746	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,768,752		Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	$7,954,188	0.1
175,235		Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	186,485	0.0
5,992,115		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	6,176,822	0.1
173,667		Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	189,253	0.0
1,081,376		Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,141,409	0.0
71,326		Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	69,058	0.0
4,106		GSR Mortgage Loan Trust 2005-5F 8A1, 2.904%, (US0001M + 0.500%), 06/25/2035	3,914	0.0
253,687		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	233,361	0.0
2,894,581		HarborView Mortgage Loan Trust 2007-5 A1A, 2.580%, (US0001M + 0.190%), 09/19/2037	2,815,298	0.1
178,598		HomeBanc Mortgage Trust 2004-1 2A, 3.264%, (US0001M + 0.860%), 08/25/2029	172,923	0.0
2,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.874%, (US0001M + 0.470%), 10/25/2035	2,003,783	0.0
1,351,734		Impac CMB Trust Series 2005-1 M1, 3.094%, (US0001M + 0.690%), 04/25/2035	1,355,840	0.0
1,921,941		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	1,813,194	0.0
2,848,873		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.614%, (US0001M + 0.210%), 02/25/2046	2,440,668	0.0
318,965	(1),(3)	Jefferies Resecuritization Trust 2009-R6 1A2, 4.814%, 03/26/2036	317,634	0.0
1,921,772	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	1,971,275	0.0
422,569		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	334,164	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,655,175	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 4.542%, 07/25/2035	$2,695,803	0.1
4,423,382	(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.875%, 05/25/2046	4,536,615	0.1
3,554,300	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.859%, 08/25/2047	3,708,739	0.1
2,030,892	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.859%, 08/25/2047	2,062,052	0.0
1,455,687	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.840%, 12/25/2048	1,444,486	0.0
2,101,817	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.765%, 06/25/2048	2,194,913	0.0
2,023,181	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.765%, 06/25/2048	2,076,894	0.0
2,670,716	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.765%, 06/25/2048	2,672,724	0.1
2,582,545	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.778%, 09/25/2048	2,657,516	0.1
2,223,094	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.791%, 10/25/2048	2,238,675	0.0
1,777,027	(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 3.999%, 12/25/2048	1,813,340	0.0
2,981,443	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.490%, 02/25/2049	3,096,487	0.1
3,927,569	(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	4,028,740	0.1
3,243,973	(1),(3)	JP Morgan Mortgage Trust 2019-1 B1, 4.536%, 05/25/2049	3,525,323	0.1
8,570,259,238	(1),(5)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	12,214,333	0.2
16,945,485	(5)	Lehman Mortgage Trust 2006-7 2A4, 4.146%, (-1.000*US0001M + 6.550%), 11/25/2036	4,648,834	0.1
12,089,219	(5)	Lehman Mortgage Trust 2006-9 2A5, 4.216%, (-1.000*US0001M + 6.620%), 01/25/2037	3,096,424	0.1
1,506,045		Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	1,450,905	0.0
4,917,575		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	4,042,916	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,833,976	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	$3,040,620	0.1
2,995,665	(1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	3,048,197	0.1
3,500,000	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	3,584,251	0.1
9,826,000		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 2.904%, (US0001M + 0.500%), 11/25/2035	9,001,012	0.1
181,572		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	168,080	0.0
9,614,126		Seasoned Credit Risk Transfer Trust Series 2018-2 MV, 3.500%, 11/25/2057	10,139,277	0.2
1,847,078	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	1,925,049	0.0
1,877,021	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.859%, 11/25/2044	1,945,744	0.0
1,861,293	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.741%, 05/25/2045	1,833,319	0.0
1,620,319	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.712%, 07/25/2045	1,580,211	0.0
3,300,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,433,649	0.1
2,202,458	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	2,265,183	0.0
10,482	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.499%, 02/25/2048	11,190	0.0
2,641,652	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.499%, 02/25/2048	2,814,950	0.1
2,706,054	(1),(3)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	2,772,107	0.1
2,584,419	(1),(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	2,670,129	0.1
1,926,512	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.728%, 10/25/2047	1,862,257	0.0
14,501,551	(4)	STRU NSI 3.68937 4/1/37, 0.000%, 04/01/2037	2,275,293	0.1
47,922	(3)	Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 4.427%, 09/25/2034	48,859	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,360,000	(1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	$1,365,539	0.0
1,773,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,795,077	0.0
1,231,000	(1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,272,990	0.0
1,221,684	(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.604%, 10/20/2035	1,239,245	0.0
435,038	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.334%, 10/25/2036	407,240	0.0
6,356,631	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.516%, 06/25/2034	6,466,292	0.1
3,202,481		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.914%, (US0001M + 0.510%), 08/25/2045	3,237,085	0.1
91,956,189	(3),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.565%, 08/25/2045	3,313,981	0.1
2,513,040		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.894%, (US0001M + 0.490%), 10/25/2045	2,540,517	0.1
472,156	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.915%, 10/25/2036	463,532	0.0
1,016,117	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.612%, 11/25/2036	977,588	0.0
1,271,630	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.834%, 12/25/2036	1,201,355	0.0
2,939,870	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.834%, 12/25/2036	2,777,404	0.1
1,807,030	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.701%, 12/25/2036	1,740,542	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,606,854	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.910%, 08/25/2046	$1,554,345	0.0
2,293,409	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.824%, 12/25/2036	2,293,237	0.0
553,241	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.561%, 03/25/2037	523,201	0.0
1,470,495	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.566%, 04/25/2037	1,352,597	0.0
1,998,849		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 3.304%, (US0001M + 0.900%), 11/25/2035	1,654,226	0.0
1,864,768		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,743,631	0.0
1,236,286		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	1,209,718	0.0
535,493		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	525,832	0.0
4,983,435		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.464%, (12MTA + 0.960%), 08/25/2046	3,740,561	0.1
839,267		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.634%, (US0001M + 0.230%), 01/25/2047	775,009	0.0
1,738,708		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 2.724%, (US0001M + 0.320%), 01/25/2047	1,619,845	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,177,981		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	$970,822	0.0
1,306,741		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	1,262,472	0.0
502,632	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.222%, 04/25/2036	499,886	0.0
1,896,048	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	1,939,821	0.0
1,840,331	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.788%, 08/20/2045	1,864,362	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,207,033,708)		1,265,080,685	18.8

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
1,690,000		Santander UK PLC, 3.400%, 06/01/2021	1,718,635	0.0

	Total Convertible Bonds/Notes
	(Cost $1,679,961)		1,718,635	0.0

SOVEREIGN BONDS: 1.8%
2,750,000		Argentine Republic Government International Bond, 5.625%, 01/26/2022	2,323,777	0.0
4,960,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	4,367,280	0.1
2,900,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	2,334,862	0.0
CLP 10,460,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	16,961,910	0.3
CLP 6,450,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	11,383,840	0.2
5,900,000	(2)	Brazilian Government International Bond, 4.625%, 01/13/2028	6,199,425	0.1
2,500,000		Brazilian Government International Bond, 6.000%, 04/07/2026	2,881,650	0.1
5,225,000	(2)	Colombia Government International Bond, 3.875%, 04/25/2027	5,456,206	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
2,500,000		Croatia Government International Bond, 5.500%, 04/04/2023	$2,770,648	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/2021	289,273	0.0
300,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	319,878	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/2024	289,616	0.0
900,000		Dominican Republic International Bond, 5.950%, 01/25/2027	973,125	0.0
300,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	333,378	0.0
4,825,000		Dominican Republic International Bond, 6.875%, 01/29/2026	5,464,361	0.1
2,675,000		Egypt Government International Bond, 5.875%, 06/11/2025	2,734,853	0.0
250,000	(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	255,594	0.0
290,380	(1)	Gabonese Republic, 6.375%, 12/12/2024	288,463	0.0
974,488	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	949,433	0.0
2,506,143	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	2,441,710	0.0
1,000,000		Jordan Government International Bond, 6.125%, 01/29/2026	1,039,377	0.0
1,200,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,255,500	0.0
2,250,000		Morocco Government International Bond, 4.250%, 12/11/2022	2,354,063	0.0
600,000	(1)	Morocco Government International Bond, 4.250%, 12/11/2022	627,750	0.0
850,000		Namibia International Bonds, 5.500%, 11/03/2021	884,569	0.0
693,000		Panama Government International Bond, 6.700%, 01/26/2036	945,952	0.0
1,000,000		Panama Government International Bond, 9.375%, 04/01/2029	1,503,760	0.0
600,000		Paraguay Government International Bond, 4.625%, 01/25/2023	631,806	0.0
2,675,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	2,805,995	0.1
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
4,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	$4,265,760	0.1
40,625		Republic of Angola Via Northern Lights III BV, 7.000%, 08/17/2019	40,771	0.0
600,000	(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	631,806	0.0
PLN 13,164,000		Republic of Poland Government Bond, 4.000%, 10/25/2023	3,830,716	0.1
3,450,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	3,395,576	0.1
RON 22,000,000		Romania Government Bond, 3.400%, 03/08/2022	5,244,146	0.1
3,600,000		Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	3,722,666	0.1
2,600,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,772,978	0.1
2,925,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	3,195,969	0.1
1,200,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	1,199,112	0.0
800,000		Turkey Government International Bond, 4.875%, 10/09/2026	717,967	0.0
1,000,000		Turkey Government International Bond, 5.125%, 02/17/2028	895,468	0.0
1,000,000		Turkey Government International Bond, 6.125%, 10/24/2028	945,077	0.0
200,000		Turkey Government International Bond, 6.250%, 09/26/2022	201,876	0.0
2,625,000		Turkey Government International Bond, 7.250%, 12/23/2023	2,717,702	0.0
2,083,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,155,905	0.0
2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	2,737,601	0.0
1,500,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,590,975	0.0

	Total Sovereign Bonds
	(Cost $118,081,236)		121,330,125	1.8

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 9.5%
		Automobile Asset-Backed Securities: 0.5%
5,950,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	$6,175,310	0.1
8,440,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,675,471	0.1
750,000		CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	758,537	0.0
1,500,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,563,706	0.0
600,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	602,498	0.0
206,933		Santander Drive Auto Receivables Trust 2015-1 D, 3.240%, 04/15/2021	207,088	0.0
500,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	507,455	0.0
9,100,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	9,406,856	0.2
1,940,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,939,396	0.0
800,000	(1)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	802,429	0.0
4,150,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	4,256,870	0.1
			34,895,616	0.5

		Credit Card Asset-Backed Securities: 0.0%
600,000		Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	607,489	0.0

		Home Equity Asset-Backed Securities: 0.3%
7,370,577		Freddie Mac Structured Pass Through Certificates T-31 A7, 2.529%, (US0001M + 0.250%), 05/25/2031	7,325,858	0.1
6,712,339	(3)	GSAA Home Equity Trust 2006-4 4A3, 4.193%, 03/25/2036	5,530,617	0.1
4,051,938	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	2,666,843	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
290,853	(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.955%, 12/25/2036	$246,536	0.0
1,058,122		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 2.724%, (US0001M + 0.160%), 02/25/2037	965,583	0.0
1,288,349		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.864%, (US0001M + 0.230%), 02/25/2037	1,184,416	0.0
3,339,318	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	3,532,755	0.1
			21,452,608	0.3

		Other Asset-Backed Securities: 7.9%
10,000,000	(1)	AMMC CLO 15 Ltd. 2014-15A ARR, 3.857%, (US0003M + 1.260%), 01/15/2032	9,957,890	0.1
1,320,437	(1),(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 0), 04/25/2057	1,325,622	0.0
3,086,720	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	3,144,491	0.0
2,930,000	(1)	ALM VIII Ltd. 2013-8A A1R, 4.087%, (US0003M + 1.490%), 10/15/2028	2,932,063	0.0
1,082,209	(1),(3),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
3,900,000	(1)	Apidos CLO XII 2013-12A AR, 3.677%, (US0003M + 1.080%), 04/15/2031	3,885,706	0.1
500,000	(1)	Apidos CLO XII 2013-12A CR, 4.397%, (US0003M + 1.800%), 04/15/2031	480,284	0.0
4,450,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	4,496,836	0.1
2,050,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	2,077,777	0.0
10,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.827%, (US0003M + 1.230%), 01/15/2030	9,754,390	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,620,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.792%, (US0003M + 2.200%), 07/20/2025	$3,619,967	0.1
3,890,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.951%, (US0003M + 1.350%), 07/18/2029	3,832,237	0.1
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 3.892%, (US0003M + 1.300%), 07/20/2029	6,284,045	0.1
1,650,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.942%, (US0003M + 1.350%), 07/20/2030	1,649,967	0.0
8,770,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.847%, (US0003M + 1.250%), 07/15/2029	8,770,079	0.1
7,500,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.792%, (US0003M + 1.200%), 01/20/2031	7,341,937	0.1
3,190,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 4.087%, (US0003M + 1.490%), 01/15/2029	3,190,083	0.0
5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 3.742%, (US0003M + 1.150%), 04/20/2031	4,857,335	0.1
4,070,000	(1)	BlueMountain CLO 2015-1A BR, 5.097%, (US0003M + 2.500%), 04/13/2027	4,071,604	0.1
3,270,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 4.022%, (US0003M + 1.430%), 10/20/2029	3,280,703	0.1
10,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.732%, (US0003M + 1.140%), 01/20/2031	9,950,220	0.1
700,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.568%, (US0003M + 1.050%), 05/15/2031	695,403	0.0
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.718%, (US0003M + 1.130%), 04/17/2031	3,146,787	0.0
3,530,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.838%, (US0003M + 1.250%), 10/17/2030	3,529,944	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
37,149		Chase Funding Trust Series 2003-5 2A2, 3.004%, (US0001M + 0.600%), 07/25/2033	$36,562	0.0
4,050,000	(1)	CIFC Funding 2013-2A A1LR, 3.811%, (US0003M + 1.210%), 10/18/2030	4,040,758	0.1
3,660,000	(1)	CIFC Funding 2016-1A A, 4.072%, (US0003M + 1.480%), 10/21/2028	3,661,786	0.1
2,150,000	(1)	CIFC Funding 2017-2A C, 4.942%, (US0003M + 2.350%), 04/20/2030	2,142,200	0.0
7,400,000	(1)	CIFC Funding 2017-4 A1, 3.831%, (US0003M + 1.250%), 10/24/2030	7,400,000	0.1
3,000,000	(1)	CIFC Funding 2017-5A A1, 3.768%, (US0003M + 1.180%), 11/16/2030	2,991,804	0.0
4,675,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 4.592%, (US0003M + 2.000%), 10/20/2028	4,674,874	0.1
7,425,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 3.109%, (US0001M + 0.705%), 09/25/2035	7,281,683	0.1
11,050,511		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.554%, (US0001M + 0.150%), 10/25/2036	9,495,172	0.1
4,750,000	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,920,573	0.1
2,450,000	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,527,571	0.0
4,200,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.772%, (US0003M + 1.180%), 10/20/2030	4,198,034	0.1
7,000,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.807%, (US0003M + 1.210%), 10/15/2030	6,999,895	0.1
638,625	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	641,133	0.0
5,835,375	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,091,606	0.1
2,326,500	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,445,479	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
6,660,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.947%, (US0003M + 1.350%), 04/15/2028	$6,624,549	0.1
5,565,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.718%, (US0003M + 1.200%), 08/15/2030	5,565,979	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.842%, (US0003M + 1.250%), 01/20/2030	7,810,920	0.1
4,228,050	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,395,491	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.801%, (US0003M + 1.220%), 07/24/2030	4,249,210	0.1
2,500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.797%, (US0003M + 1.200%), 10/15/2030	2,487,570	0.0
11,150,000	(1)	Galaxy XXI CLO Ltd. 2015-21A AR, 3.612%, (US0003M + 1.020%), 04/20/2031	11,007,336	0.2
2,300,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.787%, (US0003M + 1.190%), 10/15/2030	2,296,375	0.0
7,000,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.742%, (US0003M + 1.150%), 11/28/2030	6,993,217	0.1
4,954,085	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	5,325,383	0.1
1,753,990	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,851,737	0.0
1,660,601	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	1,736,759	0.0
4,044,023	(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	4,275,978	0.1
1,250,000	(1)	Home Partners of America 2018-1 E Trust, 4.244%, (US0001M + 1.850%), 07/17/2037	1,252,230	0.0
4,542,707	(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,883,875	0.1
3,280,303	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	3,422,085	0.1
6,000,000	(1),(9)	KKR CLO 21 A Ltd., 3.597%, (US0003M + 1.000%), 04/15/2031	5,944,182	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
6,000,000	(1)	LCM 26A A2 Ltd., 3.842%, (US0003M + 1.250%), 01/20/2031	$5,929,602	0.1
1,867,000	(1)	LCM XIV L.P. 14A AR, 3.621%, (US0003M + 1.040%), 07/20/2031	1,844,581	0.0
5,000,000	(1)	LCM XVIII L.P. 18A A2R, 3.812%, (US0003M + 1.220%), 04/20/2031	4,885,835	0.1
5,400,000	(1)	LCM XXIII Ltd. 23A A1, 3.992%, (US0003M + 1.400%), 10/20/2029	5,419,289	0.1
5,400,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.782%, (US0003M + 2.200%), 01/27/2026	5,399,962	0.1
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 4.392%, (US0003M + 1.800%), 04/20/2030	1,348,218	0.0
3,400,000	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	3,419,856	0.1
3,488,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	3,610,247	0.1
500,000	(1)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	508,326	0.0
4,200,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	4,268,809	0.1
1,100,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,119,756	0.0
3,200,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,180,247	0.0
2,482,000	(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.870%, 09/25/2057	2,526,983	0.0
1,394,295	(1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	1,440,967	0.0
5,631,607	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	5,816,980	0.1
9,337,696	(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	9,607,029	0.1
2,086,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,112,669	0.0
3,399,658	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	3,459,440	0.1
2,500,000	(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 4.438%, (US0003M + 1.850%), 04/17/2027	2,500,013	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
9,470,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.912%, (US0003M + 1.320%), 03/17/2030	$9,494,537	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.947%, (US0003M + 1.350%), 07/15/2029	2,983,182	0.0
5,520,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.972%, (US0003M + 1.375%), 07/15/2029	5,419,111	0.1
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.942%, (US0003M + 1.350%), 07/19/2030	3,980,249	0.1
5,660,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.928%, (US0003M + 1.410%), 08/15/2029	5,676,273	0.1
3,550,000	(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 3.718%, (US0003M + 1.130%), 01/17/2031	3,532,289	0.1
2,190,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.862%, (US0003M + 1.270%), 07/20/2030	2,189,989	0.0
4,340,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.942%, (US0003M + 1.350%), 07/20/2030	4,316,000	0.1
10,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.631%, (US0003M + 1.030%), 04/18/2031	9,900,390	0.1
5,950,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.397%, (US0003M + 2.800%), 10/15/2025	5,914,794	0.1
6,700,000	(1)	Palmer Square Loan Funding 2018-1A B Ltd., 3.997%, (US0003M + 1.400%), 04/15/2026	6,463,544	0.1
4,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.447%, (US0003M + 1.850%), 04/15/2026	3,838,992	0.1
1,000,000	(1),(9)	Palmer Square Loan Funding 2018-2A C Ltd., 4.547%, (US0003M + 1.950%), 07/15/2026	969,273	0.0
6,153,500	(1)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	6,354,466	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
686,097	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.869%, 01/25/2036	$690,264	0.0
4,000,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	4,001,719	0.1
2,000,000	(1),(3)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	2,122,591	0.0
5,101,000	(1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	5,215,606	0.1
1,585,000	(1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,617,472	0.0
7,000,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	7,131,947	0.1
4,000,000	(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	4,098,971	0.1
3,700,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,810,879	0.1
9,950,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	10,364,841	0.2
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,043,750	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,038,619	0.0
347,958	(1)	Sonic Capital LLC 2018-1A A2, 4.026%, 02/20/2048	357,919	0.0
4,886,745	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	5,264,604	0.1
5,100,000	(1),(4)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	5,100,000	0.1
7,320,000	(1)	Symphony CLO Ltd. 2012-9A AR, 4.051%, (US0003M + 1.450%), 10/16/2028	7,330,533	0.1
3,080,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 5.097%, (US0003M + 2.500%), 07/14/2026	3,080,095	0.0
6,119,250	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,469,780	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
7,200,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	$7,596,955	0.1
7,000,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.831%, (US0003M + 1.230%), 10/18/2030	6,965,112	0.1
12,250,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.769%, (US0003M + 1.190%), 11/01/2031	12,253,002	0.2
7,080,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.822%, (US0003M + 1.230%), 07/20/2030	7,054,731	0.1
7,500,000	(1)	Tiaa Clo III Ltd 2017-2A A, 3.751%, (US0003M + 1.150%), 01/16/2031	7,450,635	0.1
1,400,000	(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.803%, 11/25/2060	1,412,413	0.0
2,640,000	(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.558%, 11/25/2057	2,795,645	0.0
4,346,000	(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,306,806	0.1
3,200,000	(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,323,203	0.1
2,200,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,237,376	0.0
4,000,000	(1),(3)	Towd Point Mortgage Trust 2018-1 B1, 4.006%, 01/25/2058	4,068,315	0.1
3,000,000	(1)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	3,048,359	0.0
1,500,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 4.497%, (US0003M + 1.900%), 04/15/2027	1,486,526	0.0
1,970,000	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,983,770	0.0
3,634,650	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,654,750	0.1
			531,756,462	7.9

		Student Loan Asset-Backed Securities: 0.8%
1,143,442	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,172,512	0.0
2,300,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	2,316,535	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
888,719	(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	$893,319	0.0
406,155	(1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	397,425	0.0
485,610	(1),(3)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	496,451	0.0
374,998	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	380,288	0.0
700,636	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	703,671	0.0
2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,625,068	0.0
1,450,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,461,062	0.0
4,100,000	(1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,292,716	0.1
3,000,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	3,047,447	0.1
3,900,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,995,776	0.1
3,250,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,351,738	0.1
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	8,328,995	0.1
5,800,000	(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	6,056,442	0.1
6,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,273,641	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
3,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	$3,070,507	0.1
			48,863,593	0.8

	Total Asset-Backed Securities
	(Cost $630,609,028)		637,575,768	9.5

U.S. TREASURY OBLIGATIONS: 12.9%
		U.S. Treasury Bonds: 7.5%
246,160,000	(2)	2.375%, 05/15/2029	254,270,780	3.8
183,415,800	(2)	3.000%, 02/15/2049	201,191,370	3.0
43,370,000		3.500%, 02/15/2039	51,484,086	0.7
			506,946,236	7.5

		U.S. Treasury Notes: 5.4%
22,319,000		1.625%, 06/30/2021	22,262,766	0.3
81,233,000	(2)	1.750%, 06/15/2022	81,326,608	1.2
99,048,000		1.750%, 06/30/2024	98,970,619	1.5
49,743,000	(2)	2.000%, 05/31/2024	50,307,467	0.7
66,119,000		2.125%, 05/31/2021	66,556,780	1.0
45,637,000		2.125%, 05/31/2026	46,375,036	0.7
			365,799,276	5.4

	Total U.S. Treasury Obligations
	(Cost $855,316,915)		872,745,512	12.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.3%
		Federal Home Loan Mortgage Corporation: 6.1%(10)
1,122,771		2.500%, 05/01/2030	1,132,156	0.0
852,488		2.500%, 05/01/2030	859,837	0.0
1,321,529		2.500%, 06/01/2030	1,331,900	0.0
1,759,436		3.000%, 11/01/2042	1,790,592	0.0
1,812,243		3.000%, 02/01/2043	1,844,335	0.0
2,273,208		3.000%, 03/01/2045	2,319,051	0.0
2,411,804		3.000%, 03/01/2045	2,452,992	0.0
5,764,103		3.000%, 04/01/2045	5,880,349	0.1
5,468,013		3.000%, 04/01/2045	5,561,396	0.1
2,415,439		3.000%, 10/01/2046	2,464,190	0.0
23,051,813		3.000%, 10/01/2046	23,403,055	0.4
7,677,679		3.000%, 03/01/2048	7,794,444	0.1
8,983,221		3.000%, 03/01/2048	9,136,473	0.1
28,608,599		3.000%, 08/01/2048	29,043,761	0.4
9,044,153		3.500%, 01/01/2045	9,376,237	0.1
3,090,320		3.500%, 03/01/2045	3,204,456	0.1
12,400,483		3.500%, 12/01/2046	12,911,186	0.2
25,262,790		3.500%, 12/01/2046	26,125,616	0.4
10,218,362		3.500%, 04/01/2047	10,665,804	0.2
16,102,698		3.500%, 07/01/2047	16,587,828	0.3
14,477,712		3.500%, 10/01/2047	14,913,909	0.2
14,293,546		3.500%, 01/01/2048	14,723,535	0.2
65,024,747		3.500%, 03/01/2048	67,501,085	1.0
4,518,158		3.500%, 03/01/2048	4,663,092	0.1
43,775,315		3.500%, 11/01/2048	45,442,467	0.7
13,296,356		3.500%, 05/01/2049	13,601,375	0.2
1,235,458		4.000%, 10/01/2041	1,304,099	0.0
1,970,206		4.000%, 12/01/2041	2,079,657	0.0
2,901,106		4.000%, 08/01/2044	3,037,894	0.1
1,618,688		4.000%, 07/01/2045	1,694,510	0.0
5,598,145		4.000%, 09/01/2045	5,860,389	0.1
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
2,893,049		4.000%, 09/01/2045	$3,028,579	0.1
3,922,912		4.000%, 09/01/2045	4,106,664	0.1
4,334,510		4.000%, 05/01/2046	4,537,522	0.1
23,670,623		4.000%, 11/01/2047	24,676,624	0.4
1,155,600		4.000%, 03/01/2048	1,203,048	0.0
9,809,716		4.000%, 06/01/2048	10,451,489	0.2
891,378		4.500%, 08/01/2041	958,358	0.0
1,368,416		4.500%, 09/01/2041	1,471,232	0.0
1,233,449		4.500%, 10/01/2041	1,326,128	0.0
1,641,552		4.500%, 03/01/2044	1,756,688	0.0
8,039,917		4.500%, 02/01/2048	8,474,939	0.1
4,791		4.665%, 05/01/2037	5,063	0.0
129,814		5.000%, 01/01/2041	141,210	0.0
1,056,981		5.000%, 04/01/2041	1,151,727	0.0
33,998		5.500%, 07/01/2037	37,384	0.0
1,719,533		5.500%, 11/01/2038	1,895,610	0.0
1,396		6.000%, 12/01/2028	1,534	0.0
16,419		6.000%, 01/01/2029	17,994	0.0
4,710		6.500%, 01/01/2024	5,229	0.0
5,551		6.500%, 12/01/2031	6,336	0.0
546,166		6.500%, 09/01/2034	628,001	0.0
1,014		7.000%, 03/01/2032	1,061	0.0
			414,590,090	6.1

		Federal National Mortgage Association: 0.6%(10)
6,462,742		3.500%, 01/01/2044	6,695,200	0.1
10,190,741		4.000%, 12/01/2046	10,749,115	0.2
135,975		4.186%, 07/01/2035	141,099	0.0
17,705,474		5.000%, 08/01/2056	19,402,004	0.3
178,594		6.000%, 05/01/2038	193,673	0.0
			37,181,091	0.6

		Government National Mortgage Association: 5.8%
163,956,000	(9)	3.000%, 08/01/2044	167,222,312	2.5
4,456,085		3.000%, 04/20/2046	4,560,626	0.1
768,939		3.000%, 01/20/2047	786,991	0.0
197,623		3.000%, 01/20/2048	202,158	0.0
8,944,012		3.500%, 07/20/2046	9,238,672	0.2
1,271,776		3.500%, 07/20/2046	1,313,726	0.0
1,902,960		3.500%, 10/20/2046	1,965,787	0.0
10,398,963		3.500%, 11/20/2046	10,756,113	0.2
3,555,711		3.500%, 11/20/2046	3,672,399	0.1
1,447,994		3.500%, 02/20/2047	1,496,221	0.0
816,557		3.500%, 03/20/2047	843,988	0.0
1,296,806		3.500%, 04/20/2047	1,339,623	0.0
1,301,196		3.500%, 05/20/2047	1,346,493	0.0
1,361,352		3.500%, 06/20/2047	1,406,096	0.0
1,497,050		3.500%, 07/20/2047	1,548,044	0.0
1,598,836		3.500%, 08/20/2047	1,651,286	0.0
10,514,291		3.500%, 08/20/2047	10,868,941	0.2
4,056,394		3.500%, 09/20/2047	4,189,467	0.1
1,417,576		3.500%, 11/20/2047	1,467,500	0.0
4,502,430		3.500%, 11/20/2047	4,660,888	0.1
1,530,022		3.500%, 11/20/2047	1,579,856	0.0
656,623		3.500%, 11/20/2047	679,747	0.0
540,842		3.500%, 11/20/2047	559,890	0.0
1,058,233		3.500%, 11/20/2047	1,095,312	0.0
677,354		3.500%, 11/20/2047	701,165	0.0
1,282,139		3.500%, 11/20/2047	1,329,792	0.0
1,302,682		3.500%, 12/20/2047	1,345,523	0.0
1,936,522		3.500%, 12/20/2047	2,004,722	0.0
1,430,358		3.500%, 12/20/2047	1,480,409	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
2,522,938		3.500%, 12/20/2047	$2,609,631	0.1
1,128,600		3.500%, 01/20/2048	1,168,347	0.0
2,488,617		3.500%, 01/20/2048	2,574,537	0.1
1,507,953		3.500%, 01/20/2048	1,561,059	0.0
9,500,000		3.500%, 01/20/2048	9,830,060	0.2
2,648,048		3.500%, 02/20/2048	2,739,046	0.1
9,255,425		3.500%, 02/20/2048	9,518,851	0.2
15,100,000		3.500%, 02/20/2048	15,644,419	0.2
7,401,846		3.500%, 03/20/2048	7,659,568	0.1
1,525,165		3.500%, 03/20/2048	1,574,903	0.0
344,788		4.000%, 11/20/2040	365,315	0.0
51,542,000	(9)	4.000%, 07/01/2044	53,432,544	0.8
2,227,721		4.000%, 03/20/2046	2,336,853	0.0
456,390		4.500%, 10/15/2039	492,276	0.0
287,942		4.500%, 11/15/2039	310,615	0.0
313,395		4.500%, 11/15/2039	337,865	0.0
98,269		4.500%, 12/15/2039	105,983	0.0
90,572		4.500%, 08/20/2041	96,665	0.0
27,852,000	(9)	4.500%, 07/01/2044	29,035,166	0.4
5,704,441		4.500%, 09/15/2047	6,069,205	0.1
296,825	(3)	5.140%, 10/20/2060	299,417	0.0
227,367	(3)	5.310%, 10/20/2060	229,944	0.0
138,925	(3)	5.500%, 03/20/2060	142,258	0.0
			389,448,274	5.8

		Uniform Mortgage-Backed Security: 13.8%
1,830,727		2.500%, 05/01/2030	1,845,025	0.0
4,160,635		2.500%, 06/01/2030	4,193,175	0.1
2,860,206		2.500%, 06/01/2030	2,882,573	0.1
1,670,420		2.500%, 07/01/2030	1,683,486	0.0
18,612,471		2.500%, 04/01/2037	18,645,522	0.3
2,334,852		3.000%, 08/01/2030	2,388,239	0.0
1,381,295		3.000%, 09/01/2030	1,412,918	0.0
1,300,000	(9)	3.000%, 08/01/2033	1,324,890	0.0
11,525,375		3.000%, 04/01/2034	11,758,822	0.2
4,767,186		3.000%, 04/01/2043	4,848,642	0.1
3,737,510		3.000%, 07/01/2043	3,801,375	0.1
976,625		3.000%, 08/01/2043	996,911	0.0
882,830		3.000%, 09/01/2043	897,897	0.0
12,155,434		3.000%, 04/01/2045	12,392,990	0.2
5,958,363		3.000%, 08/01/2046	6,056,492	0.1
2,432,712		3.000%, 08/01/2046	2,480,296	0.0
1,154,426		3.000%, 11/01/2046	1,177,007	0.0
4,763,909		3.000%, 12/01/2046	4,825,181	0.1
15,449,352		3.000%, 12/01/2046	15,703,805	0.2
38,140,389		3.000%, 01/01/2047	38,595,844	0.6
8,655,738		3.000%, 02/01/2047	8,766,628	0.1
8,975,092		3.000%, 03/01/2047	9,086,604	0.1
9,612,689		3.000%, 07/01/2047	9,733,700	0.2
129,626,000	(9)	3.000%, 08/01/2048	130,581,459	1.9
49,518,551		3.500%, 06/01/2034	51,587,127	0.8
6,337,249		3.500%, 10/01/2042	6,578,942	0.1
2,001,254		3.500%, 04/01/2043	2,083,988	0.0
6,034,899		3.500%, 08/01/2043	6,284,400	0.1
3,813,525		3.500%, 03/01/2044	3,958,905	0.1
455,886		3.500%, 01/01/2046	474,711	0.0
336,862		3.500%, 02/01/2046	350,772	0.0
694,941		3.500%, 02/01/2046	723,637	0.0
27,949,787		3.500%, 08/01/2046	29,082,868	0.4
3,429,587		3.500%, 08/01/2047	3,530,708	0.1
4,787,146		3.500%, 09/01/2047	4,928,306	0.1
2,799,045		3.500%, 02/01/2048	2,871,870	0.0
19,468,237		3.500%, 07/01/2048	20,197,148	0.3
104,321,248		3.500%, 05/01/2049	106,770,304	1.6
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
52,780,208		3.500%, 06/01/2049	$54,033,288	0.8
10,139,000	(9)	3.500%, 07/25/2049	10,363,167	0.2
521,597		4.000%, 03/01/2042	550,229	0.0
2,218,932		4.000%, 07/01/2042	2,340,750	0.0
402,390		4.000%, 07/01/2042	424,480	0.0
2,230,938		4.000%, 07/01/2042	2,353,413	0.0
1,152,050		4.000%, 09/01/2043	1,220,215	0.0
18,085,534		4.000%, 01/01/2045	19,332,553	0.3
2,693,779		4.000%, 01/01/2045	2,818,169	0.0
1,548,364		4.000%, 03/01/2045	1,619,866	0.0
16,358,195		4.000%, 05/01/2045	17,133,722	0.3
2,743,459		4.000%, 06/01/2045	2,874,372	0.0
8,189,099		4.000%, 02/01/2046	8,627,687	0.1
16,907,762		4.000%, 07/01/2047	17,701,678	0.3
1,083,735		4.000%, 03/01/2048	1,125,861	0.0
3,158,301		4.000%, 03/01/2048	3,283,473	0.1
16,698,501		4.000%, 09/01/2048	17,422,448	0.3
51,204,450		4.000%, 06/01/2049	53,029,178	0.8
74,890,000	(9)	4.000%, 07/25/2049	77,389,746	1.2
2,511,720		4.250%, 11/01/2043	2,658,354	0.0
270,640		4.500%, 11/01/2040	290,786	0.0
4,062,966		4.500%, 11/01/2040	4,365,406	0.1
520,856		4.500%, 11/01/2040	559,626	0.0
7,848		4.500%, 12/01/2040	8,432	0.0
4,663		4.500%, 12/01/2040	5,010	0.0
7,865		4.500%, 01/01/2041	8,451	0.0
10,845		4.500%, 01/01/2041	11,652	0.0
555,807		4.500%, 10/01/2041	588,336	0.0
944,286		4.500%, 10/01/2044	1,015,973	0.0
1,431,483		4.500%, 12/01/2045	1,540,002	0.0
2,261,648		4.500%, 04/01/2047	2,395,973	0.0
5,314,673		4.500%, 04/01/2047	5,603,207	0.1
3,085,235		4.500%, 04/01/2047	3,278,819	0.1
4,350,123		4.500%, 04/01/2047	4,648,405	0.1
4,741,465		4.500%, 04/01/2047	5,100,003	0.1
1,950,007		4.500%, 05/01/2047	2,107,617	0.0
2,473,598		4.500%, 05/01/2047	2,660,646	0.0
10,142,003		4.500%, 05/01/2047	10,744,374	0.2
1,706,786		4.500%, 05/01/2047	1,844,742	0.0
3,062,911		4.500%, 05/01/2047	3,310,484	0.1
1,323,851		4.500%, 06/01/2047	1,423,956	0.0
5,363,135		4.500%, 06/01/2047	5,633,920	0.1
5,747,581		4.500%, 06/01/2047	6,037,120	0.1
7,805,624		4.500%, 07/01/2047	8,223,935	0.1
6,883,584		4.500%, 08/01/2047	7,257,724	0.1
12,860,000	(9)	4.500%, 07/25/2049	13,438,951	0.2
123,734		5.000%, 06/01/2033	134,388	0.0
27,777		5.000%, 09/01/2033	30,189	0.0
81,213		5.000%, 11/01/2033	88,220	0.0
27,805		5.000%, 03/01/2034	30,233	0.0
24,486		5.000%, 03/01/2034	26,610	0.0
184,898		5.000%, 02/01/2035	201,246	0.0
7,045		5.000%, 06/01/2035	7,704	0.0
124,390		5.000%, 06/01/2035	136,003	0.0
70,503		5.000%, 07/01/2035	77,080	0.0
479,553		5.000%, 08/01/2035	524,260	0.0
603,643		5.000%, 10/01/2035	660,106	0.0
27,543		5.000%, 10/01/2035	30,086	0.0
339,070		5.000%, 02/01/2036	370,867	0.0
63,031		5.000%, 03/01/2036	68,935	0.0
4,936		5.000%, 03/01/2036	5,398	0.0
10,252		5.000%, 05/01/2036	11,217	0.0
6,538		5.000%, 06/01/2036	7,153	0.0
251,307		5.000%, 07/01/2036	274,060	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
226,655		5.000%, 11/01/2040	$246,385	0.0
70,981		5.000%, 05/01/2041	76,991	0.0
440,022		5.000%, 06/01/2041	478,323	0.0
299,927		5.000%, 06/01/2041	326,029	0.0
168,143		5.500%, 03/01/2037	186,851	0.0
173,124		5.500%, 06/01/2039	192,437	0.0
1,570,267		5.500%, 10/01/2039	1,709,409	0.0
55,768		6.000%, 09/01/2036	61,080	0.0
359		6.500%, 02/01/2028	398	0.0
591		6.500%, 09/01/2031	656	0.0
154		6.500%, 09/01/2031	170	0.0
16,848		6.500%, 11/01/2031	19,135	0.0
7,791		6.500%, 04/01/2032	8,647	0.0
4,471		6.500%, 08/01/2032	4,963	0.0
1,384		6.500%, 08/01/2032	1,537	0.0
7,053		7.000%, 12/01/2027	7,148	0.0
935		7.000%, 10/01/2031	951	0.0
3,075		7.000%, 03/01/2032	3,457	0.0
1,224		7.500%, 09/01/2030	1,459	0.0
173		7.500%, 10/01/2030	173	0.0
4,243		7.500%, 09/01/2031	5,015	0.0
15,659		7.500%, 02/01/2032	17,766	0.0
			929,942,101	13.8

	Total U.S. Government Agency Obligations
	(Cost $1,741,164,317)		1,771,161,556	26.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.6%
4,390,000	(1)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 4.494%, (US0001M + 2.100%), 09/15/2035	4,357,925	0.1
25,027,444	(3),(5)	BANK 2017-BNK4 XA, 1.595%, 05/15/2050	2,027,698	0.0
167,655,000	(3),(5)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	2,298,517	0.0
206,303,889	(3),(5)	BANK 2018-BNK14 XA, 0.675%, 09/15/2060	7,630,149	0.1
19,110,000	(1),(3),(5)	BANK 2018-BNK14 XD, 1.749%, 09/15/2060	2,391,311	0.0
24,795,423	(3),(5)	BANK 2019-BNK16 XA, 1.130%, 02/15/2052	1,825,972	0.0
5,880,000		BANK 2019-BNK17 A4, 3.714%, 04/15/2052	6,352,917	0.1
3,530,000		BANK 2019-BNK18 A4, 3.584%, 05/15/2062	3,779,517	0.1
3,890,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	3,499,312	0.1
92,840,000	(1),(3),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	3,344,162	0.1
2,400,000	(1)	BDS 2018-FL2 D, 4.944%, (US0001M + 2.550%), 08/15/2035	2,408,966	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,814,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 6.035%, 02/13/2042	$6,912,378	0.1
2,620,000	(1)	BENCHMARK 2018-B3 D Mortgage Trust, 3.057%, 04/10/2051	2,393,432	0.0
7,450,000		Benchmark 2019-B11 A5 Mortgage Trust, 3.542%, 05/15/2052	7,962,007	0.1
7,470,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	6,706,135	0.1
36,727,734	(3),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	3,055,432	0.0
3,650,000	(1)	BX Commercial Mortgage Trust 2019-IMC E, 4.590%, (US0001M + 2.150%), 04/15/2034	3,668,954	0.1
3,020,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE D, 4.144%, (US0001M + 1.750%), 12/15/2037	3,044,718	0.0
5,470,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.944%, (US0001M + 2.550%), 12/15/2037	5,536,953	0.1
3,340,000	(3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.540%, 11/15/2050	3,551,333	0.1
93,796,566	(3),(5)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.162%, 11/15/2050	5,807,489	0.1
25,094,790	(3),(5)	CD 2016-CD1 Mortgage Trust XA, 1.552%, 08/10/2049	1,911,019	0.0
45,113,000	(1),(3),(5)	CD 2016-CD1 Mortgage Trust XB, 0.814%, 08/10/2049	2,041,011	0.0
33,937,218	(3),(5)	CD 2017-CD4 Mortgage Trust XA, 1.470%, 05/10/2050	2,567,164	0.0
4,280,000	(3)	CD 2017-CD6 Mortgage Trust C, 4.411%, 11/13/2050	4,508,922	0.1
7,453,264	(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.272%, 04/15/2044	6,767,550	0.1
4,139,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.262%, 11/10/2046	4,450,720	0.1
3,910,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.262%, 03/10/2047	4,181,606	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,745,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	$6,705,145	0.1
41,173,732	(3),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.146%, 07/10/2049	4,198,679	0.1
82,994,671	(3),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.262%, 10/12/2050	5,599,767	0.1
3,940,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	4,065,704	0.1
40,423,604	(3),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.065%, 09/15/2050	2,491,715	0.0
89,003,933	(3),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.759%, 06/10/2051	4,498,642	0.1
2,180,000	(3)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.051%, 02/10/2049	2,211,499	0.0
4,870,543	(3),(5)	COMM 2012-CR1 XA, 2.039%, 05/15/2045	210,924	0.0
28,959,141	(3),(5)	COMM 2012-CR2 XA, 1.806%, 08/15/2045	1,180,227	0.0
34,374,178	(3),(5)	COMM 2012-CR4 XA, 1.915%, 10/15/2045	1,635,750	0.0
27,260,000	(1),(3),(5)	COMM 2012-CR4 XB, 0.741%, 10/15/2045	522,890	0.0
49,121,288	(1),(3),(5)	COMM 2012-LC4 XA, 2.290%, 12/10/2044	2,134,271	0.0
3,310,000	(3)	COMM 2015-CCRE26 D Mortgage Trust, 3.632%, 10/10/2048	3,083,184	0.1
136,572,898	(1),(3),(5)	COMM 2015-PC1 XA, 0.846%, 07/10/2050	3,853,882	0.1
920,000	(3)	COMM 2016-COR1 C, 4.531%, 10/10/2049	958,335	0.0
69,204,441	(3),(5)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	2,358,176	0.0
36,267,890	(3),(5)	COMM 2017-COR2 XA, 1.328%, 09/10/2050	2,815,734	0.0
12,420,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	13,815,017	0.2
9,395,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 E, 4.544%, (US0001M + 2.150%), 05/15/2036	9,441,265	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,420,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 5.044%, (US0001M + 2.650%), 05/15/2036	$15,511,186	0.2
6,670,000	(3)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.343%, 06/15/2057	6,441,139	0.1
4,340,000	(1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.249%, 11/15/2050	4,206,161	0.1
19,066,000	(3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	20,864,290	0.3
7,455,000		CSAIL 2019-C15 A4 Commercial Mortgage Trust, 4.053%, 03/15/2052	8,207,429	0.1
7,310,000	(1)	CSWF 2018-TOP E, 4.644%, (US0001M + 2.250%), 08/15/2035	7,345,215	0.1
6,910,000	(1)	CSWF 2018-TOP F, 5.144%, (US0001M + 2.750%), 08/15/2035	6,949,542	0.1
7,065,000	(1),(6)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	7,013,325	0.1
4,460,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	4,166,522	0.1
4,480,000	(1)	Exantas Capital Corp. 2019-RSO7 C Ltd., 4.444%, (US0001M + 2.050%), 04/15/2036	4,489,792	0.1
16,840,000	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.445%, 08/25/2020	833,058	0.0
77,599,012	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	3,281,988	0.1
42,047,111	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.938%, 05/25/2040	2,119,263	0.0
31,879,545	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.649%, 05/25/2041	1,745,348	0.0
84,989,007	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K055 X1, 1.499%, 03/25/2026	6,548,632	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,010,358	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.686%, 07/25/2019	$842	0.0
30,382,663	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.425%, 11/25/2019	99,199	0.0
200,064,231	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	377,861	0.0
4,580,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 3.944%, (US0001M + 1.550%), 07/15/2035	4,564,676	0.1
4,400,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.494%, (US0001M + 2.100%), 07/15/2035	4,392,319	0.1
3,400,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 D, 5.353%, 12/10/2043	3,507,024	0.1
8,190,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	8,208,904	0.1
3,710,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	3,630,885	0.1
20,335,185	(3),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.360%, 05/10/2045	783,755	0.0
6,140,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	5,101,880	0.1
47,821,133	(3),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.217%, 11/10/2046	1,848,531	0.0
102,646,116	(3),(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.763%, 08/10/2046	2,260,894	0.0
66,133,188	(3),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.144%, 06/10/2047	2,245,374	0.0
82,459,374	(3),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.701%, 11/10/2049	2,467,976	0.0
70,123,562	(3),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.191%, 05/10/2050	4,854,262	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
78,547,864	(3),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.127%, 02/10/2052	$6,020,969	0.1
13,220,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	13,258,973	0.2
10,120,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	9,905,628	0.1
12,420,000	(1),(4)	Hudson Yards 2019-30HY A Mortgage Trust, 3.228%, 06/10/2037	12,791,624	0.2
17,385,000	(1),(3),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.420%, 12/15/2047	193,299	0.0
168,837	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.536%, 06/12/2041	170,037	0.0
2,400,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.720%, 07/15/2046	2,510,259	0.0
4,500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,490,914	0.1
77,141,126	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.659%, 06/15/2045	2,250,862	0.0
94,534,170	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.881%, 12/15/2049	3,371,249	0.1
7,263,797	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	7,623,440	0.1
11,345,577	(3),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.955%, 04/15/2047	274,700	0.0
3,080,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.051%, 01/15/2048	2,967,177	0.0
1,571,256	(3),(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.254%, 10/15/2048	60,874	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
12,440,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	$13,712,204	0.2
2,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 4.394%, (US0001M + 2.000%), 05/15/2036	1,999,969	0.0
1,047,747	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.973%, 02/15/2040	1,052,152	0.0
4,240,233	(1),(3),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.900%, 11/15/2038	21,428	0.0
50,656,368	(1),(3),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.265%, 03/10/2050	2,116,631	0.0
4,340,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.072%, 11/15/2046	4,527,988	0.1
105,768,525	(3),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.235%, 12/15/2047	3,447,324	0.1
3,090,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	3,216,012	0.1
14,914,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	15,059,635	0.2
7,864,000	(1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.037%, 11/15/2049	6,456,519	0.1
7,455,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	7,829,254	0.1
2,500,000	(1)	Morgan Stanley Capital I Trust 2019-PLND E, 4.544%, (US0001M + 2.150%), 05/15/2036	2,501,567	0.0
4,670,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	4,166,209	0.1
46,670,443	(3),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.938%, 12/15/2050	2,554,483	0.0
48,031,985	(3),(5)	Wells Fargo Commercial Mortgage Trust 2016-C33 XA, 1.930%, 03/15/2059	3,960,386	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,830,000	(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.477%, 10/15/2050	$5,008,077	0.1
8,660,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	9,650,406	0.1
1,264,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,098,982	0.0
6,000,000	(1),(6),(7)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,071,205	0.1
3,270,000	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.858%, 11/15/2044	3,356,338	0.1
13,760,027	(1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.988%, 08/15/2045	610,770	0.0
9,873,482	(1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.065%, 11/15/2045	509,991	0.0
12,946,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.407%, 03/15/2045	11,114,092	0.2
3,920,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,548,798	0.1
87,096,641	(3),(5)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.991%, 11/15/2047	3,068,049	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $502,494,672)		512,379,821	7.6

	Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.0%
Total Purchased Options
(Cost $996,968)	380,246	0.0

Total Long-Term Investments
(Cost $6,915,012,904)	7,118,624,476	105.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.2%
	Commercial Paper: 2.8%
9,000,000	AUTOZONE INC 0 07/10/2019, 3.060%, 07/10/2019	8,992,452	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
20,000,000		AUTOZONE INC 0 07/19/2019, 2.840%, 07/19/2019	$19,970,507	0.3
8,300,000		CONSOLIDATED E 07/02/2019, 5.260%, 07/02/2019	8,297,609	0.1
29,250,000		CORNING INC 4/ 07/18/2019, 2.850%, 07/18/2019	29,208,936	0.4
15,000,000		CORNING INC 4/ 08/01/2019, 2.740%, 08/01/2019	14,964,017	0.2
60,800,000		Duke Energy Corp., 7.620%, 07/01/2019	60,787,313	0.9
3,807,000		ENTERPRISE PRO 07/12/2019, 2.980%, 07/12/2019	3,803,271	0.1
1,250,000		Kroger Co., 7.360%, 07/01/2019	1,249,748	0.0
500,000		MARRIOTT INTL 07/22/2019, 2.810%, 07/22/2019	499,156	0.0
2,500,000		Mondelez International, Inc., 2.840%, 07/19/2019	2,496,313	0.0
2,700,000	(12)	Pfizer Inc., 2.480%, 07/23/2019	2,695,669	0.0
25,000,000		United Health, 7.550%, 07/01/2019	24,994,833	0.4
12,550,000		VERIZON COMMUN 07/01/2019, 7.620%, 07/01/2019	12,547,381	0.2
2,600,000		VIRGINIA ELEC 07/01/2019, 7.970%, 07/01/2019	2,599,432	0.1
			193,106,637	2.8

		Floating Rate Notes(12): 2.0%
2,200,000	(12)	Bank Of America Corp., 2.510%, 11/08/2019	2,200,306	0.0
4,700,000	(12)	Bank Of America Corp., 2.520%, 11/07/2019	4,700,653	0.1
5,422,000	(12)	Bedford Row Funding, 2.500%, 11/25/2019	5,422,765	0.1
8,800,000	(12)	Coöperatieve Rabobank U.A., 2.450%, 10/23/2019	8,800,940	0.1
1,500,000	(12)	Coöperatieve Rabobank U.A., 2.530%, 11/01/2019	1,500,253	0.0
5,000,000	(12)	Crédit Agricole Group, 2.550%, 11/07/2019	5,001,225	0.1
3,100,000	(12)	Credit Suisse Group AG, 2.550%, 10/10/2019	3,100,992	0.0
3,500,000	(12)	DNB ASA, 2.490%, 12/06/2019	3,500,119	0.0
4,400,000	(12)	DNB ASA, 2.510%, 10/10/2019	4,400,901	0.1
5,400,000	(12)	DNB ASA, 2.530%, 11/04/2019	5,400,719	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes(12) (continued)
5,600,000	(12)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	$5,600,757	0.1
6,200,000	(12)	Lloyds Bank PLC, 2.530%, 11/08/2019	6,201,293	0.1
3,709,000	(12)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	3,712,228	0.1
3,700,000	(12)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	3,700,528	0.1
3,000,000	(12)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	3,000,373	0.0
4,600,000	(12)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	4,600,649	0.1
4,100,000	(12)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	4,100,558	0.1
646,000	(12)	National Australia Bank Ltd., 2.510%, 08/01/2019	646,137	0.0
4,600,000	(12)	National Bank Of Canada, 2.510%, 10/10/2019	4,600,942	0.1
5,400,000	(12)	National Bank Of Canada, 2.520%, 11/06/2019	5,400,805	0.1
2,000,000	(12)	Natixis S.A., 2.510%, 11/08/2019	2,000,271	0.0
3,700,000	(12)	Royal Bank Of Canada, 2.510%, 10/11/2019	3,700,749	0.1
5,900,000	(12)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	5,901,231	0.1
4,000,000	(12)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	4,000,509	0.1
4,100,000	(12)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	4,100,717	0.1
2,200,000	(12)	Sumitomo Mitsui Trust Holdings, Inc., 2.520%, 10/22/2019	2,199,957	0.0
1,000,000	(12)	Sumitomo Mitsui Trust Holdings, Inc., 2.520%, 10/23/2019	999,968	0.0
3,400,000	(12)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	3,399,617	0.0
2,900,000	(12)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	2,899,752	0.0
5,500,000	(12)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	5,499,556	0.1
3,245,000	(12)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	3,245,687	0.0
3,000,000	(12)	Toronto-Dominion Bank, 2.510%, 10/09/2019	3,000,625	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes(12) (continued)
1,147,000	(12)	Wells Fargo & Co., 2.510%, 12/03/2019	$1,147,153	0.0
5,942,000	(12)	Wells Fargo & Co., 2.530%, 11/04/2019	5,943,447	0.1
			133,632,382	2.0

		Repurchase Agreements(12): 8.0%
158,474,604	(12)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $158,507,167, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $161,644,096, due 06/01/46-07/01/49)	158,474,604	2.3
10,207,155	(12)	Barclays Capital, Inc., Repurchase Agreement dated 06/28/19, 2.45%, due 07/01/19 (Repurchase Amount $10,209,210, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $10,411,301, due 05/15/24-08/15/47)	10,207,155	0.2
158,474,604	(12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $158,507,558, collateralized by various U.S. Gov't/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $161,644,096, due 06/30/19-05/20/69)	158,474,604	2.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(12) (continued)
158,474,604	(12)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $158,507,167, collateralized by various U.S. Gov't/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $161,644,101, due 07/02/19-01/20/63)	$158,474,604	2.4
308,743	(12)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $308,806, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $314,918, due 07/18/19-09/09/49)	308,743	0.0
29,074,915	(12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $29,081,367, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $29,660,310, due 07/01/19-09/09/49)	29,074,915	0.4
21,603,729	(12)	TD Securities (USA) LLC, Repurchase Agreement dated 06/28/19, 2.49%, due 07/01/19 (Repurchase Amount $21,608,150, collateralized by various U.S. Government Securities, 2.000%-2.125%, Market Value plus accrued interest $22,035,818, due 10/31/22-05/31/26)	21,603,729	0.3
			536,618,354	8.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Certificates of Deposit(12): 0.1%
4,675,000	(12)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	$4,675,533	0.1
2,600,000	(12)	The Norinchukin Bank, 2.550%, 07/08/2019	2,600,107	0.0
			7,275,640	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
20,711,000	(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
		(Cost $20,711,000)	20,711,000	0.3

	Total Short-Term Investments
	(Cost $891,384,187)		891,344,013	13.2

	Total Investments in Securities (Cost $7,806,397,091)		$8,009,968,489	118.8
	Liabilities in Excess of Other Assets		(1,268,664,711)	(18.8)
	Net Assets		$6,741,303,778	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.
(9)	Settlement is on a when-issued or delayed-delivery basis.
(10)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	Represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2019.

CLP	Chilean Peso
DKK	Danish Krone
PLN	Polish Zloty
RON	Romanian New Leu

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Purchased Options	$–	$380,246	$–	$380,246
Corporate Bonds/Notes	–	1,936,252,128	–	1,936,252,128
Collateralized Mortgage Obligations	–	1,260,092,458	4,988,227	1,265,080,685
Convertible Bonds/Notes	–	1,718,635	–	1,718,635
U.S. Treasury Obligations	–	872,745,512	–	872,745,512
Sovereign Bonds	–	121,330,125	–	121,330,125
Asset-Backed Securities	–	632,475,768	5,100,000	637,575,768
U.S. Government Agency Obligations	–	1,771,161,556	–	1,771,161,556
Commercial Mortgage-Backed Securities	–	499,588,197	12,791,624	512,379,821
Short-Term Investments	20,711,000	870,633,013	–	891,344,013
Total Investments, at fair value	$20,711,000	$7,966,377,638	$22,879,851	$8,009,968,489
Other Financial Instruments+
Centrally Cleared Swaps	–	5,128,063	–	5,128,063
Forward Foreign Currency Contracts	–	16,873	–	16,873
Forward Premium Swaptions	–	1,397,234	–	1,397,234
Futures	12,645,907	–	–	12,645,907
Total Assets	$33,356,907	$7,972,919,808	$22,879,851	$8,029,156,566
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,694,241)	$–	$(4,694,241)
Forward Foreign Currency Contracts	–	(879,909)	–	(879,909)
Forward Premium Swaptions	–	(40,847)	–	(40,847)
Futures	(2,938,049)	–	–	(2,938,049)
Total Liabilities	$(2,938,049)	$(5,614,997)	$–	$(8,553,046)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS 198,126	USD 55,253	Barclays Bank PLC	08/23/19	$447
USD 9,265	MYR 38,391	Barclays Bank PLC	08/23/19	(23)
MXN 2,057,068	USD 106,086	Barclays Bank PLC	08/23/19	131
USD 528,242	BRL 2,056,971	Barclays Bank PLC	08/23/19	(4,770)
USD 596,670	RUB 38,532,829	Barclays Bank PLC	08/23/19	(8,176)
USD 289,191	HUF 83,233,021	Barclays Bank PLC	08/23/19	(4,765)
USD 3,644,620	PLN 13,842,752	BNP Paribas	08/23/19	(67,844)
USD 64,766	COP 211,281,189	BNP Paribas	08/23/19	(757)
USD 5,066,928	RON 21,382,116	BNP Paribas	08/23/19	(75,029)
USD 402,370	TRY 2,441,206	BNP Paribas	08/23/19	(6,938)
USD 476,834	PEN 1,594,688	Goldman Sachs International	08/23/19	(6,376)
USD 625,381	IDR 8,969,214,103	HSBC Bank USA N.A.	08/23/19	(5,361)
USD 26,912,508	CLP 18,698,568,197	HSBC Bank USA N.A.	08/23/19	(694,115)
USD 543,267	PHP 28,201,524	JPMorgan Chase Bank N.A.	08/23/19	(5,755)
CZK 16,051	USD 702	JPMorgan Chase Bank N.A.	08/23/19	16
ZAR 7,288,516	USD 497,712	JPMorgan Chase Bank N.A.	08/23/19	16,279
				$(863,036)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

At June 30, 2019, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	2,016	09/19/19	$257,985,000	$4,742,016
U.S. Treasury Long Bond	1,006	09/19/19	156,527,313	2,836,341
U.S. Treasury Ultra Long Bond	812	09/19/19	144,180,750	5,067,550
			$558,693,063	$12,645,907
Short Contracts:
U.S. Treasury 2-Year Note	(2,026)	09/30/19	(435,954,048)	(765,867)
U.S. Treasury 5-Year Note	(2,222)	09/30/19	(262,543,188)	(2,048,016)
U.S. Treasury Ultra 10-Year Note	(438)	09/19/19	(60,498,750)	(124,166)
			$(758,995,986)	$(2,938,049)

At June 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Implied Credit Spread at 06/30/19 (%) (3)	Notional Amount(4)		Fair Value(5)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	06/20/24	0.577	USD	11,540,000	$314,603	$78,531
							$314,603	$78,531

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(5)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.460%	Semi-Annual	10/13/20	USD	151,804,000	$(911,221)	$(911,221)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	38,344,000	1,380,521	1,380,521
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	31,365,000	1,611,969	1,611,969
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	24,606,000	1,689,403	1,689,403
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	162,439,000	367,639	367,639
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD	45,684,000	(62,206)	(62,206)
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	45,865,000	(3,720,814)	(3,720,814)
								$355,291	$355,291

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	217,992,000	$40,111	$16,489
Put on 1-Year Interest Rate Swap(1)	Societe Generale	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	165,673,000	28,164	12,531
Put on 1-Year Interest Rate Swap(1)	Wells Fargo	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	4,643,466,000	928,693	351,226
								$996,968	$380,246

At June 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD	85,194,000	$(48,970,950)	$18,351
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	82,531,000	(4,635,571)	113,630
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	206,847,000	(11,221,837)	654,782
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD	224,400,000	–	610,471
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD	71,562,000	(4,135,079)	(3,265)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	159,420,000	(9,242,317)	(37,582)
								$(78,205,754)	$1,356,387

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $7,807,970,767.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$244,460,254
Gross Unrealized Depreciation	(32,029,740)

Net Unrealized Appreciation	$212,430,514

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 53.3%
		Basic Materials: 1.7%
613,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$627,248	0.4
235,000	(1)	Dow Chemical Co/The, 3.150%, 05/15/2024	239,725	0.1
231,000		Eastman Chemical Co., 3.500%, 12/01/2021	236,318	0.1
231,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	240,272	0.2
300,000	(1)	OCI NV, 6.625%, 04/15/2023	313,500	0.2
361,000		PPG Industries, Inc., 2.300%, 11/15/2019	360,711	0.2
463,000		Sherwin-Williams Co/The, 2.250%, 05/15/2020	462,221	0.3
300,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	312,750	0.2
			2,792,745	1.7

		Communications: 4.1%
230,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	232,659	0.1
405,000		Amazon.com, Inc., 1.900%, 08/21/2020	404,113	0.3
351,000		AT&T, Inc., 2.800%, 02/17/2021	353,277	0.2
90,000		AT&T, Inc., 3.600%, 02/17/2023	93,443	0.1
200,000		Cablevision Systems Corp., 5.875%, 09/15/2022	212,250	0.1
204,000		CBS Corp., 2.500%, 02/15/2023	202,967	0.1
150,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	152,546	0.1
283,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	285,552	0.2
342,000		Cisco Systems, Inc., 2.450%, 06/15/2020	342,921	0.2
153,000		Comcast Corp., 3.450%, 10/01/2021	157,445	0.1
300,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	300,375	0.2
300,000		DISH DBS Corp., 5.125%, 05/01/2020	302,247	0.2
260,000		eBay, Inc., 2.150%, 06/05/2020	259,387	0.2
188,000	(1)	Fox Corp., 4.030%, 01/25/2024	200,009	0.1
40,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	40,511	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
98,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	$100,571	0.1
117,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	119,650	0.1
390,000		Orange SA, 1.625%, 11/03/2019	388,802	0.2
400,000	(1)	Sky Ltd., 2.625%, 09/16/2019	400,061	0.2
347,000	(1)	Sky Ltd., 3.125%, 11/26/2022	355,829	0.2
300,000		Sprint Communications, Inc., 6.000%, 11/15/2022	313,500	0.2
361,000		Verizon Communications, Inc., 3.125%, 03/16/2022	370,062	0.2
318,000		Viacom, Inc., 4.250%, 09/01/2023	336,497	0.2
234,000		TWDC Enterprises 18 Corp., 1.950%, 03/04/2020	233,426	0.1
466,000	(1)	Walt Disney Co/The, 3.000%, 09/15/2022	477,280	0.3
220,000	(1)	Walt Disney Co/The, 4.000%, 10/01/2023	234,821	0.1
			6,870,201	4.1

		Consumer, Cyclical: 3.9%
241,214		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	248,173	0.1
203,000		AutoZone, Inc., 4.000%, 11/15/2020	206,801	0.1
214,000	(1)	BMW US Capital LLC, 1.450%, 09/13/2019	213,626	0.1
313,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	319,040	0.2
58,012		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	59,566	0.0
200,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	199,736	0.1
514,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	524,434	0.3
160,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	166,090	0.1
250,000		Delta Air Lines, Inc., 2.875%, 03/13/2020	250,339	0.1
415,000		Delta Air Lines, Inc., 3.800%, 04/19/2023	426,240	0.3
300,000		Fiat Chrysler Automobiles NV, 4.500%, 04/15/2020	304,485	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
796,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	$799,021	0.5
200,000		M/I Homes, Inc., 6.750%, 01/15/2021	204,000	0.1
306,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	304,367	0.2
140,000		Nordstrom, Inc., 4.750%, 05/01/2020	142,411	0.1
235,000		Ralph Lauren Corp., 2.625%, 08/18/2020	235,809	0.1
200,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	203,559	0.1
354,000		Toyota Motor Credit Corp., 3.050%, 01/08/2021	358,907	0.2
110,000		Toyota Motor Credit Corp., 2.950%, 04/13/2021	111,480	0.1
42,849		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	44,490	0.0
253,546		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	261,229	0.2
277,942		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	295,217	0.2
32,056		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	33,426	0.0
223,000		Walmart, Inc., 2.350%, 12/15/2022	225,465	0.1
249,000		Walmart, Inc., 2.850%, 06/23/2020	250,707	0.2
252,000		Walmart, Inc., 3.125%, 06/23/2021	257,526	0.2
			6,646,144	3.9

		Consumer, Non-cyclical: 6.8%
160,000		Abbott Laboratories, 2.900%, 11/30/2021	162,663	0.1
220,000		AbbVie, Inc., 2.500%, 05/14/2020	219,993	0.1
85,000		AbbVie, Inc., 2.900%, 11/06/2022	85,593	0.1
198,000		AbbVie, Inc., 3.375%, 11/14/2021	201,375	0.1
117,000		Altria Group, Inc., 4.750%, 05/05/2021	121,876	0.1
275,000		Anthem, Inc., 2.500%, 11/21/2020	275,583	0.2
260,000		Archer-Daniels-Midland Co., 3.375%, 03/15/2022	268,966	0.2
220,000		AstraZeneca PLC, 1.950%, 09/18/2019	219,803	0.1
318,000		AstraZeneca PLC, 2.375%, 11/16/2020	318,140	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
380,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	$380,938	0.2
314,000		BAT Capital Corp., 2.297%, 08/14/2020	313,328	0.2
550,000		Becton Dickinson and Co., 2.404%, 06/05/2020	549,652	0.3
450,000	(1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	456,656	0.3
267,000		Cardinal Health, Inc., 2.616%, 06/15/2022	268,463	0.2
45,000		Cardinal Health, Inc., 4.625%, 12/15/2020	46,300	0.0
300,000		Centene Corp., 4.750%, 05/15/2022	307,500	0.2
413,000	(1)	Cigna Corp., 3.200%, 09/17/2020	416,802	0.3
246,000		Constellation Brands, Inc., 2.250%, 11/06/2020	245,635	0.1
839,000		CVS Health Corp., 3.350%, 03/09/2021	850,635	0.5
240,000	(1)	Danone SA, 1.691%, 10/30/2019	239,371	0.1
231,000		General Mills, Inc., 3.150%, 12/15/2021	234,895	0.1
373,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	370,727	0.2
127,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	127,960	0.1
146,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	148,688	0.1
250,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	262,500	0.2
210,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	210,599	0.1
246,000		Johnson & Johnson, 1.950%, 11/10/2020	246,172	0.2
290,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	290,424	0.2
231,000		McKesson Corp., 3.650%, 11/30/2020	234,711	0.1
220,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	219,916	0.1
101,000		Mylan, Inc., 4.200%, 11/29/2023	101,490	0.1
231,000	(2)	Pfizer, Inc., 2.800%, 03/11/2022	235,093	0.1
200,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	204,356	0.1
340,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/2019	339,492	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
330,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	$329,428	0.2
160,000		Stryker Corp., 2.625%, 03/15/2021	160,703	0.1
200,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	206,686	0.1
149,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/2019	148,590	0.1
217,000		Thermo Fisher Scientific, Inc., 4.500%, 03/01/2021	224,700	0.1
291,000		Unilever Capital Corp., 3.000%, 03/07/2022	297,532	0.2
492,000		UnitedHealth Group, Inc., 3.350%, 07/15/2022	508,660	0.3
297,000		Zoetis, Inc., 3.250%, 08/20/2021	301,611	0.2
			11,354,205	6.8

		Energy: 4.2%
300,000		Antero Resources Corp., 5.125%, 12/01/2022	289,125	0.2
54,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	55,715	0.0
448,000		BP Capital Markets America, Inc., 4.742%, 03/11/2021	467,176	0.3
180,000		BP Capital Markets PLC, 2.315%, 02/13/2020	179,967	0.1
349,000		BP Capital Markets PLC, 2.521%, 01/15/2020	349,512	0.2
318,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	321,251	0.2
489,000		Chevron Corp., 2.419%, 11/17/2020	491,302	0.3
217,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	218,487	0.1
290,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	292,575	0.2
361,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	387,246	0.2
254,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	255,788	0.1
80,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	80,616	0.0
130,000		Enterprise Products Operating LLC, 5.200%, 09/01/2020	134,507	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
434,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	$455,090	0.3
250,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	258,750	0.2
361,000		ONEOK Partners L.P., 3.375%, 10/01/2022	366,810	0.2
434,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	450,794	0.3
170,000	(1),(2)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	169,863	0.1
380,000	(1)	Schlumberger Holdings Corp., 3.000%, 12/21/2020	383,160	0.2
130,000	(1)	Schlumberger Norge AS, 4.200%, 01/15/2021	132,954	0.1
84,000		Shell International Finance BV, 1.375%, 09/12/2019	83,837	0.0
772,000		Shell International Finance BV, 1.750%, 09/12/2021	765,563	0.5
294,000		Shell International Finance BV, 2.125%, 05/11/2020	293,987	0.2
170,000		TransCanada PipeLines Ltd, 2.125%, 11/15/2019	169,676	0.1
			7,053,751	4.2

		Financial: 19.1%
210,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	210,180	0.1
200,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	204,280	0.1
283,000		American International Group, Inc., 3.300%, 03/01/2021	286,845	0.2
50,000		American International Group, Inc., 6.400%, 12/15/2020	52,793	0.0
209,000		American Express Co., 3.700%, 11/05/2021	215,347	0.1
145,000		American Express Co., 3.700%, 08/03/2023	152,249	0.1
200,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	199,805	0.1
377,000		Aon Corp., 5.000%, 09/30/2020	389,548	0.2
285,000	(1)	Athene Global Funding, 2.750%, 04/20/2020	285,636	0.2
200,000		Banco Santander SA, 3.500%, 04/11/2022	205,212	0.1
550,000		Bank of America Corp., 2.151%, 11/09/2020	548,326	0.3
340,000	(3)	Bank of America Corp., 2.369%, 07/21/2021	339,638	0.2
682,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	694,620	0.4
272,000		Bank of Montreal, 2.100%, 12/12/2019	271,711	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
239,000		Bank of Montreal, 2.900%, 03/26/2022	$242,857	0.1
110,000		Bank of Montreal, 3.100%, 04/13/2021	111,705	0.1
103,000		Bank of Montreal, 3.300%, 02/05/2024	106,859	0.1
75,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	76,580	0.0
395,000		Bank of New York Mellon Corp., 2.600%, 08/17/2020	397,064	0.2
406,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	407,627	0.2
140,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	142,182	0.1
200,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	199,784	0.1
400,000	(1)	BPCE SA, 2.750%, 01/11/2023	402,693	0.2
491,000		Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	494,854	0.3
255,000		Canadian Imperial Bank of Commerce, 3.500%, 09/13/2023	266,927	0.2
260,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	263,319	0.2
300,000		CIT Group, Inc., 5.000%, 08/15/2022	318,000	0.2
472,000		Citigroup, Inc., 2.900%, 12/08/2021	476,916	0.3
250,000		Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	260,878	0.2
207,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	206,960	0.1
250,000		Compass Bank, 3.500%, 06/11/2021	254,793	0.2
250,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	250,895	0.1
200,000		Credit Suisse AG, 5.300%, 08/13/2019	200,639	0.1
729,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	734,786	0.4
220,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	216,565	0.1
200,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	200,325	0.1
270,000		Enstar Group Ltd., 4.500%, 03/10/2022	276,581	0.2
510,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	510,124	0.3
220,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	219,593	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
223,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	$221,971	0.1
127,000		Goldman Sachs Group, Inc./The, 2.300%, 12/13/2019	127,005	0.1
247,000		Goldman Sachs Group, Inc./The, 2.350%, 11/15/2021	246,627	0.1
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	425,187	0.3
672,000		HSBC Holdings PLC, 3.400%, 03/08/2021	682,395	0.4
200,000		HSBC Holdings PLC, 5.100%, 04/05/2021	209,028	0.1
200,000		HSBC USA, Inc., 5.000%, 09/27/2020	205,931	0.1
250,000		Huntington National Bank/The, 3.250%, 05/14/2021	254,148	0.2
260,000	(1)	ING Bank NV, 1.650%, 08/15/2019	259,737	0.2
290,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	302,154	0.2
293,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	293,662	0.2
698,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	716,489	0.4
110,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	115,914	0.1
835,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	835,951	0.5
512,000		Kreditanstalt fuer Wiederaufbau, 4.000%, 01/27/2020	517,395	0.3
200,000		Lloyds Bank PLC, 2.700%, 08/17/2020	200,781	0.1
281,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	293,282	0.2
145,000		M&T Bank Corp., 3.550%, 07/26/2023	152,047	0.1
188,000		Marsh & McLennan Cos, Inc., 3.500%, 12/29/2020	191,158	0.1
290,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	306,068	0.2
408,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	419,419	0.3
577,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	574,039	0.3
641,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	643,059	0.4
370,000		Morgan Stanley, 2.750%, 05/19/2022	373,985	0.2
556,000		Morgan Stanley, 5.500%, 07/28/2021	590,578	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
270,000		Morgan Stanley, 5.625%, 09/23/2019	$271,888	0.2
300,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	301,800	0.2
200,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	199,791	0.1
217,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	225,964	0.1
250,000		Navient Corp., 5.000%, 10/26/2020	255,625	0.2
130,000	(1)	New York Life Global Funding, 2.950%, 01/28/2021	131,488	0.1
200,000	(1)	Nordea Bank Abp, 2.250%, 05/27/2021	199,663	0.1
280,000	(1)	Nordea Bank ABP, 4.875%, 01/27/2020	283,861	0.2
200,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	207,564	0.1
310,000		PNC Bank NA, 2.600%, 07/21/2020	311,005	0.2
250,000		PNC Bank NA, 2.700%, 11/01/2022	252,503	0.2
535,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	563,542	0.3
346,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	345,385	0.2
175,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	168,875	0.1
456,000		Royal Bank of Canada, 2.125%, 03/02/2020	455,632	0.3
210,000		Royal Bank of Canada, 3.258%, (US0003M + 0.660%), 10/05/2023	209,754	0.1
465,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	470,429	0.3
174,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	180,954	0.1
363,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/2019	362,744	0.2
250,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	249,867	0.1
265,000	(1)	Standard Chartered PLC, 2.100%, 08/19/2019	264,789	0.2
560,000	(1)	Standard Chartered PLC, 2.250%, 04/17/2020	558,943	0.3
270,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	270,214	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
269,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	$271,477	0.2
237,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	236,837	0.1
250,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	254,669	0.2
200,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	202,475	0.1
115,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	116,364	0.1
52,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	53,062	0.0
200,000	(1)	UBS AG/London, 2.200%, 06/08/2020	199,930	0.1
250,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	250,173	0.1
200,000	(1)	UBS Group Funding Switzerland AG, 2.650%, 02/01/2022	201,022	0.1
250,000		US Bank NA/Cincinnati OH, 2.350%, 01/23/2020	250,100	0.1
250,000		US Bank NA/Cincinnati OH, 3.400%, 07/24/2023	261,136	0.2
91,000		Wells Fargo & Co., 4.125%, 08/15/2023	96,131	0.1
460,000		Wells Fargo Bank NA, 2.150%, 12/06/2019	459,591	0.3
250,000	(3)	Wells Fargo Bank NA, 3.325%, 07/23/2021	252,396	0.2
897,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	922,350	0.5
252,000	(2)	Westpac Banking Corp., 1.600%, 08/19/2019	251,728	0.2
242,000		Westpac Banking Corp., 2.100%, 05/13/2021	241,483	0.1
290,000	(2)	Westpac Banking Corp., 2.300%, 05/26/2020	290,103	0.2
			32,007,013	19.1

		Industrial: 3.4%
324,000		Amphenol Corp., 2.200%, 04/01/2020	323,348	0.2
300,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	305,625	0.2
460,000	(2)	Caterpillar Financial Services Corp., 2.250%, 12/01/2019	459,750	0.3
265,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	270,828	0.2
608,000		Caterpillar Financial Services Corp., 2.950%, 02/26/2022	620,883	0.4
110,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	112,191	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
140,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	$147,775	0.1
203,000		FedEx Corp., 3.400%, 01/14/2022	208,137	0.1
96,000		General Electric Co., 2.200%, 01/09/2020	95,752	0.1
43,000		General Electric Co., 3.150%, 09/07/2022	43,566	0.0
200,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	204,948	0.1
231,000		John Deere Capital Corp., 2.950%, 04/01/2022	235,660	0.1
300,000	(1)	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/2022	308,625	0.2
203,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.650%, 07/29/2021	207,592	0.1
207,000		Rockwell Collins, Inc., 1.950%, 07/15/2019	206,954	0.1
93,000		Rockwell Collins, Inc., 2.800%, 03/15/2022	93,980	0.0
200,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	199,696	0.1
280,000		Roper Technologies, Inc., 3.000%, 12/15/2020	282,056	0.2
101,000		Ryder System, Inc., 3.500%, 06/01/2021	103,046	0.1
484,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	506,565	0.3
492,000		United Parcel Service, Inc., 2.050%, 04/01/2021	491,227	0.3
180,000		United Technologies Corp., 3.100%, 06/01/2022	184,194	0.1
80,000		United Technologies Corp., 3.350%, 08/16/2021	81,783	0.0
			5,694,181	3.4

		Technology: 4.7%
233,000		Activision Blizzard, Inc., 2.300%, 09/15/2021	232,569	0.1
379,000		Activision Blizzard, Inc., 2.600%, 06/15/2022	382,229	0.2
377,000		Analog Devices, Inc., 2.950%, 01/12/2021	380,471	0.2
320,000		Apple, Inc., 1.800%, 05/11/2020	319,261	0.2
300,000		Apple, Inc., 1.900%, 02/07/2020	299,387	0.2
725,000	(2)	Apple, Inc., 2.000%, 11/13/2020	724,627	0.4
133,000		Applied Materials, Inc., 2.625%, 10/01/2020	133,733	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
240,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	$239,609	0.1
478,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	492,424	0.3
203,000		Electronic Arts, Inc., 3.700%, 03/01/2021	206,658	0.1
300,000	(1)	First Data Corp., 5.375%, 08/15/2023	305,775	0.2
290,000		Fiserv, Inc., 2.750%, 07/01/2024	292,252	0.2
144,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	145,898	0.1
188,000		HP, Inc., 4.300%, 06/01/2021	194,518	0.1
286,000		IBM Credit LLC, 2.650%, 02/05/2021	287,612	0.2
170,000		Intel Corp., 1.850%, 05/11/2020	169,410	0.1
998,000		Intel Corp., 2.450%, 07/29/2020	1,000,089	0.6
205,000		International Business Machines Corp., 2.850%, 05/13/2022	208,395	0.1
300,000	(1)	IQVIA, Inc., 4.875%, 05/15/2023	308,250	0.2
300,000		NCR Corp., 5.000%, 07/15/2022	304,038	0.2
180,000		NetApp, Inc., 2.000%, 09/27/2019	179,739	0.1
668,000		NVIDIA Corp., 2.200%, 09/16/2021	665,587	0.4
180,000		Oracle Corp., 2.625%, 02/15/2023	182,765	0.1
144,000		salesforce.com, Inc., 3.250%, 04/11/2023	149,498	0.1
169,000		Texas Instruments, Inc., 2.750%, 03/12/2021	170,901	0.1
			7,975,695	4.7

		Utilities: 5.4%
116,000		Alabama Power Co., 3.375%, 10/01/2020	117,480	0.1
188,000		Ameren Illinois Co., 2.700%, 09/01/2022	190,750	0.1
152,000		Arizona Public Service Co., 3.350%, 06/15/2024	157,409	0.1
248,000		Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	248,814	0.2
330,000		Black Hills Corp., 5.875%, 07/15/2020	340,969	0.2
99,000		Dominion Energy, Inc., 1.600%, 08/15/2019	98,862	0.1
449,000		Dominion Energy, Inc., 2.579%, 07/01/2020	448,423	0.3
315,000		DTE Energy Co., 2.600%, 06/15/2022	316,540	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
525,000		Duke Energy Corp., 1.800%, 09/01/2021	$519,441	0.3
289,000		Duke Energy Corp., 2.400%, 08/15/2022	288,908	0.2
120,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	125,143	0.1
143,000		Edison International, 2.125%, 04/15/2020	142,385	0.1
230,000		Entergy Arkansas LLC, 3.050%, 06/01/2023	234,653	0.1
160,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	170,271	0.1
165,000		Evergy, Inc., 4.850%, 06/01/2021	170,944	0.1
245,000		Eversource Energy, 2.500%, 03/15/2021	245,637	0.1
305,000		Eversource Energy, 2.900%, 10/01/2024	310,082	0.2
293,000		Exelon Generation Co. LLC, 2.950%, 01/15/2020	293,440	0.2
245,000		FirstEnergy Corp., 4.250%, 03/15/2023	257,458	0.2
400,000		Fortis, Inc./Canada, 2.100%, 10/04/2021	396,586	0.2
220,000		Georgia Power Co., 2.000%, 03/30/2020	219,182	0.1
358,000		Georgia Power Co., 2.000%, 09/08/2020	355,997	0.2
312,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/2019	310,930	0.2
387,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	387,903	0.2
300,000		National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/2020	300,257	0.2
140,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	143,765	0.1
225,000	(1)	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	229,255	0.1
105,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	110,132	0.1
204,000		PNM Resources, Inc., 3.250%, 03/09/2021	205,987	0.1
324,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	322,819	0.2
235,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	238,034	0.1
296,000		Sempra Energy, 1.625%, 10/07/2019	295,198	0.2
170,000		Sempra Energy, 2.400%, 02/01/2020	169,972	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
199,000	Southern California Edison Co., 2.400%, 02/01/2022	$197,783	0.1
188,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	187,555	0.1
60,000	Wisconsin Power & Light Co., 2.250%, 11/15/2022	59,589	0.0
220,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	225,791	0.1
		9,034,344	5.4

	Total Corporate Bonds/Notes
	(Cost $88,525,958)	89,428,279	53.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.4%
226,822	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	225,565	0.1
36,326	Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/2024	36,454	0.0
126,845	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	135,536	0.1
36,732	Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/2039	36,675	0.0
193,464	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	198,067	0.1
2,164,900	Fannie Mae REMICS 2010-123 FL, 2.834%, (US0001M + 0.430%), 11/25/2040	2,166,496	1.3
1,031,088	Fannie Mae REMICS 2011-51 FM, 3.054%, (US0001M + 0.650%), 06/25/2041	1,041,158	0.6
2,191,461	Fannie Mae REMICS 2011-96 FN, 2.904%, (US0001M + 0.500%), 10/25/2041	2,198,631	1.3
1,272,057	Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	1,298,243	0.8
2,162,082	Freddie Mac 3049 XF, 2.744%, (US0001M + 0.350%), 05/15/2033	2,156,981	1.3
404,165	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	452,566	0.3
930,099	Freddie Mac REMICS 3255 FA, 2.674%, (US0001M + 0.280%), 12/15/2036	925,159	0.6
121,997	Freddie Mac REMICS 3747 FA, 2.894%, (US0001M + 0.500%), 10/15/2040	122,613	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
891,312	Freddie Mac REMICS 3878 FA, 2.744%, (US0001M + 0.350%), 04/15/2041	$892,038	0.5
205,198	Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/2039	205,844	0.1
966,603	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	975,407	0.6
552,162	(3) Ginnie Mae Series 2014-53 JM, 7.123%, 04/20/2039	627,451	0.4
250,000	OCP Clo 2019-17 Ltd, 4.070%, (US0003M + 1.750%), 07/20/2032	250,000	0.1
109,924	(3) Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 5.019%, 02/25/2034	113,947	0.1

	Total Collateralized Mortgage Obligations
	(Cost $14,028,783)	14,058,831	8.4

SUPRANATIONAL BONDS: 0.0%
58,000	European Investment Bank, 1.750%, 05/15/2020	57,850	0.0

	Total Supranational Bonds
	(Cost $57,830)	57,850	0.0

ASSET-BACKED SECURITIES: 15.7%
		Automobile Asset-Backed Securities: 7.3%
200,000	Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	204,931	0.1
150,000	Ally Auto Receivables Trust 2019-1 A2, 2.850%, 03/15/2022	150,538	0.1
100,000	Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	102,780	0.1
700,000	Ally Auto Receivables Trust 2019-2 A2, 2.340%, 06/15/2022	700,878	0.4
350,000	Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	356,682	0.2
500,000	Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	508,574	0.3
250,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	250,619	0.1
450,000	CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	451,084	0.3
250,000	Carmax Auto Owner Trust 2019-1 A2A, 3.020%, 07/15/2022	251,174	0.2

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
100,000	Carmax Auto Owner Trust 2019-2 A2A, 2.690%, 07/15/2022	$100,562	0.1
100,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	102,050	0.1
250,000	Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	254,530	0.2
400,000	Ford Credit Auto Owner Trust 2018-A A4, 3.160%, 10/15/2023	410,699	0.2
350,000	GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	351,517	0.2
500,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	502,082	0.3
150,000	GM Financial Automobile Leasing Trust 2018-3 A4, 3.300%, 07/20/2022	152,429	0.1
850,000	GM Financial Automobile Leasing Trust 2019-2 A4, 2.720%, 03/20/2023	860,105	0.5
300,000	GM Financial Consumer Automobile Receivables Trust 2019-2 D, 2.660%, 06/16/2022	301,515	0.2
200,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	206,134	0.1
100,000	Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	99,974	0.1
200,000	Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	199,328	0.1
350,000	Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	351,036	0.2
150,000	Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	152,944	0.1
200,000	Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	205,710	0.1
350,000	Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	363,512	0.2
200,000	Nissan Auto Receivables 2019-A A2A Owner Trust, 2.820%, 01/18/2022	200,940	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
500,000		Nissan Auto Receivables 2019-B A2 Owner Trust, 2.560%, 03/15/2022	$502,150	0.3
155,868	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	155,638	0.1
500,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	500,075	0.3
400,000		Santander Drive Auto Receivables Trust 2019-1 B, 3.210%, 09/15/2023	406,658	0.2
550,000		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	555,062	0.3
200,000	(1)	Santander Retail Auto Lease Trust 2017-A A3, 2.220%, 01/20/2021	199,877	0.1
150,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	150,015	0.1
100,000	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	100,629	0.1
214,591	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	217,846	0.1
450,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	449,589	0.3
250,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	249,645	0.1
800,000		Toyota Auto Receivables 2019-B A4 Owner Trust, 2.600%, 11/15/2024	812,909	0.5
100,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	99,952	0.1
			12,192,372	7.3

		Credit Card Asset-Backed Securities: 1.2%
450,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	449,174	0.3
300,000		BA Credit Card Trust 2017-A1 A1, 1.950%, 08/15/2022	299,420	0.2
250,000		Chase Issuance Trust 2016-A4 A4, 1.490%, 07/15/2022	248,469	0.1
450,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	454,408	0.3

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: (continued)
600,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	$609,054	0.3
			2,060,525	1.2

		Home Equity Asset-Backed Securities: 0.0%
4,781		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/2019	4,776	0.0

		Other Asset-Backed Securities: 6.6%
400,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.827%, (US0003M + 1.230%), 01/15/2030	390,176	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.951%, (US0003M + 1.350%), 07/18/2029	246,288	0.1
250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.792%, (US0003M + 1.200%), 01/20/2031	244,731	0.1
560,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 4.087%, (US0003M + 1.490%), 01/15/2029	560,015	0.3
410,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.892%, (US0003M + 1.300%), 04/20/2031	410,022	0.2
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.838%, (US0003M + 1.250%), 10/17/2030	249,996	0.2
250,000	(1)	CIFC Funding 2013-2A A1LR, 3.811%, (US0003M + 1.210%), 10/18/2030	249,429	0.2
250,000	(1)	CIFC Funding 2015-IA ARR Ltd., 3.702%, (US0003M + 1.110%), 01/22/2031	248,251	0.1
250,000	(1)	CIFC Funding 2016-1A A, 4.072%, (US0003M + 1.480%), 10/21/2028	250,122	0.2
150,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	150,346	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.772%, (US0003M + 1.180%), 10/20/2030	249,883	0.2
300,000	(1)	Dryden 68 CLO Ltd. 2019-68A A, 3.630%, (US0003M + 1.310%), 07/15/2032	300,000	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.947%, (US0003M + 1.350%), 04/15/2028	$248,669	0.1
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.718%, (US0003M + 1.200%), 08/15/2030	360,063	0.2
250,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.842%, (US0003M + 1.250%), 01/20/2030	244,091	0.1
250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.801%, (US0003M + 1.220%), 07/24/2030	249,953	0.2
330,000	(1)	LCM XXIII Ltd. 23A A1, 3.992%, (US0003M + 1.400%), 10/20/2029	331,179	0.2
310,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 3.524%, (US0001M + 1.130%), 05/09/2036	310,776	0.2
600,000	(1)	Madison Park Funding XXXVII Ltd. 2019-37A A1, 3.620%, (US0003M + 1.300%), 07/15/2032	599,999	0.4
250,000	(1)	Magnetite XII Ltd. 2015-12A ARR, 3.697%, (US0003M + 1.100%), 10/15/2031	248,679	0.1
700,000	(1)	Niagara Park Clo Ltd. 2019-B A4, 3.694%, (US0003M + 1.300%), 07/17/2032	699,999	0.4
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.912%, (US0003M + 1.320%), 03/17/2030	250,648	0.2
250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.972%, (US0003M + 1.375%), 07/15/2029	245,431	0.1
250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.942%, (US0003M + 1.350%), 07/19/2030	245,089	0.1
500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A A1, 3.640%, (US0003M + 1.320%), 07/20/2032	500,000	0.3
260,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.928%, (US0003M + 1.410%), 08/15/2029	260,748	0.2
250,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 3.788%, (US0003M + 1.200%), 10/17/2031	249,078	0.2

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.862%, (US0003M + 1.270%), 07/20/2030	$249,999	0.2
250,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.942%, (US0003M + 1.350%), 07/20/2030	248,618	0.1
327,372	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	329,865	0.2
350,000	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	351,902	0.2
400,000	(1)	Symphony CLO XXI Ltd. 2019-21A A, 3.742%, (US0003M + 1.380%), 07/15/2032	400,610	0.2
250,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.822%, (US0003M + 1.230%), 07/20/2030	249,108	0.2
300,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	306,347	0.2
200,000		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	203,906	0.1
100,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	99,953	0.1
			11,033,969	6.6

		Student Loan Asset-Backed Securities: 0.6%
227,613	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	230,586	0.1
450,000	(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	461,309	0.3
300,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 3.994%, (US0001M + 1.600%), 10/15/2031	306,442	0.2
			998,337	0.6

	Total Asset-Backed Securities
	(Cost $26,160,178)		26,289,979	15.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.5%
		Federal Home Loan Mortgage Corporation: 0.3%(4)
46,818		5.500%, 01/01/2037	50,370	0.0
40,763		5.500%, 08/01/2038	43,525	0.0
9,984		5.500%, 10/01/2038	10,654	0.0
10,347		5.500%, 10/01/2038	11,046	0.0
254,916		5.500%, 11/01/2038	281,018	0.2
185,497		5.500%, 02/01/2039	198,019	0.1
			594,632	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: 0.2%
152,172		5.000%, 03/01/2027	$156,491	0.1
151,575		5.000%, 07/01/2034	164,627	0.1
			321,118	0.2

	Total U.S. Government Agency Obligations
	(Cost $912,220)		915,750	0.5

U.S. TREASURY OBLIGATIONS: 7.5%
		U.S. Treasury Notes: 7.5%
2,701,000		1.500%, 07/15/2020	2,688,814	1.6
378,000		1.625%, 06/30/2021	377,048	0.2
8,168,000		1.750%, 06/15/2022	8,177,412	4.9
1,395,000		2.125%, 05/31/2021	1,404,236	0.8
20,000		2.125%, 05/31/2026	20,323	0.0
3,000		2.250%, 04/30/2021	3,025	0.0

	Total U.S. Treasury Obligations
	(Cost $12,628,567)		12,670,858	7.5

SOVEREIGN BONDS: 1.5%
2,165,000		FMS Wertmanagement, 1.750%, 01/24/2020	2,158,960	1.3
275,000	(1)	Kommunalbanken AS, 3.125%, 10/18/2021	282,639	0.2

	Total Sovereign Bonds
	(Cost $2,428,391)		2,441,599	1.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.9%
92,637	(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	92,817	0.1
362,608	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.919%, 04/12/2038	372,134	0.2
450,000	(1)	CHC Commercial Mortgage Trust 2019 - CHC A, 3.520%, (US0001M + 1.120%), 06/15/2034	450,000	0.3
90,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.262%, 11/10/2046	96,778	0.1
330,136		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	343,061	0.2
178,111		COMM 2012-CCRE1 A3 Mortgage Trust, 3.391%, 05/15/2045	182,583	0.1
430,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	444,290	0.3
680,000	(1),(3)	COMM 2013-SFS A2 Mortgage Trust, 3.086%, 04/12/2035	696,987	0.4

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,100,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 3.624%, (US0001M + 1.230%), 05/15/2036	$1,103,453	0.7
793,000	(1),(3)	DBUBS 2011-LC1A E, 5.885%, 11/10/2046	823,870	0.5
109,796	(1),(3)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.608%, 06/10/2036	109,686	0.1
123,325	(3)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	127,850	0.1
261,111		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	259,823	0.2
261,225		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	258,328	0.2
62,578	(3)	Ginnie Mae 2015-21 AF, 2.077%, 07/16/2048	61,507	0.0
131,295		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	129,882	0.1
197,208		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	191,377	0.1
86,182		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	86,444	0.0
394,884		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	390,016	0.2
201,673		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	199,518	0.1
85,777		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	85,517	0.0
144,553		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	143,951	0.1
538,989		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	533,426	0.3
337,848		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	337,379	0.2
148,199		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	146,217	0.1
250,000	(1),(3)	Grace 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	250,327	0.1
330,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	329,609	0.2
440,000	(1),(3)	GS Mortgage Securities Trust 2011-GC3 D, 5.825%, 03/10/2044	459,505	0.3
290,000	(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.840%, 01/10/2045	306,925	0.2
1,030,000	(1)	Hawaii Hotel Trust 2019-MAUI E, 4.744%, (US0001M + 2.350%), 05/15/2038	1,027,691	0.6
330,000	(1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	339,220	0.2
700,000	(1),(3)	Irvine Core Office Trust 2013-IRV A2, 3.279%, 05/15/2048	726,279	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
286,512	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	$293,319	0.2
1,040,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.554%, 08/15/2046	1,093,897	0.6
340,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	349,510	0.2
210,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.255%, 12/15/2047	218,996	0.1
300,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES D, 3.742%, 09/05/2032	301,631	0.2
7,340		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	7,332	0.0
820,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.854%, 04/15/2047	868,295	0.5
288,629		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 ASB, 2.699%, 12/15/2048	290,200	0.2
195,162		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	198,588	0.1
330,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 C, 5.075%, 04/15/2047	352,859	0.2
240,000		Morgan Stanley Capital I 2011-C3 A4, 4.118%, 07/15/2049	244,890	0.1
600,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	624,468	0.4
290,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	292,832	0.2
630,000	(1),(3)	Morgan Stanley Capital I Trust 2014-CPT E, 3.560%, 07/13/2029	635,197	0.4
280,000	(1)	Morgan Stanley Capital I, Inc. 2019-BPR A, 3.794%, (US0001M + 1.400%), 05/15/2036	280,440	0.2
284,161	(1)	SLIDE 2018-FUN A, 3.294%, (US0001M + 0.900%), 06/15/2031	284,679	0.2

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
390,000	(3)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.483%, 08/15/2039	$391,085	0.2
230,000	(1)	TPG Real Estate Finance 2018-FL-1 D Issuer LTD., 5.094%, (US0001M + 2.700%), 02/15/2035	230,577	0.1
224,000		Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	228,475	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $18,220,831)		18,293,720	10.9

	Value	Percentage of Net Assets
PURCHASED OPTIONS (5): 0.0%
Total Purchased Options
(Cost $8,233)	2,768	0.0

Total Long-Term Investments
(Cost $162,970,991)	164,159,634	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Repurchase Agreements(6): 0.8%
1,000,000	(6)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,020,000, due 06/01/46-07/01/49)	1,000,000	0.6
242,964	(6)	TD Securities (USA) LLC, Repurchase Agreement dated 06/28/19, 2.49%, due 07/01/19 (Repurchase Amount $243,014, collateralized by various U.S. Government Securities, 2.000%-2.125%, Market Value plus accrued interest $247,823, due 10/31/22-05/31/26)	242,964	0.2
			1,242,964	0.8

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,028,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $1,028,000)	$1,028,000	0.6

	Total Short-Term Investments
	(Cost $2,270,964)	2,270,964	1.4

	Total Investments in Securities (Cost $165,241,955)	$166,430,598	99.2
	Assets in Excess of Other Liabilities	1,364,863	0.8
	Net Assets	$167,795,461	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Purchased Options	$–	$2,768	$–	$2,768
Corporate Bonds/Notes	–	89,428,279	–	89,428,279
Collateralized Mortgage Obligations	–	14,058,831	–	14,058,831
Sovereign Bonds	–	2,441,599	–	2,441,599
U.S. Treasury Obligations	–	12,670,858	–	12,670,858
Supranational Bonds	–	57,850	–	57,850
Commercial Mortgage-Backed Securities	–	18,293,720	–	18,293,720
U.S. Government Agency Obligations	–	915,750	–	915,750
Asset-Backed Securities	–	26,289,979	–	26,289,979

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Short-Term Investments	$1,028,000	$1,242,964	$–	$2,270,964
Total Investments, at fair value	$1,028,000	$165,402,598	$–	$166,430,598
Other Financial Instruments+
Forward Premium Swaptions	–	25,303	–	25,303
Futures	314,133	–	–	314,133
Total Assets	$1,342,133	$165,427,901	$–	$166,770,034
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(13,462)	$–	$(13,462)
Forward Premium Swaptions	–	(363)	–	(363)
Futures	(182,790)	–	–	(182,790)
Total Liabilities	$(182,790)	$(13,825)	$–	$(196,615)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	259	09/30/19	$55,731,539	$314,133
			$55,731,539	$314,133
Short Contracts:
U.S. Treasury 10-Year Note	(9)	09/19/19	(1,151,719)	(20,885)
U.S. Treasury 5-Year Note	(105)	09/30/19	(12,406,406)	(161,905)
			$(13,558,125)	$(182,790)

At June 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Short Term Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade, Series 32, Version 1	Buy	(1.000)	06/20/24	USD	5,095,000	$(110,037)	$(13,462)
						$(110,037)	$(13,462)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Short Term Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	36,592,000	$8,233	$2,768
								$8,233	$2,768

At June 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Short Term Bond Fund:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD	605,000	$(317,625)	$130
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	809,000	(41,502)	1,114
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	4,760,000	(235,858)	15,068
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD	3,305,000	–	8,991
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD	508,000	(26,810)	(23)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	1,441,000	(76,301)	(340)
								$(698,096)	$24,940

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
USD	-	United States Dollar

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $165,147,494.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,729,466
Gross Unrealized Depreciation	(400,115)

Net Unrealized Appreciation	$1,329,351

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.1%
		Basic Materials: 1.1%
1,925,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$1,966,722	0.1
485,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	487,425	0.0
600,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	605,250	0.0
1,500,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,581,750	0.1
300,000		Chemours Co/The, 5.375%, 05/15/2027	287,250	0.0
635,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	633,412	0.1
1,500,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	1,655,244	0.1
550,000	(1),(2)	Constellium NV, 6.625%, 03/01/2025	572,000	0.0
380,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/2024	358,150	0.0
1,250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,303,044	0.1
400,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	375,500	0.0
430,000	(2)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	440,642	0.0
750,000	(1)	Gold Fields Orogen Holdings BVI Ltd, 5.125%, 05/15/2024	784,219	0.1
2,220,000		International Paper Co., 4.350%, 08/15/2048	2,179,441	0.1
1,800,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	1,827,223	0.1
590,000	(1)	Novelis Corp., 5.875%, 09/30/2026	598,850	0.0
100,000	(1)	Novelis Corp., 6.250%, 08/15/2024	105,096	0.0
600,000	(1)	OCI NV, 6.625%, 04/15/2023	627,000	0.1
450,000		Olin Corp., 5.125%, 09/15/2027	464,063	0.0
425,000	(1),(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	365,500	0.0
600,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	615,000	0.1
350,000		Southern Copper Corp., 5.875%, 04/23/2045	413,280	0.0
220,000	(1)	SPCM SA, 4.875%, 09/15/2025	221,650	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials: (continued)
1,350,000	(1)	Suzano Austria GmbH, 5.000%, 01/15/2030	$1,371,330	0.1
500,000		Teck Resources Ltd., 5.200%, 03/01/2042	506,780	0.0
345,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	342,744	0.0
			20,688,565	1.1

		Communications: 2.0%
574,000	(1)	Altice France SA/France, 6.250%, 05/15/2024	593,372	0.1
400,000	(1)	Altice Luxembourg SA, 7.625%, 02/15/2025	377,750	0.0
200,000	(1)	Altice Luxembourg SA, 7.750%, 05/15/2022	203,750	0.0
400,000	(1)	Altice Luxembourg SA, 10.500%, 05/15/2027	412,000	0.0
555,000		AMC Networks, Inc., 4.750%, 08/01/2025	565,406	0.0
290,000		AT&T, Inc., 3.400%, 05/15/2025	298,203	0.0
2,090,000		AT&T, Inc., 5.150%, 02/15/2050	2,303,657	0.1
450,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	471,375	0.0
400,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	418,000	0.0
265,000		Cablevision Systems Corp., 5.875%, 09/15/2022	281,231	0.0
278,000		CBS Corp., 4.000%, 01/15/2026	291,630	0.0
500,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	518,930	0.0
155,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	158,673	0.0
1,455,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	1,529,569	0.1
545,000	(2)	CenturyLink, Inc., 5.625%, 04/01/2025	557,262	0.0
410,000		CenturyLink, Inc., 5.800%, 03/15/2022	429,475	0.0
273,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	286,877	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
475,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	$516,562	0.0
80,000		Comcast Corp., 4.250%, 01/15/2033	89,651	0.0
1,940,000		Comcast Corp., 4.700%, 10/15/2048	2,276,661	0.1
60,000		Comcast Corp., 5.650%, 06/15/2035	74,897	0.0
550,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	518,215	0.0
400,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	350,000	0.0
195,000	(1)	CommScope, Inc., 8.250%, 03/01/2027	199,602	0.0
675,000		CSC Holdings LLC, 5.250%, 06/01/2024	702,844	0.1
700,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	735,840	0.1
200,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	220,560	0.0
250,000	(1),(2)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	250,000	0.0
1,282,000		Discovery Communications LLC, 2.950%, 03/20/2023	1,294,248	0.1
625,000		DISH DBS Corp., 5.000%, 03/15/2023	606,250	0.1
600,000		DISH DBS Corp., 5.875%, 11/15/2024	570,000	0.0
335,000		Embarq Corp., 7.995%, 06/01/2036	325,895	0.0
50,000	(1)	Entercom Media Corp., 6.500%, 05/01/2027	52,125	0.0
400,000	(1)	Entercom Media Corp., 7.250%, 11/01/2024	423,500	0.0
230,000	(2)	Frontier Communications Corp., 6.875%, 01/15/2025	129,950	0.0
300,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	312,750	0.0
230,000		Frontier Communications Corp., 11.000%, 09/15/2025	143,750	0.0
200,000	(1)	GCI LLC, 6.625%, 06/15/2024	210,060	0.0
520,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	531,050	0.0
275,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	299,062	0.0
450,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	474,187	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
300,000	(1)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	$267,000	0.0
365,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	363,175	0.0
365,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	283,787	0.0
650,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	674,375	0.1
350,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	323,386	0.0
225,000	(1)	Netflix, Inc., 5.375%, 11/15/2029	239,555	0.0
700,000		Netflix, Inc., 5.875%, 11/15/2028	776,734	0.1
730,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	758,076	0.1
100,000	(1)	Nexstar Escrow, Inc., 5.625%, 07/15/2027	102,750	0.0
1,966,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.650%, 11/01/2024	2,057,246	0.1
525,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	523,688	0.0
455,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	448,175	0.0
90,000	(1)	Sinclair Television Group, Inc., 5.625%, 08/01/2024	92,250	0.0
235,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	241,058	0.0
600,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	612,690	0.1
375,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	386,813	0.0
675,000		Sprint Communications, Inc., 6.000%, 11/15/2022	705,375	0.1
1,350,000		Sprint Corp., 7.125%, 06/15/2024	1,434,780	0.1
675,000		Sprint Corp., 7.625%, 03/01/2026	721,238	0.1
585,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	609,863	0.1
430,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	466,550	0.0
259,000		Time Warner Cable LLC, 5.000%, 02/01/2020	262,437	0.0
300,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	308,250	0.0
575,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	617,406	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
110,000		Verizon Communications, Inc., 3.850%, 11/01/2042	$112,502	0.0
2,070,000		Verizon Communications, Inc., 4.522%, 09/15/2048	2,315,484	0.1
158,000		Verizon Communications, Inc., 4.812%, 03/15/2039	182,113	0.0
375,000	(3)	Viacom, Inc., 6.250%, 02/28/2057	388,695	0.0
400,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	395,000	0.0
100,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	104,250	0.0
600,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	609,750	0.1
310,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	318,525	0.0
			38,707,795	2.0

		Consumer, Cyclical: 1.2%
875,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	884,013	0.1
375,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	395,625	0.0
575,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	517,500	0.0
575,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	598,000	0.1
255,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	247,350	0.0
200,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 9.875%, 04/01/2027	211,750	0.0
600,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	601,500	0.1
385,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	395,587	0.0
400,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	413,000	0.0
100,000	(1)	Cedar Fair L.P., 5.250%, 07/15/2029	102,250	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
495,000		Century Communities, Inc., 5.875%, 07/15/2025	$499,950	0.0
650,000		Dana, Inc., 5.500%, 12/15/2024	669,500	0.1
350,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	358,750	0.0
625,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	645,312	0.1
575,000	(2)	H&E Equipment Services, Inc., 5.625%, 09/01/2025	593,544	0.1
325,000	(1)	IAA, Inc., 5.500%, 06/15/2027	338,812	0.0
200,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	212,250	0.0
400,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	439,280	0.0
650,000		L Brands, Inc., 6.750%, 07/01/2036	562,250	0.0
375,000		Lennar Corp., 5.250%, 06/01/2026	400,781	0.0
350,000		Lennar Corp., 5.375%, 10/01/2022	372,312	0.0
575,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	592,250	0.1
540,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	548,100	0.0
425,000		M/I Homes, Inc., 5.625%, 08/01/2025	433,500	0.0
160,000		M/I Homes, Inc., 6.750%, 01/15/2021	163,200	0.0
450,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	435,375	0.0
275,000		Meritage Homes Corp., 5.125%, 06/06/2027	279,812	0.0
320,000		Meritage Homes Corp., 6.000%, 06/01/2025	345,600	0.0
575,000		MGM Resorts International, 5.750%, 06/15/2025	628,176	0.1
650,000		MGM Resorts International, 6.000%, 03/15/2023	706,062	0.1
250,000	(1)	Michaels Stores, Inc., 8.000%, 07/15/2027	249,785	0.0
535,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	559,075	0.0
90,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	92,813	0.0
625,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	657,813	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
125,000	(1)	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc., 6.250%, 05/15/2026	$130,156	0.0
380,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	376,200	0.0
400,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	390,000	0.0
450,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	424,125	0.0
300,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	303,750	0.0
85,000		Scientific Games International, Inc., 6.625%, 05/15/2021	86,594	0.0
635,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	668,331	0.1
48,000		Scientific Games International, Inc., 10.000%, 12/01/2022	50,520	0.0
375,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	404,888	0.0
100,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	101,750	0.0
450,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	469,125	0.0
325,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	320,938	0.0
325,000	(1)	Staples, Inc., 7.500%, 04/15/2026	323,898	0.0
475,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	477,375	0.0
550,000		Taylor Morrison Communities, Inc., 6.625%, 05/15/2022	569,250	0.1
450,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	468,563	0.0
325,000		United Continental Holdings, Inc., 4.875%, 01/15/2025	333,938	0.0
545,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	553,175	0.0
325,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	341,656	0.0
250,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	255,938	0.0
500,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	495,000	0.0
			22,696,047	1.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 2.3%
1,092,000		AbbVie, Inc., 3.750%, 11/14/2023	$1,139,294	0.1
2,060,000		AbbVie, Inc., 4.875%, 11/14/2048	2,170,579	0.1
500,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	523,750	0.0
277,000		Allergan Funding SCS, 3.000%, 03/12/2020	277,858	0.0
875,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	888,562	0.1
625,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 6.625%, 06/15/2024	650,781	0.1
200,000	(1)	Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 7.500%, 03/15/2026	214,500	0.0
125,000	(1)	Allied Universal Holdco LLC, 6.625%, 07/15/2026	127,344	0.0
240,000	(1)	Allied Universal Holdco LLC, 9.750%, 07/15/2027	240,600	0.0
140,000		Amgen, Inc., 3.200%, 11/02/2027	143,086	0.0
2,135,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	2,296,407	0.1
400,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	308,000	0.0
2,180,000		BAT Capital Corp., 4.540%, 08/15/2047	2,023,293	0.1
900,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	991,818	0.1
255,000	(1)	Bausch Health Cos, Inc., 5.500%, 03/01/2023	257,996	0.0
750,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	784,688	0.1
350,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	363,562	0.0
2,030,000		Becton Dickinson and Co., 4.669%, 06/06/2047	2,275,386	0.1
375,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	375,000	0.0
175,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	178,500	0.0
280,000		Celgene Corp., 3.250%, 08/15/2022	287,861	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,190,000		Celgene Corp., 4.550%, 02/20/2048	$2,510,439	0.2
1,000,000		Centene Corp., 4.750%, 01/15/2025	1,034,710	0.1
375,000		Central Garden & Pet Co., 5.125%, 02/01/2028	369,375	0.0
475,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	458,969	0.0
1,220,000	(1)	Cigna Corp., 3.750%, 07/15/2023	1,270,364	0.1
1,990,000	(1)	Cigna Corp., 4.900%, 12/15/2048	2,167,327	0.1
450,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	460,125	0.0
239,000		CVS Health Corp., 3.875%, 07/20/2025	249,773	0.0
1,940,000		CVS Health Corp., 5.050%, 03/25/2048	2,066,491	0.1
500,000		DaVita, Inc., 5.125%, 07/15/2024	501,400	0.0
350,000	(1),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	352,625	0.0
375,000	(1),(4)	Eagle Holding Co. II LLC, 7.750% (PIK Rate 7.750%, Cash Rate 0.000%), 05/15/2022	378,750	0.0
250,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	238,750	0.0
475,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	471,437	0.0
500,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	530,000	0.0
1,885,000		HCA, Inc., 5.375%, 02/01/2025	2,039,334	0.1
125,000	(1)	Hertz Corp., 5.500%, 10/15/2024	120,037	0.0
615,000		Hertz Corp., 7.375%, 01/15/2021	616,076	0.1
590,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	611,269	0.1
425,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	438,281	0.0
325,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	354,250	0.0
275,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	275,402	0.0
278,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	278,205	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
430,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	$448,813	0.0
575,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	542,052	0.1
160,000		New Albertsons L.P., 7.450%, 08/01/2029	155,200	0.0
525,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	517,125	0.0
250,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	254,375	0.0
250,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	260,000	0.0
320,000	(1),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	284,000	0.0
775,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	788,563	0.1
140,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	150,500	0.0
263,000		Reynolds American, Inc., 4.450%, 06/12/2025	278,952	0.0
375,000	(1),(2)	Simmons Foods, Inc., 5.750%, 11/01/2024	343,125	0.0
500,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	521,875	0.0
275,000		Teleflex, Inc., 4.625%, 11/15/2027	283,938	0.0
185,000		Teleflex, Inc., 5.250%, 06/15/2024	190,261	0.0
230,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	231,725	0.0
1,095,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	1,103,213	0.1
400,000		Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	378,750	0.0
1,174,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	1,204,233	0.1
660,000		United Rentals North America, Inc., 4.625%, 10/15/2025	672,375	0.1
250,000		United Rentals North America, Inc., 5.250%, 01/15/2030	257,500	0.0
465,000		United Rentals North America, Inc., 6.500%, 12/15/2026	504,525	0.0
180,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	190,584	0.0
350,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	325,500	0.0
			44,199,438	2.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 2.1%
225,000		Antero Resources Corp., 5.125%, 12/01/2022	$216,844	0.0
500,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	463,750	0.0
400,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	420,040	0.0
425,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	299,625	0.0
875,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	663,906	0.1
2,000,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	2,095,341	0.1
630,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	685,912	0.1
150,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	167,437	0.0
375,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	347,812	0.0
250,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	262,793	0.0
425,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	432,437	0.0
300,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	307,500	0.0
485,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	482,575	0.0
230,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	143,750	0.0
550,000		Diamondback Energy, Inc., 5.375%, 05/31/2025	578,875	0.1
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	513,113	0.0
1,200,000		Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,361,875	0.1
340,000	(1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	385,864	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
175,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	$182,219	0.0
150,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	158,625	0.0
1,075,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,154,563	0.1
1,920,000		Energy Transfer Operating L.P., 6.000%, 06/15/2048	2,192,458	0.1
125,000		EnLink Midstream LLC, 5.375%, 06/01/2029	128,437	0.0
320,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	314,800	0.0
320,000		EnLink Midstream Partners L.P., 4.850%, 07/15/2026	323,600	0.0
320,000		Ensco Rowan plc, 7.750%, 02/01/2026	240,000	0.0
385,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	401,844	0.0
2,200,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	2,327,893	0.1
450,000		Gulfport Energy Corp., 6.000%, 10/15/2024	349,875	0.0
765,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	790,819	0.1
450,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	406,125	0.0
2,625,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	2,819,129	0.2
1,575,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,748,765	0.1
1,960,000		Kinder Morgan, Inc./DE, 5.200%, 03/01/2048	2,215,641	0.1
520,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	496,600	0.0
500,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	512,500	0.0
430,000		Montage Resources Corp., 8.875%, 07/15/2023	364,425	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
400,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	$343,000	0.0
1,047,000		MPLX L.P., 3.375%, 03/15/2023	1,071,405	0.1
325,000		Murphy Oil Corp., 4.200%, 12/01/2022	329,469	0.0
365,000		Murphy Oil Corp., 5.750%, 08/15/2025	380,111	0.0
185,000		Murphy Oil Corp., 6.875%, 08/15/2024	195,175	0.0
500,000	(1)	Murray Energy Corp., 11.250%, 04/15/2021	160,000	0.0
385,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	409,062	0.0
320,000	(1)	Noble Holding International Ltd., 7.875%, 02/01/2026	276,502	0.0
600,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	621,750	0.1
2,350,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	2,455,515	0.2
775,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	891,637	0.1
1,400,000		Petroleos del Peru SA, 4.750%, 06/19/2032	1,534,820	0.1
575,000		Petroleos Mexicanos, 6.500%, 01/23/2029	557,750	0.1
230,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	235,462	0.0
10,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	10,437	0.0
10,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	10,388	0.0
550,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	558,938	0.1
175,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	191,188	0.0
350,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	388,500	0.0
230,000		Transocean, Inc., 6.800%, 03/15/2038	173,650	0.0
125,000		Unit Corp., 6.625%, 05/15/2021	113,438	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
525,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	$517,125	0.0
250,000		WPX Energy, Inc., 5.750%, 06/01/2026	259,688	0.0
451,000		WPX Energy, Inc., 6.000%, 01/15/2022	469,604	0.0
			39,112,381	2.1

		Financial: 1.3%
150,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/2020	153,814	0.0
1,255,000		Ally Financial, Inc., 5.750%, 11/20/2025	1,392,924	0.1
1,730,000		American International Group, Inc., 3.900%, 04/01/2026	1,811,306	0.1
2,070,000		American International Group, Inc., 4.750%, 04/01/2048	2,284,727	0.1
327,000		Bank of America Corp., 2.625%, 10/19/2020	328,295	0.0
425,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	463,590	0.0
409,000	(1)	BPCE SA, 4.500%, 03/15/2025	431,143	0.0
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/2026	294,699	0.0
325,000		CIT Group, Inc., 5.000%, 08/15/2022	344,500	0.0
75,000	(2)	CIT Group, Inc., 5.250%, 03/07/2025	82,406	0.0
150,000		CIT Group, Inc., 6.125%, 03/09/2028	171,000	0.0
200,000		Citigroup, Inc., 2.900%, 12/08/2021	202,083	0.0
1,780,000		Citigroup, Inc., 4.750%, 05/18/2046	2,019,890	0.1
1,000,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	1,076,750	0.1
600,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	616,500	0.1
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	408,057	0.0
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	296,102	0.0
281,000		HCP, Inc., 4.000%, 06/01/2025	297,205	0.0
335,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	340,444	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
525,000	(1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	$532,219	0.0
277,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	299,931	0.0
184,000	(3)	JPMorgan Chase & Co., 6.125%, 12/31/2199	196,570	0.0
1,050,000	(1),(3)	Kookmin Bank, 4.350%, 12/31/2199	1,059,455	0.1
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/2025	417,486	0.0
86,000	(3)	M&T Bank Corp., 6.450%, 12/31/2199	92,941	0.0
500,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	540,625	0.1
268,000		Morgan Stanley, 4.000%, 07/23/2025	287,122	0.0
425,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	438,812	0.0
350,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	359,187	0.0
550,000		Navient Corp., 7.250%, 09/25/2023	589,188	0.1
950,000	(1)	QNB Finansbank AS, 6.875%, 09/07/2024	974,082	0.1
450,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	449,438	0.0
300,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	289,500	0.0
970,000		Simon Property Group L.P., 3.375%, 12/01/2027	1,009,208	0.1
185,000		Springleaf Finance Corp., 6.125%, 05/15/2022	199,338	0.0
320,000		Springleaf Finance Corp., 6.125%, 03/15/2024	344,800	0.0
500,000		Springleaf Finance Corp., 7.125%, 03/15/2026	547,350	0.1
550,000	(1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	537,735	0.0
200,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	201,337	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	$527,026	0.0
269,000		Wells Fargo & Co., 4.300%, 07/22/2027	290,707	0.0
1,990,000		Wells Fargo & Co., 4.750%, 12/07/2046	2,267,801	0.1
89,000	(3)	Wells Fargo & Co., 5.900%, 12/31/2199	93,180	0.0
			25,560,473	1.3

		Industrial: 1.0%
520,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	546,650	0.0
550,000		AECOM, 5.875%, 10/15/2024	597,712	0.1
165,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	172,425	0.0
750,000	(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	770,625	0.1
410,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	424,350	0.0
325,000	(1)	Berry Global Escrow Corp., 5.625%, 07/15/2027	338,812	0.0
550,000	(1)	BMC East LLC, 5.500%, 10/01/2024	559,625	0.0
250,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	252,322	0.0
525,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	574,219	0.1
325,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	344,500	0.0
5,000,000	(5)	Carillion PLC, 0.000%, 01/06/2020	–	–
500,000	(2)	Cemex SAB de CV, 6.125%, 05/05/2025	524,375	0.0
225,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	229,241	0.0
100,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	102,250	0.0
603,000		FedEx Corp., 4.000%, 01/15/2024	645,155	0.1
1,965,000		FedEx Corp., 4.950%, 10/17/2048	2,146,681	0.1
500,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	467,500	0.0
400,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	431,500	0.0
500,000	(1)	Itron, Inc., 5.000%, 01/15/2026	512,500	0.0
600,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	615,000	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
425,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	$400,562	0.0
200,000		Lockheed Martin Corp., 3.550%, 01/15/2026	212,700	0.0
140,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	144,725	0.0
450,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	464,625	0.0
685,000	(1)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	662,737	0.1
275,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	284,281	0.0
475,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	480,938	0.0
520,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	562,796	0.1
410,000	(1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	435,113	0.0
500,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	521,250	0.0
600,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	612,750	0.1
100,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	103,590	0.0
325,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	346,938	0.0
225,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	228,375	0.0
525,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	559,781	0.0
425,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	449,438	0.0
350,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	351,750	0.0
375,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	390,938	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
400,000		TransDigm, Inc., 6.375%, 06/15/2026	$406,500	0.0
465,000		TransDigm, Inc., 6.500%, 05/15/2025	471,975	0.0
976,000		United Technologies Corp., 3.650%, 08/16/2023	1,022,434	0.1
455,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	480,594	0.0
			19,850,232	1.0

		Technology: 0.5%
1,269,000		Analog Devices, Inc., 3.125%, 12/05/2023	1,299,164	0.1
485,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	495,912	0.0
650,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	678,844	0.1
575,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	585,781	0.1
345,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	364,227	0.0
1,620,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	2,049,819	0.1
425,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	440,938	0.0
530,000	(1)	First Data Corp., 5.750%, 01/15/2024	545,900	0.0
450,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	474,750	0.0
500,000	(1)	Open Text Corp., 5.875%, 06/01/2026	530,150	0.0
350,000		Oracle Corp., 3.250%, 11/15/2027	366,642	0.0
365,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	381,425	0.0
450,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	467,719	0.0
575,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	595,125	0.1
450,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	388,125	0.0
			9,664,521	0.5

		Utilities: 0.6%
500,000		Calpine Corp., 5.750%, 01/15/2025	498,125	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,260,000		Dominion Energy, Inc., 2.750%, 01/15/2022	$2,276,969	0.1
600,000		Dominion Energy, Inc., 2.750%, 09/15/2022	605,011	0.0
600,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	616,242	0.1
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	522,120	0.0
450,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	446,625	0.0
800,000		NRG Energy, Inc., 5.750%, 01/15/2028	861,000	0.1
1,000,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,022,498	0.1
2,950,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,273,073	0.2
250,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	264,687	0.0
450,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	478,125	0.0
			10,864,475	0.6

	Total Corporate Bonds/Notes
	(Cost $218,243,908)		231,343,927	12.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 22.9%
287,891		Adjustable Rate Mortgage Trust 2005-7 7A21, 2.904%, (US0001M + 0.500%), 10/25/2035	287,787	0.0
435,276	(3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.641%, 05/25/2036	430,692	0.0
1,302,830	(1),(3)	Agate Bay Mortgage Trust 2014-1 B4, 3.876%, 07/25/2044	1,314,911	0.1
1,998,535	(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.883%, 09/25/2044	2,058,716	0.1
2,770,362	(1),(3)	Agate Bay Mortgage Trust 2015-2 B3, 3.726%, 03/25/2045	2,730,983	0.1
2,655,436	(1),(3)	Agate Bay Mortgage Trust 2016-1 B3, 3.777%, 12/25/2045	2,677,639	0.1
1,000,000	(1),(3)	Agate Bay Mortgage Trust 2016-1 B4, 3.777%, 12/25/2045	858,339	0.1
1,137,085	(1),(3)	Agate Bay Mortgage Trust 2016-2 B4, 3.807%, 03/25/2046	1,024,312	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
724,807	Alternative Loan Trust 2004-J7 MI, 3.424%, (US0001M + 1.020%), 10/25/2034	$709,925	0.0
151,875	Alternative Loan Trust 2005-10CB 1A1, 2.904%, (US0001M + 0.500%), 05/25/2035	131,220	0.0
605,883	Alternative Loan Trust 2005-10CB 1A2, 2.854%, (US0001M + 0.450%), 05/25/2035	522,336	0.0
634,223	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	637,199	0.0
216,357	Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	210,140	0.0
69,621	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	68,924	0.0
315,833	Alternative Loan Trust 2005-J2 1A12, 2.804%, (US0001M + 0.400%), 04/25/2035	270,101	0.0
43,043	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	32,926	0.0
776,371	Alternative Loan Trust 2006-18CB A10, 2.804%, (US0001M + 0.400%), 07/25/2036	502,508	0.0
185,441	Alternative Loan Trust 2006-19CB A12, 2.804%, (US0001M + 0.400%), 08/25/2036	124,384	0.0
785,300	Alternative Loan Trust 2006-19CB A28, 3.004%, (US0001M + 0.600%), 08/25/2036	537,710	0.0
1,289,857	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	1,111,508	0.1
528,443	Alternative Loan Trust 2006-HY11 A1, 2.524%, (US0001M + 0.120%), 06/25/2036	502,495	0.0
1,353,607	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	1,161,724	0.1
200,520	Alternative Loan Trust 2007-2CB 2A1, 3.004%, (US0001M + 0.600%), 03/25/2037	129,231	0.0
370,755	Alternative Loan Trust 2007-HY8C A1, 2.564%, (US0001M + 0.160%), 09/25/2047	365,416	0.0
1,032,511	Alternative Loan Trust 2007-OA4 A1, 2.574%, (US0001M + 0.170%), 05/25/2047	989,282	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
611,896		Banc of America Funding 2007-2 1A16 Trust, 3.004%, (US0001M + 0.600%), 03/25/2037	$482,465	0.0
3,054,289		Banc of America Funding 2007-C 7A1 Trust, 2.593%, (US0001M + 0.210%), 05/20/2047	2,918,366	0.2
520,691	(3)	Bear Stearns ALT-A Trust 2005-3 4A3, 4.309%, 04/25/2035	531,892	0.0
737,894	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.110%, 11/25/2036	686,514	0.0
801,083	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.987%, 11/25/2036	672,406	0.0
207,149	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.284%, 01/26/2036	183,022	0.0
2,268	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.704%, (US0001M + 4.300%), 07/25/2025	2,272	0.0
2,342,350	(1),(3)	Chase Home Lending Mortgage Trust 2019-ATR1 A3, 4.000%, 04/25/2049	2,404,532	0.1
2,500,000	(1),(3)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	2,522,987	0.1
658,343	(3)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.355%, 09/25/2036	632,729	0.0
97,112	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.280%, 11/25/2034	98,095	0.0
697,040		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 4.571%, (US0012M + 1.750%), 02/20/2036	664,225	0.0
2,730,955	(1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	2,806,653	0.2
1,956,513	(1),(3)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	2,021,813	0.1
826,698		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	858,614	0.1
142,430	(3)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.782%, 03/25/2036	135,493	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
89,140	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.652%, 11/25/2036	$79,439	0.0
359,553	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	386,047	0.0
328,517	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 4.481%, 08/25/2035	339,371	0.0
771,897		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	802,664	0.0
1,000,000	(1),(3)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,048,169	0.1
28,797		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.904%, (US0001M + 0.500%), 11/25/2035	18,626	0.0
1,065,780		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.124%, (US0001M + 0.720%), 11/25/2035	1,069,457	0.1
800,000	(1),(3)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	798,910	0.0
531,738		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	446,560	0.0
1,500,000	(1),(3)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,535,082	0.1
1,400,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,445,235	0.1
2,126,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	2,236,673	0.1
2,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,044,910	0.1
726,084		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 2.704%, (US0001M + 0.300%), 04/25/2037	465,067	0.0
169,093	(1),(3)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.821%, 06/27/2037	173,761	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
870,239	(6)	Fannie Mae 2007-18 BS, 4.196%, (-1.000*US0001M + 6.600%), 06/25/2035	$155,400	0.0
2,311,787	(6)	Fannie Mae 2008-94 SI, 3.096%, (-1.000*US0001M + 5.500%), 04/25/2036	490,388	0.0
1,101,250	(6)	Fannie Mae 2009-95 HI, 6.000%, 12/25/2038	47,242	0.0
346,343		Fannie Mae 2010-15 FD, 3.144%, (US0001M + 0.740%), 03/25/2040	352,064	0.0
928,189		Fannie Mae 2011-47 GF, 2.974%, (US0001M + 0.570%), 06/25/2041	935,426	0.1
321,563		Fannie Mae 2012-10 UF, 2.954%, (US0001M + 0.550%), 02/25/2042	323,779	0.0
346,312	(6)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	75,741	0.0
1,357,018	(6)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	104,729	0.0
8,064,525	(6)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	626,126	0.0
2,080,043	(6)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	134,212	0.0
42,468,379	(6)	Fannie Mae 2018-86 US, 3.796%, (-1.000*US0001M + 6.200%), 12/25/2048	6,830,546	0.4
1,050,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.654%, (US0001M + 4.250%), 04/25/2029	1,129,774	0.1
139,972		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 7.304%, (US0001M + 4.900%), 11/25/2024	154,488	0.0
2,461,991		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.404%, (US0001M + 4.000%), 05/25/2025	2,625,530	0.1
2,094,434		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 7.404%, (US0001M + 5.000%), 07/25/2025	2,241,570	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,755,370	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.954%, (US0001M + 5.550%), 04/25/2028	$2,994,085	0.2
2,911,490	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 6.704%, (US0001M + 4.300%), 02/25/2025	3,116,704	0.2
3,200,000	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.654%, (US0001M + 4.250%), 01/25/2029	3,439,345	0.2
49,711	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.854%, (US0001M + 4.450%), 01/25/2029	52,989	0.0
500,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.954%, (US0001M + 3.550%), 07/25/2029	529,730	0.0
2,500,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.054%, (US0001M + 3.650%), 09/25/2029	2,662,708	0.1
1,400,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.254%, (US0001M + 2.850%), 11/25/2029	1,444,096	0.1
1,460,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.604%, (US0001M + 2.200%), 01/25/2030	1,475,211	0.1
150,000	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 5.054%, (US0001M + 2.650%), 02/25/2030	154,318	0.0
450,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	457,846	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,000,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.904%, (US0001M + 2.500%), 05/25/2030	$4,072,475	0.2
2,550,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.604%, (US0001M + 2.200%), 08/25/2030	2,563,072	0.1
3,200,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.554%, (US0001M + 2.150%), 10/25/2030	3,224,964	0.2
1,000,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.954%, (US0001M + 2.550%), 12/25/2030	1,016,771	0.1
4,000,000	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.754%, (US0001M + 2.350%), 01/25/2031	4,040,588	0.2
1,000,000	Fannie Mae Connecticut Avenue Securities 2018-C06 1B1, 6.154%, (US0001M + 3.750%), 03/25/2031	1,021,537	0.1
5,000,000	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.404%, (US0001M + 2.000%), 03/25/2031	5,011,238	0.3
1,100,000	Fannie Mae Connecticut Avenue Securities 2018-C06 2B1, 6.504%, (US0001M + 4.100%), 03/25/2031	1,143,320	0.1
1,500,000	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 4.504%, (US0001M + 2.100%), 03/25/2031	1,501,633	0.1
7,340,000	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.654%, (US0001M + 2.250%), 07/25/2030	7,426,188	0.4

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,300,000	(1)	Fannie Mae Connecticut Avenue Securities 2018-R07 1M2, 4.504%, (US0001M + 2.100%), 06/25/2039	$6,316,544	0.3
3,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.804%, (US0001M + 2.400%), 04/25/2031	3,038,356	0.2
6,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 4.854%, (US0001M + 2.450%), 07/25/2031	6,080,365	0.3
6,421,171		Fannie Mae Connecticut Avenue Securities, 8.104%, (US0001M + 5.700%), 04/25/2028	7,139,321	0.4
5,632,574		Fannie Mae Connecticut Avenue Securities, 8.304%, (US0001M + 5.900%), 10/25/2028	6,203,564	0.3
204,276	(6)	Fannie Mae REMIC Trust 2000-26 SP, 6.096%, (-1.000*US0001M + 8.500%), 08/25/2030	43,709	0.0
259,255	(6)	Fannie Mae REMIC Trust 2002-13 SR, 4.196%, (-1.000*US0001M + 6.600%), 03/25/2032	39,598	0.0
141,310	(6)	Fannie Mae REMIC Trust 2004-64 SW, 4.646%, (-1.000*US0001M + 7.050%), 08/25/2034	25,963	0.0
97,612	(6)	Fannie Mae REMIC Trust 2004-66 SE, 4.096%, (-1.000*US0001M + 6.500%), 09/25/2034	15,951	0.0
498,621	(6)	Fannie Mae REMIC Trust 2009-25 SN, 4.146%, (-1.000*US0001M + 6.550%), 04/25/2039	100,949	0.0
255,612	(6)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	19,643	0.0
23,224,982	(6)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	47,045	0.0
1,079,438	(6)	Fannie Mae REMIC Trust 2013-116 SC, 3.796%, (-1.000*US0001M + 6.200%), 04/25/2033	132,443	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,157,951	(6)	Fannie Mae REMICS 2004-53 UC, 5.146%, (-1.000*US0001M + 7.550%), 07/25/2034	$455,199	0.0
2,628,733	(6)	Fannie Mae REMICS 2005-59 NS, 4.346%, (-1.000*US0001M + 6.750%), 05/25/2035	331,867	0.0
7,907,186	(6)	Fannie Mae REMICS 2007-22 SD, 3.996%, (-1.000*US0001M + 6.400%), 03/25/2037	1,480,266	0.1
5,604,976	(6)	Fannie Mae REMICS 2007-30 IE, 4.336%, (-1.000*US0001M + 6.740%), 04/25/2037	1,291,696	0.1
4,151,018	(6)	Fannie Mae REMICS 2007-55 S, 4.356%, (-1.000*US0001M + 6.760%), 06/25/2037	772,716	0.0
9,624,874	(6)	Fannie Mae REMICS 2011-123 SD, 4.196%, (-1.000*US0001M + 6.600%), 08/25/2039	959,210	0.1
30,840,535	(6)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	2,387,998	0.1
24,873,098	(6)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	1,906,948	0.1
8,730,058	(6)	Fannie Mae REMICS 2012-150 PS, 3.746%, (-1.000*US0001M + 6.150%), 01/25/2043	1,265,725	0.1
25,049,666	(6)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	1,674,292	0.1
9,685,339	(6)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	699,424	0.0
9,935,624	(6)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	921,802	0.1
7,072,697	(6)	Fannie Mae REMICS 2013-97 JS, 3.746%, (-1.000*US0001M + 6.150%), 04/25/2038	1,039,184	0.1
15,292,386	(6)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	3,205,224	0.2
34,161,531	(6)	Fannie Mae REMICS 2019-17 SA, 3.696%, (-1.000*US0001M + 6.100%), 04/25/2049	5,495,910	0.3
33,706,811	(6)	Fannie Mae REMICS 2019-8 SB, 3.696%, (-1.000*US0001M + 6.100%), 03/25/2049	5,671,147	0.3
726,191		Fannie Mae Series 2006-11 FA, 2.704%, (US0001M + 0.300%), 03/25/2036	725,351	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
94,969		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	$70,720	0.0
800,000	(1),(3)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	814,383	0.0
680,183	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.051%, 03/25/2048	693,848	0.0
4,885,541	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.066%, 04/25/2048	5,101,522	0.3
4,467,971	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	4,601,055	0.2
675,000	(1),(3)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	718,760	0.0
3,728,909	(1),(3)	Flagstar Mortgage Trust 2018-6RR B1, 5.047%, 10/25/2048	4,062,100	0.2
1,916,608	(6)	Freddie Mac 2009-70 PS, 4.346%, (-1.000*US0001M + 6.750%), 01/25/2037	406,522	0.0
294,623	(6)	Freddie Mac 2524 SH, 5.106%, (-1.000*US0001M + 7.500%), 11/15/2032	30,430	0.0
509,524	(6)	Freddie Mac 2525 SM, 5.606%, (-1.000*US0001M + 8.000%), 02/15/2032	109,448	0.0
489,451	(6)	Freddie Mac 2981 CS, 4.326%, (-1.000*US0001M + 6.720%), 05/15/2035	79,530	0.0
236,955	(6)	Freddie Mac 2989 HS, 4.756%, (-1.000*US0001M + 7.150%), 08/15/2034	100,343	0.0
265,079	(6)	Freddie Mac 3018 SM, 4.806%, (-1.000*US0001M + 7.200%), 08/15/2035	55,625	0.0
2,517,479	(6)	Freddie Mac 3222 SN, 4.206%, (-1.000*US0001M + 6.600%), 09/15/2036	435,061	0.0
465,550	(3),(6)	Freddie Mac 324 144, 6.000%, 06/15/2039	101,575	0.0
934,304	(6)	Freddie Mac 3523 SA, 3.606%, (-1.000*US0001M + 6.000%), 09/15/2036	156,393	0.0
801,459	(6)	Freddie Mac 3582 MS, 3.756%, (-1.000*US0001M + 6.150%), 10/15/2039	142,022	0.0
1,277,868	(6)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	246,780	0.0
5,299,803	(6)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	608,057	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
200,722	(6)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	$37,822	0.0
9,459,660	(6)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	2,006,564	0.1
152,556	(6)	Freddie Mac REMIC Trust 2266 S, 6.156%, (-1.000*US0001M + 8.550%), 11/15/2030	26,632	0.0
237,027	(6)	Freddie Mac REMIC Trust 2374 S, 5.706%, (-1.000*US0001M + 8.100%), 06/15/2031	51,090	0.0
128,509	(6)	Freddie Mac REMIC Trust 2417 SY, 6.006%, (-1.000*US0001M + 8.400%), 12/15/2031	30,050	0.0
269,264	(6)	Freddie Mac REMIC Trust 2577 SA, 5.056%, (-1.000*US0001M + 7.450%), 02/15/2033	57,223	0.0
8,367		Freddie Mac REMIC Trust 2973 SB, 9.554%, (-3.667*US0001M + 18.333%), 05/15/2035	8,599	0.0
123,362	(6)	Freddie Mac REMIC Trust 2981 SU, 5.406%, (-1.000*US0001M + 7.800%), 05/15/2030	20,820	0.0
43,372		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	54,259	0.0
798,799	(6)	Freddie Mac REMIC Trust 3049 PI, 4.256%, (-1.000*US0001M + 6.650%), 10/15/2035	151,686	0.0
62,177		Freddie Mac REMIC Trust 3085 SK, 37.269%, (-12.000*US0001M + 66.000%), 12/15/2035	184,495	0.0
93,247	(7),(8)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	83,467	0.0
177,014	(6)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	8,719	0.0
236,544	(6)	Freddie Mac REMIC Trust 3624 TS, 2.406%, (-1.000*US0001M + 4.800%), 01/15/2040	31,391	0.0
402,268	(6)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	64,852	0.0
1,365,029	(6)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	210,962	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,228,312	(6)	Freddie Mac REMICS 2781 SB, 4.756%, (-1.000*US0001M + 7.150%), 04/15/2034	$429,578	0.0
827,830		Freddie Mac REMICS 2921 PF, 2.744%, (US0001M + 0.350%), 01/15/2035	828,232	0.1
5,518,447	(6)	Freddie Mac REMICS 3128 JI, 4.236%, (-1.000*US0001M + 6.630%), 03/15/2036	1,053,915	0.1
24,642,265	(6)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	1,605,680	0.1
12,165,906	(6)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	966,193	0.1
55,703,315	(6)	Freddie Mac REMICS 4273 PS, 3.706%, (-1.000*US0001M + 6.100%), 11/15/2043	9,251,775	0.5
4,778,403	(6)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	903,630	0.1
1,543,271		Freddie Mac REMICS Trust 3740 FB, 2.894%, (US0001M + 0.500%), 10/15/2040	1,548,351	0.1
1,726,010	(6)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	397,040	0.0
898,484	(6)	Freddie Mac Strips Series 237 S23, 4.706%, (-1.000*US0001M + 7.100%), 05/15/2036	190,309	0.0
1,290,625	(6)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	187,141	0.0
1,350,602		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 6.404%, (US0001M + 4.000%), 08/25/2024	1,442,263	0.1
1,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	1,335,325	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 7.104%, (US0001M + 4.700%), 03/25/2028	542,162	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.954%, (US0001M + 5.550%), 07/25/2028	$5,896,771	0.3
4,665,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 7.554%, (US0001M + 5.150%), 11/25/2028	5,166,945	0.3
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.254%, (US0001M + 3.850%), 03/25/2029	535,245	0.0
910,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.854%, (US0001M + 3.450%), 10/25/2029	974,119	0.1
2,750,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.904%, (US0001M + 2.500%), 03/25/2030	2,814,929	0.2
1,750,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.054%, (US0001M + 2.650%), 12/25/2029	1,793,439	0.1
4,100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.754%, (US0001M + 2.350%), 04/25/2030	4,168,585	0.2
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.204%, (US0001M + 1.800%), 07/25/2030	995,923	0.1
3,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.704%, (US0001M + 2.300%), 09/25/2030	3,316,365	0.2

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,600,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 4.454%, (US0001M + 2.050%), 04/25/2049	$1,609,294	0.1
2,489,247	(1),(3)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,631,012	0.1
1,991,398	(1),(3)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	2,091,140	0.1
6,897,365	(6)	Ginnie Mae 2007-59 SC, 4.117%, (-1.000*US0001M + 6.500%), 07/20/2037	1,255,818	0.1
267,359	(6)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	65,874	0.0
42,844,140	(6)	Ginnie Mae 2013-130 SB, 2.610%, (-1.000*US0001M + 5.050%), 09/16/2043	5,585,522	0.3
618,796	(6)	Ginnie Mae Series 2008-40 SA, 4.006%, (-1.000*US0001M + 6.400%), 05/16/2038	116,861	0.0
1,083,360	(6)	Ginnie Mae Series 2009-116 SJ, 4.086%, (-1.000*US0001M + 6.480%), 12/16/2039	212,167	0.0
1,045,906	(6)	Ginnie Mae Series 2010-4 SL, 4.006%, (-1.000*US0001M + 6.400%), 01/16/2040	187,344	0.0
313,215	(6)	Ginnie Mae Series 2010-98 QS, 4.217%, (-1.000*US0001M + 6.600%), 01/20/2040	33,017	0.0
2,828,183	(6)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	66,616	0.0
8,940,753	(6)	Ginnie Mae Series 2011-25 AS, 3.677%, (-1.000*US0001M + 6.060%), 02/20/2041	1,507,769	0.1
56,825	(6)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	6,892	0.0
483,774	(6)	Ginnie Mae Series 2013-103 DS, 3.767%, (-1.000*US0001M + 6.150%), 07/20/2043	85,602	0.0
179,584	(6)	Ginnie Mae Series 2013-134 DS, 3.717%, (-1.000*US0001M + 6.100%), 09/20/2043	31,566	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
401,724	(6)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	$64,188	0.0
35,476,222	(6)	Ginnie Mae Series 2015-144 SA, 3.817%, (-1.000*US0001M + 6.200%), 10/20/2045	7,525,869	0.4
6,456,274	(6)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	50,675	0.0
351,924	(6)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	55,342	0.0
1,085,228	(6)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	159,433	0.0
13,538,506	(6)	Ginnie Mae Series 2018-153 SQ, 3.817%, (-1.000*US0001M + 6.200%), 11/20/2048	2,280,005	0.1
1,520,767	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	1,557,887	0.1
1,833,534	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.329%, 08/25/2049	1,847,840	0.1
564,454		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.540%, (US0001M + 0.150%), 01/25/2047	555,847	0.0
643,240		HarborView Mortgage Loan Trust 2007-5 A1A, 2.580%, (US0001M + 0.190%), 09/19/2037	625,622	0.0
3,324		HomeBanc Mortgage Trust 2004-1 2A, 3.264%, (US0001M + 0.860%), 08/25/2029	3,219	0.0
32,693		HomeBanc Mortgage Trust 2005-3 A2, 2.714%, (US0001M + 0.310%), 07/25/2035	32,742	0.0
94,608		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	89,255	0.0
2,620,598	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	2,688,103	0.1
1,129,953	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.687%, 08/25/2049	1,239,169	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,737,771	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.687%, 08/25/2049	$2,959,836	0.2
4,770,467	(1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	4,879,934	0.3
2,386,890	(1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 B1, 4.913%, 06/25/2049	2,657,530	0.1
1,889,621	(1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.913%, 06/25/2049	2,057,339	0.1
2,245,747	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 4.542%, 07/25/2035	2,280,110	0.1
103,126		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	82,697	0.0
265,507		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	231,537	0.0
568,004		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	414,182	0.0
646,423	(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.875%, 05/25/2046	662,971	0.0
2,095,000	(1),(3)	JP Morgan Mortgage Trust 2016-1 B4, 3.875%, 05/25/2046	1,929,091	0.1
1,548,256	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.859%, 08/25/2047	1,615,530	0.1
1,146,857	(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.859%, 08/25/2047	1,164,453	0.1
500,000	(1),(3)	JP Morgan Mortgage Trust 2017-4 A7, 3.500%, 11/25/2048	510,936	0.0
582,275	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.840%, 12/25/2048	577,794	0.0
2,395,004	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.765%, 06/25/2048	2,458,588	0.1
3,898,182	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.778%, 09/25/2048	4,011,344	0.2
2,436,364	(1),(3)	JP Morgan Mortgage Trust 2018-3 B3, 3.778%, 09/25/2048	2,429,548	0.1
488,378	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.791%, 10/25/2048	503,187	0.0
488,378	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.791%, 10/25/2048	491,800	0.0
1,956,002	(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 3.999%, 12/25/2048	1,995,971	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,750,888	(1),(3)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	$3,852,994	0.2
3,742,512	(1),(3)	JP Morgan Mortgage Trust 2018-8 B1, 4.226%, 01/25/2049	4,036,642	0.2
999,730	(1),(3)	JP Morgan Mortgage Trust 2018-9 B2, 4.490%, 02/25/2049	1,076,251	0.1
1,971,854	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.490%, 02/25/2049	2,047,941	0.1
4,269,096	(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	4,379,065	0.2
3,728,326	(1),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	3,814,212	0.2
10,300,000	(1),(3)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	10,538,491	0.6
6,191,293,825	(1),(6)	L Street Securities 2017-PM1 XIO, 4.277%, 10/25/2048	8,823,832	0.5
74,310		Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	71,590	0.0
1,401,877	(1),(3)	Mello Mortgage Capital Acceptance 2018-MTG2 A1, 4.489%, 10/25/2048	1,496,558	0.1
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 4.204%, (US0001M + 1.800%), 09/25/2035	645,953	0.0
1,327,471		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 2.554%, (US0001M + 0.150%), 08/25/2036	614,264	0.0
442,809	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	475,097	0.0
1,400,000	(1),(3)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	1,439,057	0.1
1,107,000	(1),(3)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,110,153	0.1
2,621,207	(1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	2,667,173	0.1
4,000,000	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	4,096,286	0.2
44,096		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	40,819	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,723,211	(3)	Sequoia Mortgage Trust 2013-3 B3, 3.518%, 03/25/2043	$2,786,209	0.2
512,740	(1)	Sequoia Mortgage Trust 2013-9 B1, 3.500%, 07/25/2043	526,852	0.0
1,605,699	(1),(3)	Sequoia Mortgage Trust 2015-1 B1, 3.876%, 01/25/2045	1,665,258	0.1
1,223,508	(1),(3)	Sequoia Mortgage Trust 2018-6 B1, 4.210%, 07/25/2048	1,309,900	0.1
779,824	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.499%, 02/25/2048	832,525	0.1
584,868	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.499%, 02/25/2048	623,236	0.0
3,400,000	(1),(3)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	3,634,746	0.2
2,536,926	(1),(3)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	2,598,850	0.1
4,807,727	(1),(3)	Sequoia Mortgage Trust 2019-2 A1, 4.000%, 05/25/2049	4,924,728	0.3
1,806,318	(1),(3)	Sequoia Mortgage Trust 2019-2 B2, 4.273%, 05/25/2049	1,939,596	0.1
1,705,523	(1),(3)	Sequoia Mortgage Trust 2019-2 B3, 4.273%, 05/25/2049	1,732,170	0.1
2,670,566	(1),(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	2,759,134	0.2
2,688,624	(1),(3)	Sequoia Mortgage Trust 2019-CH1 B1B, 5.080%, 03/25/2049	3,029,726	0.2
994,682	(1),(3)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.080%, 03/25/2049	1,089,642	0.1
2,434,148	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.728%, 10/25/2047	2,352,962	0.1
3,226,908	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B3, 3.728%, 10/25/2047	3,016,721	0.2
90,302	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 4.692%, 03/25/2035	92,131	0.0
600,000	(1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	602,444	0.0
4,000,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	4,049,806	0.2
2,100,000	(1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,171,632	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000	(1),(3)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	$3,137,220	0.2
3,690,663	(1),(3)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	3,752,160	0.2
145,423	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.334%, 10/25/2036	136,131	0.0
358,579	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.516%, 06/25/2034	364,765	0.0
2,177,793	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 4.538%, 07/25/2034	2,249,095	0.1
158,322,543	(3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 0.742%, 01/25/2045	4,257,974	0.2
346,376	(3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.100%, 09/25/2035	351,803	0.0
50,710,546	(3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 0.732%, 01/25/2045	1,850,281	0.1
23,275	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.915%, 10/25/2036	22,850	0.0
150,780	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.612%, 11/25/2036	145,062	0.0
579,461	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.612%, 11/25/2036	557,489	0.0
80,356	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.701%, 12/25/2036	77,400	0.0
79,748	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.910%, 08/25/2046	77,142	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
141,033	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.824%, 12/25/2036	$141,023	0.0
637,952	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.561%, 03/25/2037	603,311	0.0
14,385	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.566%, 04/25/2037	13,232	0.0
79,516	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.597%, 07/25/2037	72,616	0.0
863,139		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 3.304%, (US0001M + 0.900%), 11/25/2035	714,325	0.0
915,370		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	905,402	0.1
856,642		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	800,994	0.0
1,088,984		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	1,065,581	0.1
206,630		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	202,902	0.0
955,105		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 3.004%, (US0001M + 0.600%), 07/25/2036	538,541	0.0
2,376,839		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 3.444%, (12MTA + 0.940%), 07/25/2046	1,763,395	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,061,973		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.464%, (12MTA + 0.960%), 08/25/2046	$797,116	0.0
58,172		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	47,942	0.0
807,496		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	820,565	0.1
1,341,079		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/2036	1,362,783	0.1
1,511,106	(3)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 4.763%, 09/25/2036	1,542,900	0.1
382,355	(3)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.760%, 10/25/2036	385,565	0.0
27,465	(3)	Wells Fargo Mortgage Backed Securities 2006-AR6 3A1, 4.966%, 03/25/2036	27,728	0.0
73,319	(3)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 5.088%, 05/25/2036	76,422	0.0
77,922	(3)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 5.088%, 05/25/2036	81,220	0.0
472,997	(3)	Wells Fargo Mortgage Backed Securities 2007-3 AE, 2.685%, 04/25/2037	432,067	0.0
243,402	(3)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.785%, 12/28/2037	241,980	0.0
3,323,916	(1),(3)	Wells Fargo Mortgage Backed Securities 2018-1 B1, 3.700%, 07/25/2047	3,406,385	0.2
4,740,121	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	4,849,551	0.3

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
736,133	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.788%, 08/20/2045	$745,745	0.0

	Total Collateralized Mortgage Obligations
	(Cost $419,298,209)		440,631,797	22.9

SOVEREIGN BONDS: 1.9%
1,075,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	865,509	0.1
CLP 2,500,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	4,053,994	0.2
CLP 1,490,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	2,629,755	0.1
1,500,000		Brazilian Government International Bond, 6.000%, 04/07/2026	1,728,990	0.1
2,700,000		Colombia Government International Bond, 3.875%, 04/25/2027	2,819,475	0.2
EUR 1,875,000		Croatia Government International Bond, 1.125%, 06/19/2029	2,136,704	0.1
800,000		Croatia Government International Bond, 5.500%, 04/04/2023	886,607	0.1
500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	541,255	0.0
1,725,000		Dominican Republic International Bond, 6.875%, 01/29/2026	1,953,580	0.1
300,000		Ecuador Government International Bond, 7.875%, 01/23/2028	297,753	0.0
1,700,000	(2)	Egypt Government International Bond, 5.875%, 06/11/2025	1,738,038	0.1
250,000		Egypt Government International Bond, 7.500%, 01/31/2027	267,289	0.0
1,380,125	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,344,642	0.1
650,000		Jordan Government International Bond, 6.125%, 01/29/2026	675,595	0.0
1,350,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,412,437	0.1
500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	516,006	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	$1,073,000	0.1
500,000		Panama Government International Bond, 9.375%, 04/01/2029	751,880	0.0
750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	786,727	0.0
1,800,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	1,930,500	0.1
800,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	830,558	0.0
500,000		Saudi Government International Bond, 3.625%, 03/04/2028	514,486	0.0
2,000,000		Saudi Government International Bond, 4.500%, 04/17/2030	2,182,000	0.1
1,300,000		South Africa Government International Bond, 5.875%, 09/16/2025	1,426,909	0.1
950,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	949,297	0.1
325,000		Turkey Government International Bond, 7.250%, 12/23/2023	336,477	0.0
550,000		Turkey Government International Bond, 7.375%, 02/05/2025	569,250	0.0
450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	442,688	0.0
975,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,034,134	0.1

	Total Sovereign Bonds
	(Cost $35,408,398)		36,695,535	1.9

BANK LOANS: 13.7%
		Aerospace & Defense: 0.2%
227,273		1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 6.330%, (US0003M + 4.000%), 04/06/2026	228,516	0.0
422,727		Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 6.330%, (US0003M + 4.000%), 04/06/2026	425,039	0.0
398,247		KBR, Inc. Term Loan B, 6.152%, (US0001M + 3.750%), 04/25/2025	399,242	0.0
942,613		Maxar Technologies Ltd. Term Loan B, 5.160%, (US0001M + 2.750%), 10/04/2024	853,301	0.1

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Aerospace & Defense: (continued)
796,256	TransDigm, Inc. 2018 Term Loan F, 4.830%, (US0003M + 2.500%), 06/09/2023	$783,005	0.0
1,741,619	TransDigm, Inc. 2018 Term Loan G, 4.830%, (US0003M + 2.500%), 08/22/2024	1,707,468	0.1
		4,396,571	0.2

	Auto Components: 0.0%
919,588	Broadstreet Partners, Inc. 2018 Term Loan B, 5.652%, (US0003M + 3.250%), 11/08/2023	917,720	0.0

	Automotive: 0.5%
396,241	Belron Finance US LLC USD Term Loan B, 5.065%, (US0003M + 2.500%), 11/07/2024	396,483	0.0
444,731	Bright Bidco B.V. 2018 Term Loan B, 5.854%, (US0003M + 3.500%), 06/30/2024	315,759	0.0
888,745	Dynacast International LLC Term Loan B2, 5.580%, (US0003M + 3.250%), 01/28/2022	860,971	0.1
2,635,171	Gates Global LLC 2017 USD Repriced Term Loan B, 5.152%, (US0001M + 2.750%), 04/01/2024	2,624,741	0.2
149,625	Holley Purchaser, Inc. Term Loan B, 7.583%, (US0003M + 5.000%), 10/24/2025	145,884	0.0
273,141	KAR Auction Services, Inc. Term Loan B5, 4.875%, (US0003M + 2.500%), 03/09/2023	273,268	0.0
520,541	Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.654%, (US0001M + 3.250%), 03/20/2025	511,431	0.0
65,916	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.736%, (US0001M + 3.250%), 03/20/2025	64,763	0.0
10,000	Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan, 6.003%, (US0003M + 3.500%), 05/14/2026	9,979	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Automotive: (continued)
200,000	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 5.901%, (US0001M + 3.500%), 05/14/2026	$199,583	0.0
1,265,000	Panther BF Aggregator 2 L P Term Loan B, 5.902%, (US0001M + 3.500%), 04/30/2026	1,256,145	0.1
394,829	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.402%, (US0001M + 4.000%), 05/22/2024	388,907	0.0
1,761,213	Tenneco, Inc. 2018 Term Loan B, 5.402%, (US0001M + 3.000%), 10/01/2025	1,629,122	0.1
646,106	Truck Hero, Inc. 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 04/21/2024	607,340	0.0
		9,284,376	0.5

	Beverage & Tobacco: 0.0%
891,000	Refresco Group BV USD Term Loan B3, 5.768%, (US0003M + 3.250%), 03/28/2025	888,773	0.0

	Brokers, Dealers & Investment Houses: 0.0%
449,500	Forest City Enterprises, L.P. Term Loan B, 6.402%, (US0001M + 4.000%), 12/07/2025	451,186	0.0

	Building & Development: 0.3%
1,043,034	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.910%, (US0001M + 2.500%), 03/24/2024	1,033,472	0.0
1,143,339	Core & Main LP 2017 Term Loan B, 5.520%, (US0003M + 3.000%), 08/01/2024	1,142,147	0.1
1,294,853	GYP Holdings III Corp. 2018 Term Loan B, 5.152%, (US0001M + 2.750%), 06/01/2025	1,264,101	0.1
498,096	Henry Company LLC Term Loan B, 6.402%, (US0001M + 4.000%), 10/05/2023	497,972	0.0
149,250	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 6.330%, (US0003M + 4.000%), 05/30/2025	147,757	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Building & Development: (continued)
893,191	MX Holdings US, Inc. 2018 USD Term Loan B1C, 5.402%, (US0001M + 3.000%), 07/31/2025	$892,913	0.0
1,150,000	Quikrete Holdings Inc Term Loan, 5.152%, (US0001M + 2.750%), 11/15/2023	1,131,942	0.1
147,750	Werner FinCo LP 2017 Term Loan, 6.330%, (US0003M + 4.000%), 07/24/2024	142,025	0.0
396,004	Wilsonart LLC 2017 Term Loan B, 5.580%, (US0003M + 3.250%), 12/19/2023	387,687	0.0
		6,640,016	0.3

	Business Equipment & Services: 1.6%
80,285	24-7 Intouch Inc 2018 Term Loan, 6.652%, (US0001M + 4.250%), 08/20/2025	77,475	0.0
1,582,615	AlixPartners, LLP 2017 Term Loan B, 5.152%, (US0001M + 2.750%), 04/04/2024	1,581,202	0.1
1,287	Allied Universal Holdco LLC 2015 Term Loan, 6.189%, (US0001M + 3.750%), 07/28/2022	1,287	0.0
375	Allied Universal Holdco LLC Incremental Term Loan, 6.689%, (US0001M + 4.250%), 07/28/2022	375	0.0
647,117	Ascend Learning, LLC 2017 Term Loan B, 5.402%, (US0001M + 3.000%), 07/12/2024	637,815	0.0
145,419	Big Ass Fans, LLC 2018 Term Loan, 6.080%, (US0003M + 3.750%), 05/21/2024	145,601	0.0
452,817	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.652%, (US0001M + 3.250%), 10/03/2023	454,345	0.0
1,030,382	Canyon Valor Companies, Inc. USD 2017 Term Loan B1, 5.080%, (US0003M + 2.750%), 06/16/2023	1,023,728	0.1
1,145,481	Colorado Buyer Inc Term Loan B, 5.420%, (US0001M + 3.000%), 05/01/2024	1,070,309	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
647,932	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 02/03/2025	$633,759	0.0
648,709	EIG Investors Corp. 2018 1st Lien Term Loan, 6.271%, (US0003M + 3.750%), 02/09/2023	645,195	0.0
426,242	Ellie Mae, Inc. Term Loan, 6.525%, (US0003M + 4.000%), 04/02/2026	424,909	0.0
793,506	EVO Payments International LLC 2018 1st Lien Term Loan, 5.660%, (US0001M + 3.250%), 12/22/2023	792,183	0.1
3,147,738	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.152%, (US0001M + 3.750%), 10/01/2025	3,057,803	0.2
624,628	Garda World Security Corporation 2017 Term Loan, 6.025%, (US0003M + 3.500%), 05/24/2024	621,270	0.0
297,000	GreenSky Holdings, LLC 2018 Term Loan B, 5.688%, (US0001M + 3.250%), 03/31/2025	296,629	0.0
148,875	Guidehouse LLP 2018 Term Loan, 5.402%, (US0001M + 3.000%), 05/01/2025	147,386	0.0
403,133	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.333%, (US0003M + 4.000%), 11/21/2024	392,047	0.0
148,062	IQOR US Inc. Term Loan B, 7.592%, (US0003M + 5.000%), 04/01/2021	144,583	0.0
1,247,761	KUEHG Corp. 2018 Incremental Term Loan, 6.080%, (US0003M + 3.750%), 02/21/2025	1,245,577	0.1
545,744	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.811%, (US0003M + 3.250%), 03/13/2025	538,376	0.0
100,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 10.080%, (US0003M + 7.500%), 03/13/2026	100,000	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
994,057	NVA Holdings, Inc. Term Loan B3, 5.152%, (US0001M + 2.750%), 02/02/2025	$993,643	0.1
895,370	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 01/03/2025	886,417	0.1
671,660	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 05/01/2025	671,660	0.0
496,870	Prometric Holdings, Inc. 1st Lien Term Loan, 5.410%, (US0001M + 3.000%), 01/29/2025	493,765	0.0
2,027,632	Red Ventures, LLC 2018 Term Loan B, 5.402%, (US0001M + 3.000%), 11/08/2024	2,025,641	0.1
648,247	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.731%, (US0002M + 3.250%), 05/30/2025	630,420	0.0
148,125	Research Now Group, Inc. 2017 1st Lien Term Loan, 8.083%, (US0003M + 5.500%), 12/20/2024	148,063	0.0
164,588	Sandvine Corporation 2018 1st Lien Term Loan, 6.902%, (US0001M + 4.500%), 11/02/2025	163,147	0.0
1,139,684	Solera Holdings, Inc. USD Term Loan B, 5.152%, (US0001M + 2.750%), 03/03/2023	1,134,777	0.1
1,393,693	Spin Holdco Inc. 2017 Term Loan B, 5.851%, (US0003M + 3.250%), 11/14/2022	1,369,179	0.1
399,250	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.833%, (US0003M + 4.250%), 07/30/2025	397,503	0.0
1,060,000	Staples, Inc. 7 Year Term Loan, 7.601%, (US0003M + 5.000%), 04/16/2026	1,019,919	0.1
403,418	Stiphout Finance LLC USD 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 10/26/2022	400,393	0.0
109,450	SurveyMonkey Inc. 2018 Term Loan B, 6.140%, (US0001M + 3.750%), 10/10/2025	109,040	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
648,234	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.950%, (US0006M + 3.750%), 08/25/2024	$648,153	0.0
802,222	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.520%, (US0003M + 4.000%), 08/20/2025	780,161	0.1
647,241	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 02/28/2025	650,275	0.0
1,526,097	Verscend Holding Corp. 2018 Term Loan B, 6.902%, (US0001M + 4.500%), 08/27/2025	1,530,141	0.1
1,407,278	West Corporation 2017 Term Loan, 6.522%, (US0003M + 4.000%), 10/10/2024	1,315,512	0.1
693,538	West Corporation 2018 Term Loan B1, 6.022%, (US0003M + 3.500%), 10/10/2024	640,222	0.0
143,188	Yak Access, LLC 2018 1st Lien Term Loan B, 7.402%, (US0001M + 5.000%), 07/02/2025	132,269	0.0
100,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.394%, (US0001M + 10.000%), 06/13/2026	88,250	0.0
		30,260,404	1.6

	Cable & Satellite Television: 0.2%
1,040,741	CSC Holdings, LLC 2018 Term Loan B, 4.894%, (US0001M + 2.500%), 01/25/2026	1,030,458	0.1
1,492,570	Radiate Holdco, LLC 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 02/01/2024	1,461,268	0.1
143,222	Telesat Canada Term Loan B4, 4.830%, (US0003M + 2.500%), 11/17/2023	141,848	0.0
499,873	UPC Financing Partnership USD Term Loan AR, 4.894%, (US0001M + 2.500%), 01/15/2026	499,767	0.0
650,000	Virgin Media Bristol LLC USD Term Loan K, 4.894%, (US0001M + 2.500%), 01/15/2026	648,465	0.0
		3,781,806	0.2

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Chemicals & Plastics: 0.4%
368,565	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.771%, (US0003M + 3.250%), 09/13/2023	$362,115	0.0
277,678	Allnex USA, Inc. USD Term Loan B3, 5.771%, (US0003M + 3.250%), 09/13/2023	272,819	0.0
854,187	Alpha 3 B.V. 2017 Term Loan B1, 5.330%, (US0003M + 3.000%), 01/31/2024	837,638	0.1
68,814	Avantor, Inc. 2017 1st Lien Term Loan, 5.402%, (US0003M + 3.000%), 11/21/2024	69,029	0.0
173,688	Composite Resins Holding B.V. 2018 Term Loan B, 6.815%, (US0003M + 4.250%), 08/01/2025	172,385	0.0
1,144,978	Diamond (BC) B.V. USD Term Loan, 5.583%, (US0003M + 3.000%), 09/06/2024	1,009,966	0.1
560,394	Encapsys, LLC 1st Lien Term Loan, 5.652%, (US0001M + 3.500%), 11/07/2024	558,993	0.0
190,000	Momentive Performance Materials Inc. Term Loan B, 5.590%, (US0003M + 3.250%), 04/16/2024	188,931	0.0
239,400	Platform Specialty Products Corporation Term Loan, 4.652%, (US0001M + 2.250%), 01/30/2026	239,051	0.0
399,000	Polar US Borrower, LLC 2018 1st Lien Term Loan, 7.344%, (US0003M + 4.750%), 10/15/2025	394,501	0.0
503,613	PQ Corporation 2018 Term Loan B, 5.083%, (US0003M + 2.500%), 02/08/2025	502,078	0.0
2,680,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.669%, (US0001M + 3.250%), 10/01/2025	2,644,254	0.2
586,321	Tronox Finance LLC Term Loan B, 5.374%, (US0001M + 3.000%), 09/23/2024	581,069	0.0
		7,832,829	0.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Clothing/Textiles: 0.1%
1,245,595	Varsity Brands, Inc. 2017 Term Loan B, 5.902%, (US0001M + 3.500%), 12/15/2024	$1,223,797	0.1

	Consumer, Cyclical: 0.0%
985,069	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.902%, (US0001M + 3.500%), 05/30/2025	982,237	0.0

	Containers & Glass Products: 0.7%
398,500	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.524%, (US0006M + 3.000%), 04/22/2024	390,447	0.0
148,875	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 7.022%, (US0003M + 4.500%), 07/24/2025	147,386	0.0
1,660,000	Berry Global, Inc. USD Term Loan U, 5.003%, (US0003M + 2.500%), 05/15/2026	1,651,323	0.1
790,642	BWAY Holding Company 2017 Term Loan B, 5.854%, (US0003M + 3.250%), 04/03/2024	765,193	0.0
155,000	Charter NEX US, Inc. Incremental Term Loan, 5.902%, (US0001M + 3.500%), 05/16/2024	154,826	0.0
1,040,748	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 05/22/2024	1,027,738	0.1
887,944	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.440%, (US0003M + 3.000%), 12/29/2023	845,926	0.1
1,024,466	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.690%, (US0003M + 3.250%), 06/29/2025	975,621	0.1
873,173	Milacron LLC Amended Term Loan B, 4.902%, (US0001M + 2.500%), 09/28/2023	851,344	0.1
398,247	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.912%, (US0001M + 3.500%), 05/01/2025	392,273	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products: (continued)
646,231	Plastipak Packaging, Inc. 2018 Term Loan B, 4.940%, (US0001M + 2.500%), 10/14/2024	$643,000	0.0
644,712	Proampac PG Borrower LLC First Lien Term Loan, 5.992%, (US0001M + 3.500%), 11/18/2023	619,057	0.0
2,483,631	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.152%, (US0001M + 2.750%), 02/05/2023	2,468,531	0.1
397,494	Ring Container Technologies Group, LLC 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 10/31/2024	393,519	0.0
498,741	Titan Acquisition Limited 2018 Term Loan B, 5.402%, (US0001M + 3.000%), 03/28/2025	476,921	0.0
794,050	TricorBraun Holdings Inc First Lien Term Loan, 6.156%, (US0001M + 3.750%), 11/30/2023	783,131	0.1
793,744	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.652%, (US0001M + 3.250%), 10/17/2024	753,064	0.0
		13,339,300	0.7

	Cosmetics/Toiletries: 0.0%
149,250	Anastasia Parent, LLC 2018 Term Loan B, 6.152%, (US0001M + 3.750%), 08/11/2025	128,075	0.0
538,115	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.772%, (US0003M + 4.250%), 06/30/2024	536,097	0.0
		664,172	0.0

	Drugs: 0.2%
485,623	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.150%, (US0001M + 4.750%), 04/02/2022	447,987	0.0
1,318,730	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.938%, (US0001M + 3.500%), 05/04/2025	1,312,675	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Drugs: (continued)
1,144,580	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.652%, (US0001M + 4.250%), 04/29/2024	$1,076,620	0.0
1,286,758	Horizon Pharma, Inc. 2019 Term Loan B, 4.938%, (US0001M + 2.500%), 05/22/2026	1,287,562	0.1
		4,124,844	0.2

	Ecological Services & Equipment: 0.1%
876,839	GFL Environmental Inc. 2018 USD Term Loan B, 5.402%, (US0001M + 3.000%), 05/30/2025	863,467	0.1
247,500	Gopher Resource, LLC 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 03/06/2025	246,572	0.0
		1,110,039	0.1

	Electronics/Electrical: 2.1%
423,928	ABC Financial Services, Inc. 1st Lien Term Loan, 6.661%, (US0001M + 4.250%), 01/02/2025	422,868	0.0
160,000	Autodata, Inc. 2019 Term Loan B, 6.024%, (US0003M + 3.500%), 06/01/2026	159,533	0.0
181,070	Avast Software B.V. 2018 USD Term Loan B, 4.580%, (US0003M + 2.250%), 09/30/2023	181,002	0.0
1,045,111	Barracuda Networks, Inc. 1st Lien Term Loan, 5.774%, (US0003M + 3.250%), 02/12/2025	1,045,764	0.1
1,706,350	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.580%, (US0003M + 4.250%), 10/02/2025	1,622,099	0.1
648,620	Brave Parent Holdings, Inc. 1st Lien Term Loan, 6.583%, (US0003M + 4.000%), 04/18/2025	644,971	0.0
270,000	Carbonite, Inc Term Loan B, 6.152%, (US0001M + 3.750%), 03/26/2026	271,069	0.0
184,075	Cohu, Inc. 2018 Term Loan B, 5.200%, (US0006M + 3.000%), 09/20/2025	178,093	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
648,372	Compuware Corporation 2018 Term Loan B, 5.902%, (US0001M + 4.000%), 08/22/2025	$649,182	0.0
880,362	Dynatrace LLC 2018 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 08/22/2025	879,592	0.1
149,625	EagleView Technology Corporation 2018 Add On Term Loan B, 5.904%, (US0001M + 3.500%), 08/14/2025	143,266	0.0
398,875	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.580%, (US0003M + 4.250%), 06/26/2025	388,903	0.0
1,137,325	Epicor Software Corporation 1st Lien Term Loan, 5.660%, (US0001M + 3.250%), 06/01/2022	1,131,283	0.1
149,620	Exact Merger Sub LLC 1st Lien Term Loan, 6.580%, (US0003M + 4.250%), 09/27/2024	149,620	0.0
395,000	GlobalFoundries Inc USD Term Loan B, 6.438%, (US0003M + 4.000%), 05/24/2026	390,062	0.0
1,063,630	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.652%, (US0003M + 3.250%), 12/01/2023	1,052,550	0.1
250,000	Hyland Software, Inc. 2017 2nd Lien Term Loan, 9.402%, (US0001M + 7.000%), 07/07/2025	251,953	0.0
1,183,846	Hyland Software, Inc. 2018 Term Loan 3, 5.652%, (US0001M + 3.250%), 07/01/2024	1,181,478	0.1
720,000	Imperva, Inc. 1st Lien Term Loan, 6.411%, (US0001M + 4.000%), 01/12/2026	717,188	0.1
110,000	Imperva, Inc. 2nd Lien Term Loan, 10.161%, (US0001M + 7.750%), 01/11/2027	107,800	0.0
1,647,315	Infor (US), Inc. Term Loan B6, 5.189%, (US0001M + 2.750%), 02/01/2022	1,643,710	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
1,186,127	Informatica Corporation 2018 USD Term Loan, 5.652%, (US0001M + 3.250%), 08/05/2022	$1,188,351	0.1
1,554,853	Kronos Incorporated 2017 Term Loan B, 5.579%, (US0003M + 3.000%), 11/01/2023	1,553,017	0.1
149,625	Lumentum Holdings 2018 1st Lien Term Loan, 4.902%, (US0001M + 2.500%), 12/10/2025	149,064	0.0
241,509	MA FinanceCo., LLC USD Term Loan B3, 4.902%, (US0001M + 2.500%), 06/21/2024	237,283	0.0
250,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.902%, (US0001M + 8.500%), 09/29/2025	253,646	0.0
1,907,836	McAfee, LLC 2018 USD Term Loan B, 6.080%, (US0001M + 3.750%), 09/30/2024	1,906,941	0.1
1,392,092	MH Sub I, LLC 2017 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 09/13/2024	1,370,776	0.1
400,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.902%, (US0001M + 7.500%), 09/15/2025	402,000	0.0
149,250	NAVEX TopCo, Inc. 2018 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 09/05/2025	146,563	0.0
100,000	NAVEX TopCo, Inc. 2018 2nd Lien Term Loan, 9.402%, (US0001M + 7.000%), 09/05/2026	99,250	0.0
648,167	Optiv Security, Inc. 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 02/01/2024	597,124	0.0
174,563	Project Leopard Holdings, Inc. 2019 Term Loan, 6.450%, (US0001M + 4.250%), 07/07/2023	174,590	0.0
1,564,644	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.833%, (US0003M + 4.250%), 05/16/2025	1,544,108	0.1
115,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.833%, (US0003M + 8.250%), 05/16/2026	113,179	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
1,789,697	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.576%, (US0003M + 3.000%), 11/03/2023	$1,654,128	0.1
745,995	Riverbed Technology, Inc. 2016 Term Loan, 5.660%, (US0001M + 3.250%), 04/24/2022	646,736	0.0
90,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.652%, (US0001M + 8.250%), 11/20/2026	87,480	0.0
830,000	Rocket Software, Inc. 2018 Term Loan, 6.652%, (US0001M + 4.250%), 11/28/2025	813,919	0.1
369,466	Rovi Solutions Corporation Term Loan B, 4.910%, (US0001M + 2.500%), 07/02/2021	362,770	0.0
894,721	RP Crown Parent LLC Term Loan B, 5.152%, (US0001M + 2.750%), 10/12/2023	891,366	0.1
1,630,973	Seattle Spinco, Inc. USD Term Loan B3, 4.902%, (US0001M + 2.500%), 06/21/2024	1,602,431	0.1
548,625	Severin Acquisition, LLC 2018 Term Loan B, 5.815%, (US0003M + 3.250%), 08/01/2025	542,968	0.0
205,000	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.753%, (US0003M + 4.250%), 05/20/2026	205,064	0.0
395,852	SkillSoft Corporation 1st Lien Term Loan, 7.152%, (US0001M + 4.750%), 04/28/2021	343,402	0.0
2,015,287	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.152%, (US0001M + 2.750%), 02/05/2024	2,006,890	0.1
139,300	SonicWall US Holdings Inc. 1st Lien Term Loan, 6.020%, (US0003M + 3.500%), 05/16/2025	130,420	0.0
100,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 10.020%, (US0003M + 7.500%), 05/18/2026	92,000	0.0
134,145	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.652%, (US0001M + 2.250%), 04/16/2025	133,781	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
191,237	SS&C Technologies Inc. 2018 Term Loan B3, 4.652%, (US0001M + 2.250%), 04/16/2025	$190,719	0.0
705,000	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.541%, (US0003M + 5.000%), 05/29/2026	665,696	0.0
648,375	TriTech Software Systems 2018 Term Loan B, 6.152%, (US0001M + 3.750%), 08/29/2025	641,689	0.0
424,292	TTM Technologies, Inc. 2017 Term Loan, 4.939%, (US0001M + 2.500%), 09/28/2024	420,310	0.0
1,365,000	Ultimate Software Group Inc(The) Term Loan B, 6.080%, (US0003M + 3.750%), 05/04/2026	1,368,924	0.1
1,415,385	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.890%, (US0001M + 4.500%), 01/27/2023	1,288,000	0.1
1,128,550	Vertafore, Inc. 2018 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 07/02/2025	1,087,338	0.1
350,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.652%, (US0001M + 7.250%), 07/02/2026	342,927	0.0
73,181	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.161%, (US0001M + 7.750%), 10/09/2026	72,144	0.0
390,845	Web.com Group, Inc. 2018 Term Loan B, 6.161%, (US0001M + 3.750%), 10/10/2025	386,977	0.0
700,159	Xperi Corporation 2018 Term Loan B1, 4.902%, (US0001M + 2.500%), 12/01/2023	692,283	0.0
		39,618,240	2.1

	Financial: 0.0%
181,000	Blucora, Inc. 2017 Term Loan B, 5.481%, (US0002M + 3.000%), 05/22/2024	181,566	0.0

	Financial Intermediaries: 0.3%
149,250	Advisor Group, Inc. 2018 Term Loan, 6.152%, (US0001M + 3.750%), 08/15/2025	149,390	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial Intermediaries: (continued)
1,145,744	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 06/15/2025	$1,139,094	0.1
165,000	Blackstone Mortgage Trust, Inc. Term Loan B, 4.902%, (US0001M + 2.500%), 04/23/2026	165,825	0.0
947,747	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.652%, (US0001M + 3.250%), 08/21/2025	946,202	0.0
816	Duff & Phelps Corporation 2017 Term Loan B, 5.689%, (US0001M + 3.250%), 02/13/2025	794	0.0
1,917,075	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.644%, (US0001M + 3.250%), 07/21/2025	1,915,578	0.1
100,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.144%, (US0001M + 6.750%), 07/20/2026	100,875	0.0
132,843	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.902%, (US0001M + 2.500%), 07/03/2024	132,863	0.0
249,476	Priority Payment Systems LLC Term Loan, 7.410%, (US0001M + 5.000%), 01/03/2023	249,944	0.0
1,075,000	Victory Capital Holdings, Inc. 2019 Term Loan B, 5.570%, (US0003M + 3.250%), 07/01/2026	1,077,687	0.1
		5,878,252	0.3

	Food Products: 0.2%
399,000	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.169%, (US0001M + 3.750%), 10/01/2025	399,748	0.0
100,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.169%, (US0001M + 7.750%), 10/01/2026	100,000	0.0
147,750	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 6.081%, (US0003M + 3.500%), 07/07/2024	148,119	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Products: (continued)
398,875	CH Guenther & Son, Incorporated 2018 Term Loan B, 5.152%, (US0001M + 2.750%), 03/31/2025	$396,627	0.0
1,472,834	IRB Holding Corp 1st Lien Term Loan, 5.644%, (US0001M + 3.250%), 02/05/2025	1,458,258	0.1
619,473	NPC International, Inc. 1st Lien Term Loan, 5.939%, (US0001M + 3.500%), 04/19/2024	501,774	0.1
297,750	Sigma Bidco B.V. 2018 USD Term Loan B, 5.603%, (US0003M + 3.000%), 07/02/2025	294,772	0.0
		3,299,298	0.2

	Food Service: 0.2%
415,000	Carrols Restaurant Group, Inc. Term Loan B, 5.660%, (US0001M + 3.250%), 04/04/2026	413,098	0.0
112,498	Dhanani Group Inc. 2018 Term Loan B, 6.152%, (US0001M + 3.750%), 07/20/2025	108,842	0.0
398,247	Flynn Restaurant Group LP 1st Lien Term Loan, 5.902%, (US0001M + 3.500%), 06/27/2025	387,171	0.0
145,328	Fogo De Chao, Inc. 2018 Add On Term Loan, 6.652%, (US0001M + 4.250%), 04/07/2025	145,510	0.0
2,004,971	Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.149%, (US0001M + 2.750%), 10/04/2023	1,991,030	0.1
915,594	Hearthside Food Solutions, LLC 2018 Term Loan B, 6.090%, (US0001M + 3.688%), 05/23/2025	895,852	0.1
85,637	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.152%, (US0001M + 6.750%), 03/16/2026	85,209	0.0
100,000	Tacala, LLC 2nd Lien Term Loan, 9.402%, (US0001M + 7.000%), 01/30/2026	101,000	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Service: (continued)
436,026	Welbilt, Inc. 2018 Term Loan B, 4.902%, (US0001M + 2.500%), 10/23/2025	$430,575	0.0
		4,558,287	0.2

	Food/Drug Retailers: 0.2%
1,763,172	Albertsons, LLC Term Loan B7, 5.402%, (US0001M + 3.000%), 11/17/2025	1,757,033	0.1
544,089	Albertsons, LLC USD 2017 Term Loan B6, 5.402%, (US0001M + 3.000%), 06/22/2023	544,392	0.0
647,242	EG Finco Limited 2018 USD Term Loan, 6.330%, (US0003M + 4.000%), 02/07/2025	637,533	0.1
148,500	EG Group Limited 2018 USD Term Loan B, 6.330%, (US0003M + 4.000%), 02/07/2025	146,273	0.0
146,625	Moran Foods LLC Term Loan, 8.330%, (US0003M + 6.000%), 12/05/2023	79,177	0.0
736,300	United Natural Foods, Inc. Term Loan B, 6.652%, (US0001M + 4.250%), 10/22/2025	618,492	0.0
		3,782,900	0.2

	Forest Products: 0.0%
325,000	Multi Color Corporation 2019 USD Term Loan, 6.820%, (US0003M + 4.500%), 06/18/2026	325,813	0.0

	Health Care: 1.5%
149,625	Accelerated Health Systems, LLC Term Loan B, 5.919%, (US0001M + 3.500%), 10/31/2025	150,560	0.0
925,519	ADMI Corp. 2018 Term Loan B, 5.152%, (US0001M + 2.750%), 04/30/2025	912,793	0.1
400,000	Agiliti Health, Inc Term Loan, 5.500%, (US0001M + 3.000%), 01/04/2026	400,490	0.0
147,375	Air Methods Corporation 2017 Term Loan B, 5.830%, (US0003M + 3.500%), 04/21/2024	120,571	0.0
1,110,000	Athenahealth, Inc. 2019 Term Loan B, 7.045%, (US0003M + 4.500%), 02/11/2026	1,109,654	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
642,680	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.904%, (US0001M + 3.500%), 05/10/2023	$634,245	0.0
1,470,000	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 6.152%, (US0001M + 3.750%), 02/27/2026	1,475,054	0.1
2,069,537	Change Healthcare Holdings LLC 2017 Term Loan B, 5.152%, (US0001M + 2.750%), 03/01/2024	2,056,172	0.1
1,053,443	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.402%, (US0001M + 3.000%), 06/07/2023	1,049,821	0.1
864,046	Concentra Inc. 2018 1st Lien Term Loan, 5.210%, (US0003M + 2.750%), 06/01/2022	866,207	0.1
29,884	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 6.189%, (US0001M + 3.750%), 06/01/2025	29,591	0.0
119,100	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 06/06/2025	117,934	0.0
249,224	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.910%, (US0001M + 4.500%), 12/20/2024	229,286	0.0
2,500,613	Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 10/10/2025	2,177,096	0.1
892,464	ExamWorks Group, Inc. 2017 Term Loan, 5.652%, (US0001M + 3.250%), 07/27/2023	893,579	0.1
546,250	Global Medical Response, Inc. 2017 Term Loan B2, 6.652%, (US0001M + 4.250%), 03/14/2025	514,938	0.0
793,138	Global Medical Response, Inc. 2018 Term Loan B1, 5.644%, (US0001M + 3.250%), 04/28/2022	749,090	0.0
641,219	GoodRx, Inc. 1st Lien Term Loan, 5.144%, (US0001M + 2.750%), 10/10/2025	637,345	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
148,875	Inovalon Holdings, Inc. 2018 Term Loan B, 5.938%, (US0001M + 3.500%), 04/02/2025	$148,999	0.0
1,890,624	Jaguar Holding Company II 2018 Term Loan, 4.902%, (US0001M + 2.500%), 08/18/2022	1,881,509	0.1
1,744,318	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.580%, (US0003M + 3.250%), 02/02/2024	1,748,679	0.1
147,375	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.660%, (US0003M + 6.000%), 10/01/2024	141,173	0.0
849,168	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.080%, (US0003M + 2.750%), 06/07/2023	813,963	0.1
395,875	nThrive, Inc. 2016 1st Lien Term Loan, 6.902%, (US0001M + 4.500%), 10/20/2022	375,586	0.0
1,634,462	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.680%, (US0003M + 3.250%), 06/30/2025	1,574,873	0.1
476,507	Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 02/14/2025	462,211	0.0
141,375	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.152%, (US0001M + 2.750%), 02/14/2025	137,134	0.0
800,000	Phoenix Guarantor Inc Term Loan B, 6.921%, (US0001M + 4.500%), 03/05/2026	797,166	0.0
369,395	Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.938%, (US0001M + 5.500%), 02/22/2024	349,540	0.0
988,150	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.904%, (US0001M + 4.500%), 11/17/2025	984,938	0.1
642,261	Select Medical Corporation 2017 Term Loan B, 4.850%, (US0003M + 2.500%), 03/06/2025	641,442	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
161,700	Sotera Health Holdings, LLC 2017 Term Loan, 5.402%, (US0001M + 3.000%), 05/15/2022	$160,016	0.0
1,144,595	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.660%, (US0001M + 3.250%), 09/02/2024	1,108,349	0.1
147,000	Team Health Holdings, Inc. 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 02/06/2024	129,544	0.0
397,375	Tecomet Inc. 2017 Repriced Term Loan, 5.911%, (US0001M + 3.500%), 05/01/2024	397,002	0.0
645,481	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.402%, (US0001M + 3.000%), 06/23/2024	636,202	0.0
1,934,010	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.412%, (US0001M + 3.000%), 06/02/2025	1,935,218	0.1
190,000	Vizient, Inc. 2019 Term Loan B, 5.152%, (US0001M + 2.750%), 05/06/2026	190,277	0.0
795,359	Wink Holdco, Inc 1st Lien Term Loan B, 5.402%, (US0001M + 3.000%), 12/02/2024	780,446	0.0
		29,518,693	1.5

	Home Furnishings: 0.1%
499,998	Hillman Group Inc. (The) 2018 Term Loan B, 6.402%, (US0001M + 4.000%), 05/31/2025	482,185	0.0
559,326	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 05/02/2022	556,275	0.1
		1,038,460	0.1

	Industrial: 0.1%
245,000	Hexion, Inc. USD Exit TL 1L, 5.820%, (US0003M + 3.500%), 07/01/2026	242,550	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
1,650,265	NCI Building Systems, Inc. 2018 Term Loan, 6.354%, (US0003M + 3.750%), 04/12/2025	$1,609,008	0.1
		1,851,558	0.1

	Industrial Equipment: 0.3%
399,000	AI Alpine AT Bidco GmbH 2018 USD Term Loan B, 5.639%, (US0003M + 3.250%), 10/31/2025	393,514	0.0
419,019	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.330%, (US0003M + 4.000%), 11/30/2023	398,849	0.0
399,625	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 11/15/2025	395,629	0.0
713,709	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.402%, (US0001M + 3.000%), 12/20/2024	711,479	0.1
618,041	ExGen Renewables IV, LLC Term Loan B, 5.530%, (US0003M + 3.000%), 11/28/2024	590,229	0.0
1,293,870	Filtration Group Corporation 2018 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 03/29/2025	1,292,715	0.1
1,259,890	Gardner Denver, Inc. 2017 USD Term Loan B, 5.152%, (US0001M + 2.750%), 07/30/2024	1,263,040	0.1
699,885	Kenan Advantage Group, Inc. 2015 Term Loan, 5.402%, (US0001M + 3.000%), 07/31/2022	677,138	0.0
178,172	Kenan Advantage Group, Inc. CAD Term Loan B, 5.402%, (US0001M + 3.000%), 07/31/2022	172,381	0.0
397,870	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.420%, (US0001M + 3.000%), 02/01/2025	390,659	0.0
148,875	Shape Technologies Group, Inc. Term Loan, 5.487%, (US0003M + 3.000%), 04/21/2025	143,199	0.0
		6,428,832	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance: 0.9%
650,000	Achilles Acquisition LLC 2018 Term Loan, 6.438%, (US0001M + 4.000%), 10/13/2025	$650,813	0.0
2,234,570	Acrisure, LLC 2017 Term Loan B, 6.772%, (US0003M + 4.250%), 11/22/2023	2,227,587	0.1
399,250	Alera Group Holdings, Inc. 2018 Term Loan B, 6.902%, (US0001M + 4.500%), 07/25/2025	400,742	0.0
1,563,218	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 5.404%, (US0001M + 3.000%), 05/09/2025	1,522,184	0.1
1,143,926	AmWINS Group, Inc. 2017 Term Loan B, 5.157%, (US0001M + 2.750%), 01/25/2024	1,137,491	0.1
1,292,464	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.330%, (US0003M + 3.000%), 09/19/2024	1,283,983	0.1
150,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.330%, (US0003M + 7.000%), 09/19/2025	152,175	0.0
149,625	Aretec Group, Inc. 2018 Term Loan, 6.652%, (US0001M + 4.250%), 10/01/2025	146,820	0.0
1,352,761	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.902%, (US0001M + 3.500%), 10/22/2024	1,341,770	0.1
1,144,212	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.160%, (US0001M + 2.750%), 04/26/2024	1,131,912	0.0
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.152%, (US0001M + 6.750%), 04/27/2025	151,250	0.0
1,452,791	Hub International Limited 2018 Term Loan B, 5.586%, (US0003M + 3.000%), 04/25/2025	1,418,968	0.1
1,601,749	NFP Corp. Term Loan B, 5.402%, (US0001M + 3.000%), 01/08/2024	1,559,131	0.1

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance: (continued)
2,091,638	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.652%, (US0001M + 3.250%), 12/31/2025	$2,066,799	0.1
1,392,699	USI, Inc. 2017 Repriced Term Loan, 5.330%, (US0003M + 3.000%), 05/16/2024	1,360,493	0.1
		16,552,118	0.9

	Leisure Good/Activities/Movies: 0.6%
148,875	Airxcel, Inc. 2018 1st Lien Term Loan, 6.902%, (US0001M + 4.500%), 04/28/2025	140,873	0.0
1,205,000	AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.230%, (US0006M + 3.000%), 04/22/2026	1,204,341	0.1
505,000	Bombardier Recreational Products, Inc. 2019 Incremental Term Loan B2, 4.820%, (US0003M + 2.500%), 05/23/2025	500,424	0.0
1,046,890	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.080%, (US0003M + 2.750%), 09/18/2024	970,991	0.1
465,617	Crown Finance US, Inc. 2018 USD Term Loan, 4.652%, (US0001M + 2.250%), 02/28/2025	458,546	0.0
250,000	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.902%, (US0001M + 2.500%), 02/01/2024	244,792	0.0
1,391,344	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 03/08/2024	1,390,101	0.1
1,531,418	Fitness International, LLC 2018 Term Loan B, 5.652%, (US0001M + 3.250%), 04/18/2025	1,523,122	0.1
544,872	GVC Holdings PLC 2018 USD Term Loan B2, 4.654%, (US0001M + 2.250%), 03/29/2024	543,737	0.0
748,106	Intrawest Resorts Holdings, Inc. Term Loan B1, 5.402%, (US0001M + 3.000%), 07/31/2024	746,119	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/Movies: (continued)
646,747	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.900%, (US0001M + 3.500%), 07/03/2024	$647,539	0.0
1,238,818	Life Time, Inc. 2017 Term Loan B, 5.272%, (US0003M + 2.750%), 06/10/2022	1,235,499	0.1
159,600	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 10/20/2025	159,700	0.0
120,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.402%, (US0001M + 7.000%), 10/19/2026	119,400	0.0
571,980	SRAM, LLC 2018 Term Loan B, 5.223%, (US0002M + 2.750%), 03/15/2024	571,980	0.0
585,559	Thor Industries, Inc. USD Term Loan B, 6.250%, (US0001M + 3.750%), 02/01/2026	578,234	0.0
149,625	WeddingWire, Inc. 1st Lien Term Loan, 6.902%, (US0001M + 4.500%), 12/19/2025	150,186	0.0
100,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.690%, (US0001M + 8.250%), 12/21/2026	99,875	0.0
130,000	Winnebago Industries, Inc. 2017 Term Loan, 5.953%, (US0003M + 3.500%), 11/08/2023	130,000	0.0
248,125	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.652%, (US0001M + 2.250%), 07/02/2025	246,678	0.0
		11,662,137	0.6

	Lodging & Casinos: 0.6%
2,462,156	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.152%, (US0001M + 2.750%), 12/22/2024	2,419,947	0.1
1,032,718	Everi Payments Inc. Term Loan B, 5.402%, (US0001M + 3.000%), 05/09/2024	1,032,826	0.1
880,899	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.410%, (US0001M + 3.000%), 10/21/2024	878,697	0.1

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Lodging & Casinos: (continued)
430,000	PCI Gaming Authority Term Loan, 5.402%, (US0001M + 3.000%), 05/29/2026	$427,850	0.0
2,348,522	Scientific Games International, Inc. 2018 Term Loan B5, 5.216%, (US0002M + 2.750%), 08/14/2024	2,316,230	0.1
2,299,311	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.830%, (US0003M + 3.500%), 07/10/2025	2,302,184	0.1
1,292,423	Station Casinos LLC 2016 Term Loan B, 4.910%, (US0001M + 2.500%), 06/08/2023	1,287,980	0.1
		10,665,714	0.6

	Nonferrous Metals/Minerals: 0.1%
1,459,515	Covia Holdings Corporation Term Loan, 6.598%, (US0003M + 4.000%), 06/01/2025	1,187,072	0.1
999,370	U.S. Silica Company 2018 Term Loan B, 6.438%, (US0001M + 4.000%), 05/01/2025	939,587	0.0
		2,126,659	0.1

	Oil & Gas: 0.2%
148,875	Brazos Delaware II, LLC Term Loan B, 6.383%, (US0001M + 4.000%), 05/21/2025	140,036	0.0
390,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.152%, (US0001M + 6.750%), 10/29/2025	358,800	0.0
733,825	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.850%, (US0003M + 3.250%), 10/01/2025	733,956	0.1
450,000	Lower Cadence Holdings LLC Term Loan B, 6.404%, (US0001M + 4.000%), 05/22/2026	449,015	0.0
530,000	Lucid Energy Group II LLC Incremental Term Loan B2, 5.383%, (US0001M + 3.000%), 02/17/2025	510,125	0.0
397,870	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.402%, (US0001M + 5.000%), 05/09/2025	391,861	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Oil & Gas: (continued)
795,619	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 10/30/2024	$775,852	0.1
27,136	MEG Energy Corp. 2017 Term Loan B, 5.902%, (US0001M + 3.500%), 12/31/2023	27,153	0.0
149,625	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.652%, (US0001M + 3.250%), 09/29/2025	149,812	0.0
500,000	Navitas Midstream Midland Basin, LLC Term Loan B, 6.902%, (US0001M + 4.500%), 12/13/2024	483,750	0.0
415,000	Waterbridge Midstream Operating LLC Term Loan B, 8.070%, (US0003M + 5.750%), 05/29/2026	406,700	0.0
		4,427,060	0.2

	Publishing: 0.1%
1,247,099	Meredith Corporation 2018 Term Loan B, 5.152%, (US0001M + 2.750%), 01/31/2025	1,248,170	0.1

	Radio & Television: 0.2%
801,921	A-L Parent LLC 2016 1st Lien Term Loan, 5.660%, (US0001M + 3.250%), 12/01/2023	803,926	0.1
124,271	Cumulus Media New Holdings Inc. Exit Term Loan, 6.910%, (US0001M + 4.500%), 05/15/2022	123,842	0.0
401,596	Entercom Media Corp. 2017 Term Loan B, 5.152%, (US0001M + 2.750%), 11/18/2024	402,098	0.0
1,365,000	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 5.070%, (US0003M + 2.750%), 06/19/2026	1,361,872	0.1
749,451	Univision Communications Inc. Term Loan C5, 5.152%, (US0001M + 2.750%), 03/15/2024	714,855	0.0
		3,406,593	0.2

	Retailers (Except Food & Drug): 0.4%
247,879	Academy, Ltd. 2015 Term Loan B, 6.439%, (US0001M + 4.000%), 07/01/2022	179,092	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Retailers (Except Food & Drug): (continued)
794,977	Bass Pro Group, LLC Term Loan B, 7.402%, (US0001M + 5.000%), 09/25/2024	$760,937	0.0
245,988	Belk, Inc. TL B 1L, 7.285%, (US0003M + 4.750%), 12/12/2022	199,470	0.0
1,140,199	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.161%, (US0001M + 2.750%), 02/03/2024	1,142,979	0.1
1,889,090	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.902%, (US0001M + 2.500%), 08/18/2023	1,843,831	0.1
859,082	Jo-Ann Stores, Inc. 2016 Term Loan, 7.592%, (US0003M + 5.000%), 10/20/2023	764,583	0.0
99,488	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.842%, (US0003M + 9.250%), 05/21/2024	82,077	0.0
1,090,340	Leslies Poolmart, Inc. 2016 Term Loan, 5.981%, (US0002M + 3.500%), 08/16/2023	1,036,731	0.1
1,377,848	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.690%, (US0001M + 3.250%), 04/09/2025	1,226,285	0.1
389,243	National Vision, Inc. 2017 Repriced Term Loan, 4.902%, (US0001M + 2.500%), 11/20/2024	389,649	0.0
241,875	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.833%, (US0003M + 3.250%), 01/26/2023	188,663	0.0
		7,814,297	0.4

	Steel: 0.0%
275,833	GrafTech Finance, Inc. 2018 Term Loan B, 5.902%, (US0001M + 3.500%), 02/12/2025	271,437	0.0

	Surface Transport: 0.2%
1,399,915	Navistar International Corporation 2017 1st Lien Term Loan B, 5.910%, (US0001M + 3.500%), 11/06/2024	1,400,499	0.1
795,254	PODS, LLC 2018 1st Lien Term Loan, 5.161%, (US0001M + 2.750%), 12/06/2024	784,981	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Surface Transport: (continued)
796,975	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.920%, (US0001M + 4.500%), 08/01/2025	$799,964	0.1
		2,985,444	0.2

	Technology: 0.1%
1,369,004	Misys (Finastra) - TL B 1L, 5.902%, (US0001M + 3.500%), 06/13/2024	1,336,857	0.1

	Telecommunications: 0.9%
543,611	Altice Financing SA USD 2017 1st Lien Term Loan, 5.144%, (US0001M + 2.750%), 01/31/2026	519,318	0.0
185,000	Asurion LLC 2017 2nd Lien Term Loan, 8.902%, (US0001M + 6.500%), 08/04/2025	187,852	0.0
208,351	Asurion LLC 2017 Term Loan B4, 5.402%, (US0001M + 3.000%), 08/04/2022	208,117	0.0
989,674	Asurion LLC 2018 Term Loan B6, 5.402%, (US0001M + 3.000%), 11/03/2023	988,808	0.1
3,243,737	Asurion LLC 2018 Term Loan B7, 5.402%, (US0001M + 3.000%), 11/03/2024	3,240,695	0.2
935,731	Avaya, Inc. 2018 Term Loan B, 6.651%, (US0001M + 4.250%), 12/15/2024	897,600	0.0
2,646,703	CenturyLink, Inc. 2017 Term Loan B, 5.152%, (US0001M + 2.750%), 01/31/2025	2,587,978	0.1
1,060,000	CommScope, Inc. 2019 Term Loan B, 5.652%, (US0001M + 3.250%), 04/06/2026	1,060,132	0.1
1,248,092	Consolidated Communications, Inc. 2016 Term Loan B, 5.410%, (US0001M + 3.000%), 10/04/2023	1,200,768	0.1
1,293,087	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.830%, (US0003M + 3.500%), 08/01/2024	1,188,024	0.1
680,252	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.652%, (US0001M + 4.250%), 11/29/2025	658,313	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications: (continued)
120,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.652%, (US0001M + 8.250%), 11/29/2026	$117,150	0.0
1,247,487	GTT Communications, Inc. 2018 USD Term Loan B, 5.150%, (US0001M + 2.750%), 05/31/2025	1,120,790	0.1
496,870	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.402%, (US0001M + 3.000%), 11/15/2024	494,231	0.0
397,494	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.830%, (US0003M + 4.500%), 11/01/2024	373,396	0.0
648,875	Speedcast International Limited Term Loan B, 5.080%, (US0003M + 2.750%), 05/15/2025	641,575	0.0
1,045,586	Sprint Communications, Inc. 1st Lien Term Loan B, 4.938%, (US0001M + 2.500%), 02/02/2024	1,031,645	0.1
498,750	Sprint Communications, Inc. 2018 Term Loan B, 5.438%, (US0001M + 3.000%), 02/02/2024	495,005	0.0
		17,011,397	0.9

	Utilities: 0.1%
865,922	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.902%, (US0001M + 2.500%), 01/15/2025	860,690	0.1
474,625	Edgewater Generation, L.L.C. Term Loan, 6.152%, (US0001M + 3.750%), 12/13/2025	474,388	0.0
391,431	LMBE-MC Holdco II LLC Term Loan B, 6.330%, (US0003M + 4.000%), 11/14/2025	391,920	0.0
251,365	Nautilus Power, LLC Term Loan B, 6.652%, (US0001M + 4.250%), 05/16/2024	251,522	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Utilities: (continued)
155,000		Sabre Industries, Inc. 2019 Term Loan B, 6.894%, (US0001M + 4.500%), 04/02/2026	$156,744	0.0
			2,135,264	0.1

	Total Bank Loans
	(Cost $267,625,060)		264,023,116	13.7

ASSET-BACKED SECURITIES: 12.6%
		Automobile Asset-Backed Securities: 0.8%
1,075,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	1,115,707	0.1
2,000,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	2,055,799	0.1
3,000,000		Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	3,057,318	0.2
92,840		Santander Drive Auto Receivables Trust 2015-1 D, 3.240%, 04/15/2021	92,909	0.0
2,500,000	(1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,528,865	0.1
1,000,000		Santander Drive Auto Receivables Trust 2018-2 D, 3.880%, 02/15/2024	1,025,083	0.1
4,450,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,516,320	0.2
850,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	871,889	0.0
			15,263,890	0.8

		Home Equity Asset-Backed Securities: 0.3%
513,041		GSAA Home Equity Trust 2006-3 A3, 2.704%, (US0001M + 0.300%), 03/25/2036	368,133	0.0
3,241,953	(3)	GSAA Home Equity Trust 2006-4 4A3, 4.193%, 03/25/2036	2,671,200	0.1
1,114,999		GSAA Home Equity Trust 2007-1 1A1, 2.484%, (US0001M + 0.080%), 02/25/2037	552,865	0.0
1,252,902	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	824,616	0.1
1,204,066	(3)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	823,159	0.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
782,795		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.864%, (US0001M + 0.230%), 02/25/2037	$719,645	0.0
			5,959,618	0.3

		Other Asset-Backed Securities: 10.5%
379,626	(1),(9)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	381,116	0.0
3,026,236	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	3,082,875	0.2
3,748,006	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	3,828,714	0.2
2,500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.947%, (US0003M + 2.350%), 04/14/2029	2,491,815	0.1
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 4.483%, (US0003M + 1.900%), 04/30/2031	1,917,136	0.1
2,250,000	(1)	Apidos CLO XXIX 2018-29A B, 4.480%, (US0003M + 1.900%), 07/25/2030	2,183,447	0.1
1,650,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,667,366	0.1
750,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	760,162	0.0
1,100,000	(1)	Ares XLII Clo Ltd. 2017-42A C, 4.792%, (US0003M + 2.200%), 01/22/2028	1,098,674	0.1
750,000	(1)	Atrium CDO Corp. 12A CR, 4.242%, (US0003M + 1.650%), 04/22/2027	740,474	0.0
1,250,000	(1)	Atrium CDO Corp. 12A DR, 5.392%, (US0003M + 2.800%), 04/22/2027	1,220,189	0.1
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.792%, (US0003M + 2.200%), 07/20/2025	249,998	0.0
2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 4.492%, (US0003M + 1.900%), 07/20/2029	1,961,002	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 4.742%, (US0003M + 2.150%), 04/20/2031	$1,948,480	0.1
500,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 5.001%, (US0003M + 2.400%), 07/18/2027	488,837	0.0
2,750,000	(1)	BlueMountain CLO 2012-2A DR2 Ltd., 5.420%, (US0003M + 2.900%), 11/20/2028	2,703,055	0.1
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 4.542%, (US0003M + 1.950%), 10/22/2030	970,064	0.0
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 4.492%, (US0003M + 1.900%), 04/20/2030	973,861	0.0
2,250,000	(1)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 5.242%, (US0003M + 2.650%), 04/20/2027	2,188,091	0.1
850,000	(1)	BlueMountain CLO 2016-3A CR Ltd., 4.718%, (US0003M + 2.200%), 11/15/2030	837,540	0.0
3,750,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 4.770%, (US0003M + 2.450%), 07/15/2032	3,749,996	0.2
250,000	(1)	Bowman Park CLO Ltd. 2014-1A E, 7.924%, (US0003M + 5.400%), 11/23/2025	243,618	0.0
750,000	(1)	Buttermilk Park CLO Ltd. 2018-1A C, 4.697%, (US0003M + 2.100%), 10/15/2031	737,479	0.0
2,000,000	(1)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.832%, (US0003M + 2.250%), 04/27/2027	1,964,870	0.1
250,000	(1)	Carlyle Global Market Strategies CLO 2015-2A DR Ltd., 6.932%, (US0003M + 4.350%), 04/27/2027	239,447	0.0
1,500,000	(1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 5.432%, (US0003M + 2.850%), 07/28/2028	1,473,453	0.1
1,500,000	(1)	Carlyle US CLO 2016-4A BR Ltd., 4.692%, (US0003M + 2.100%), 10/20/2027	1,487,229	0.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,000,000	(1)	Cent CLO C17A BR Ltd., 4.433%, (US0003M + 1.850%), 04/30/2031	$976,217	0.1
1,000,000	(1)	Chenango Park CLO Ltd. 2018-1AB, 4.447%, (US0003M + 1.850%), 04/15/2030	963,163	0.0
1,500,000	(1)	CIFC Funding 2013-IA BR Ltd., 5.001%, (US0003M + 2.400%), 07/16/2030	1,497,160	0.1
2,000,000	(1)	Cifc Funding 2014-4RA B Ltd., 4.788%, (US0003M + 2.200%), 10/17/2030	2,007,610	0.1
250,000	(1)	CIFC Funding 2017-2A C, 4.942%, (US0003M + 2.350%), 04/20/2030	249,093	0.0
1,100,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 3.109%, (US0001M + 0.705%), 09/25/2035	1,078,768	0.1
1,750,000	(1)	Cumberland Park CLO Ltd. 2015-2A CR, 4.392%, (US0003M + 1.800%), 07/20/2028	1,737,192	0.1
500,000	(1)	Cumberland Park CLO Ltd. 2015-2A DR, 5.292%, (US0003M + 2.700%), 07/20/2028	493,738	0.0
850,000	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	880,523	0.0
450,000	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	464,248	0.0
582,000	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	606,392	0.0
1,080,750	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,124,205	0.1
3,094,875	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	3,107,027	0.2
643,500	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	663,959	0.0
2,194,500	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,290,860	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,237,500	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	$1,300,787	0.1
2,750,000	(1)	Dryden 30 Senior Loan Fund 2013-30A DR, 5.118%, (US0003M + 2.600%), 11/15/2028	2,657,641	0.1
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 4.497%, (US0003M + 1.900%), 04/15/2031	1,690,031	0.1
1,000,000	(1)	Dryden 60 CLO Ltd. 2018-60A C, 4.647%, (US0003M + 2.050%), 07/15/2031	979,986	0.1
1,150,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.597%, (US0003M + 3.000%), 10/15/2027	1,143,490	0.1
750,000	(1)	Dryden XXVI Senior Loan Fund 2013-26A CR, 4.447%, (US0003M + 1.850%), 04/15/2029	734,975	0.0
992,500	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,031,805	0.1
750,000	(1)	Galaxy XXII CLO Ltd. 2016-22A DR, 5.701%, (US0003M + 3.100%), 07/16/2028	743,503	0.0
990,817	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,065,077	0.1
3,910,371	(1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	4,081,912	0.2
1,000,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.844%, (US0001M + 1.450%), 03/17/2037	996,367	0.1
5,000,000	(1)	Invitation Homes 2018-SFR3 D Trust, 4.044%, (US0001M + 1.650%), 07/17/2037	5,000,569	0.3
1,000,000	(1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,093,513	0.1
2,000,000	(1)	LCM XIV L.P. 14A CR, 4.442%, (US0003M + 1.850%), 07/20/2031	1,943,998	0.1
1,350,000	(1)	LCM XVIII L.P. 18A CR, 4.442%, (US0003M + 1.850%), 04/20/2031	1,295,995	0.1
1,000,000	(1)	LCM XX L.P. 20A-CR, 4.542%, (US0003M + 1.950%), 10/20/2027	989,993	0.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,500,000	(1)	LCM XX L.P. 20A-DR, 5.392%, (US0003M + 2.800%), 10/20/2027	$1,471,786	0.1
2,800,000	(1)	LCM XXII Ltd. 22A CR, 5.392%, (US0003M + 2.800%), 10/20/2028	2,699,740	0.1
971,779	(1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,081,842	0.1
4,050,000	(1)	LoanCore 2019-CRE2 AS Issuer Ltd., 3.894%, (US0001M + 1.500%), 05/09/2036	4,061,359	0.2
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 4.492%, (US0003M + 1.900%), 04/19/2030	986,107	0.1
2,500,000	(1)	Madison Park Funding XIX Ltd. 2015-19A B1R, 4.804%, (US0003M + 2.300%), 01/22/2028	2,499,952	0.1
2,000,000	(1)	Madison Park Funding XXXII Ltd. 2018-32A C, 5.492%, (US0003M + 2.900%), 01/22/2031	2,014,642	0.1
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 4.447%, (US0003M + 1.850%), 04/15/2031	972,885	0.0
2,000,000	(1)	Magnetite XV Ltd. 2015-15A CR, 4.380%, (US0003M + 1.800%), 07/25/2031	1,929,904	0.1
4,000,000	(1)	Mariner CLO 2015-1A DR LLC, 6.242%, (US0003M + 3.650%), 04/20/2029	4,000,224	0.2
1,500,000	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,508,760	0.1
1,700,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,759,582	0.1
1,700,000	(1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	1,743,924	0.1
2,000,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,032,766	0.1
4,050,000	(1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,049,383	0.2
1,154,175	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,192,167	0.1
2,500,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,531,962	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,709,088	(1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	$2,839,610	0.1
2,039,795	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,075,664	0.1
700,000	(1)	Ocean Trails CLO IV 2013-4A DR, 5.535%, (US0003M + 3.000%), 08/13/2025	699,965	0.0
2,000,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A C, 4.992%, (US0003M + 2.400%), 07/20/2030	1,986,718	0.1
2,250,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A C, 4.847%, (US0003M + 2.250%), 07/15/2029	2,215,508	0.1
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 4.442%, (US0003M + 1.850%), 01/20/2031	586,128	0.0
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.697%, (US0003M + 2.100%), 04/15/2026	249,980	0.0
1,000,000	(1)	Octagon Investment Partners XXIII Ltd. 2015-1A CR, 4.447%, (US0003M + 1.850%), 07/15/2027	988,936	0.1
1,500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 4.770%, (US0003M + 2.450%), 07/20/2032	1,499,999	0.1
1,545,000	(1)	OHA Credit Partners IX Ltd 2013-9A DR, 5.892%, (US0003M + 3.300%), 10/20/2025	1,547,114	0.1
2,185,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.447%, (US0003M + 4.850%), 10/15/2025	2,180,294	0.1
1,500,000	(1)	Palmer Square Loan Funding 2018-1A D Ltd., 6.547%, (US0003M + 3.950%), 04/15/2026	1,396,748	0.1
1,000,000	(1)	Palmer Square Loan Funding 2018-1A E Ltd., 8.497%, (US0003M + 5.900%), 04/15/2026	881,951	0.0
1,500,000	(1),(10)	Palmer Square Loan Funding 2018-2A C Ltd., 4.547%, (US0003M + 1.950%), 07/15/2026	1,453,910	0.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,000,000	(1)	Palmer Square Loan Funding 2018-4 D Ltd., 6.768%, (US0003M + 4.250%), 11/15/2026	$2,947,281	0.2
1,588,000	(1)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	1,639,862	0.1
659,709	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.869%, 01/25/2036	663,716	0.0
400,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	400,172	0.0
670,000	(1)	Recette CLO Ltd. 2015-1A DR, 5.342%, (US0003M + 2.750%), 10/20/2027	663,311	0.0
2,050,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,111,433	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,112,810	0.2
2,750,000	(1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,814,517	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	3,057,928	0.2
4,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,040,274	0.2
1,954,698	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,105,842	0.1
1,200,000	(1)	Symphony Credit Opportunities Fund Ltd. 2015-2A CR, 4.857%, (US0003M + 2.260%), 07/15/2028	1,200,023	0.1
1,094,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,157,196	0.1
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 4.375%, (US0003M + 1.850%), 11/18/2030	957,184	0.0
4,000,000	(1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	4,269,558	0.2
3,450,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,640,207	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.551%, (US0003M + 1.950%), 07/18/2031	$1,941,260	0.1
1,000,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 4.697%, (US0003M + 2.100%), 07/15/2028	994,940	0.1
300,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.822%, (US0003M + 1.230%), 07/20/2030	298,929	0.0
2,000,000	(1),(3)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,090,139	0.1
2,500,000	(1),(3)	Towd Point Mortgage Trust 2017-6 A2, 3.000%, 10/25/2057	2,486,837	0.1
600,000	(1),(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	579,217	0.0
5,411,000	(1),(3)	Towd Point Mortgage Trust 2018-1 B1, 4.006%, 01/25/2058	5,503,413	0.3
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 4.442%, (US0003M + 1.850%), 04/20/2031	1,441,928	0.1
1,795,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 4.497%, (US0003M + 1.900%), 04/15/2027	1,778,876	0.1
985,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	990,447	0.1
3,400,000	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,420,097	0.2
2,000,000	(1)	West CLO 2014-2A BR Ltd., 4.351%, (US0003M + 1.750%), 01/16/2027	1,980,324	0.1
			201,906,016	10.5

		Student Loan Asset-Backed Securities: 1.0%
1,526,000	(1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	1,539,246	0.1
396,130	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	392,991	0.0
1,086,000	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	1,100,592	0.1
1,821,173	(1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,851,430	0.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	$3,888,989	0.2
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,007,629	0.0
2,250,000	(1),(3)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,322,865	0.1
1,000,000	(1),(3)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,055,920	0.1
1,000,000	(1),(3)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,037,488	0.0
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,039,113	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,045,607	0.1
2,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,047,005	0.1
			18,328,875	1.0

	Total Asset-Backed Securities
	(Cost $239,133,675)		241,458,399	12.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.4%
		Federal Home Loan Mortgage Corporation: 1.3%(11)
24,004,566		3.500%, 05/01/2049	24,555,231	1.3

		Government National Mortgage Association: 5.2%
72,550,000	(10)	3.000%, 08/01/2044	73,995,332	3.9
24,400,000	(10)	4.500%, 07/01/2044	25,436,524	1.3
			99,431,856	5.2

		Uniform Mortgage-Backed Security: 8.9%
13,625,000	(10)	3.000%, 08/01/2033	13,885,869	0.7
13,200,000	(10)	3.000%, 08/01/2048	13,297,296	0.7
70,400,000	(10)	3.500%, 07/25/2049	71,956,500	3.7
64,732,000	(10)	4.000%, 07/25/2049	66,892,683	3.5
5,975,000	(10)	4.500%, 07/25/2049	6,243,992	0.3
7,171		5.500%, 10/01/2039	7,807	0.0
			172,284,147	8.9

	Total U.S. Government Agency Obligations
	(Cost $295,887,550)		296,271,234	15.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 1.5%
		Treasury Inflation Indexed Protected Securities: 1.5%
27,467,308		0.875%, 01/15/2029	$28,927,614	1.5

	Total U.S. Treasury Obligations
	(Cost $28,273,253)		28,927,614	1.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.0%
5,000,000	(1)	Atrium Hotel Portfolio Trust 2018-ATRM C, 4.044%, (US0001M + 1.650%), 06/15/2035	5,010,206	0.3
6,700,000	(1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	5,177,422	0.3
5,320,000	(1),(3),(6)	BANK 2017-BNK4 XE, 1.631%, 05/15/2050	523,036	0.0
1,500,000	(1),(3)	BANK 2017-BNK5 D, 3.078%, 06/15/2060	1,333,572	0.1
1,600,000	(1),(3)	BANK 2017-BNK6 E, 2.792%, 07/15/2060	1,094,789	0.1
16,600,000	(1),(3),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,655,802	0.1
4,500,000	(1)	BANK 2018-BNK14 D, 3.000%, 09/15/2060	4,099,791	0.2
51,299,755	(3),(6)	BANK 2019-BN17 XA, 1.191%, 04/15/2052	4,318,916	0.2
3,799,000	(1),(3)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.342%, 02/27/2048	3,387,992	0.2
1,000,000	(1),(3)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.178%, 11/26/2047	892,850	0.0
77,545,011	(3),(6)	Benchmark 2018-B4 XA, 0.693%, 07/15/2051	2,864,172	0.1
104,686,000	(3),(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.605%, 05/15/2053	3,467,598	0.2
53,350,979	(3),(6)	Benchmark 2019-B10 XA Mortgage Trust, 1.395%, 03/15/2062	5,019,794	0.3
42,285,000	(1),(3),(6)	BENCHMARK 2019-B10 XB Mortgage Trust, 1.063%, 03/15/2062	3,389,375	0.2
3,090,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,774,024	0.1
7,330,000	(1),(3),(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	1,174,320	0.1
2,580,000	(1)	BXMT 2017-FL1 C Ltd., 4.344%, (US0001M + 1.950%), 06/15/2035	2,586,517	0.1
1,500,000	(1)	BXMT 2017-FL1 D Ltd., 5.094%, (US0001M + 2.700%), 06/15/2035	1,506,086	0.1

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,990,000	(1),(3)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	$5,280,572	0.3
1,010,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.944%, (US0001M + 2.550%), 12/15/2037	1,022,362	0.1
92,476,563	(3),(6)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.305%, 05/15/2052	8,089,813	0.4
8,206,978	(3),(6)	CD 2016-CD1 Mortgage Trust XA, 1.552%, 08/10/2049	624,978	0.0
14,660,000	(1),(3),(6)	CD 2016-CD1 Mortgage Trust XB, 0.814%, 08/10/2049	663,251	0.0
2,140,256	(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.272%, 04/15/2044	1,943,348	0.1
1,000,000	(1),(3)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.262%, 11/10/2046	1,028,859	0.1
4,826,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	4,742,397	0.2
6,030,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	5,179,393	0.3
3,425,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.262%, 03/10/2047	3,662,916	0.2
2,130,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	1,844,023	0.1
1,270,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,127,795	0.1
27,736,543	(3),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.262%, 10/12/2050	1,871,423	0.1
4,600,000	(1)	Citigroup Commercial Mortgage Trust 2017-P7 D, 3.250%, 04/14/2050	4,104,173	0.2
3,000,000	(3)	COMM 2012-CCRE2 C Mortgage Trust, 4.993%, 08/15/2045	3,104,798	0.2
3,966,014	(3),(6)	COMM 2012-CR1 XA, 2.039%, 05/15/2045	171,753	0.0
11,155,705	(3),(6)	COMM 2012-CR3 XA, 2.024%, 10/15/2045	543,676	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
955,061	(3),(6)	COMM 2012-CR4 XA, 1.915%, 10/15/2045	$45,448	0.0
7,128,034	(1),(3),(6)	COMM 2012-LTRT XA, 1.089%, 10/05/2030	169,800	0.0
2,200,000	(1),(3)	COMM 2013-LC6 D Mortgage Trust, 4.404%, 01/10/2046	2,250,626	0.1
11,168,020	(3),(6)	COMM 2016-COR1 XA, 1.592%, 10/10/2049	839,841	0.0
2,826,855	(3),(6)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	96,327	0.0
1,000,000	(3)	COMM 2017-COR2 C, 4.714%, 09/10/2050	1,059,614	0.1
21,514,513	(3),(6)	COMM 2017-COR2 XA, 1.328%, 09/10/2050	1,670,324	0.1
3,962,000	(1),(3)	Core Industrial Trust 2015-TEXW E, 3.977%, 02/10/2034	4,077,404	0.2
68,865	(3)	Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/2038	69,523	0.0
3,840,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 5.044%, (US0001M + 2.650%), 05/15/2036	3,862,708	0.2
1,430,000	(3)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.343%, 06/15/2057	1,380,934	0.1
10,480,000	(1),(3)	CSAIL 2016-C6 D Commercial Mortgage Trust, 4.909%, 01/15/2049	10,269,480	0.5
3,450,000	(1)	CSWF 2018-TOP F, 5.144%, (US0001M + 2.750%), 08/15/2035	3,469,743	0.2
2,314,968	(1),(3)	DBUBS 2011-LC1A F Mortgage Trust, 5.885%, 11/10/2046	2,366,735	0.1
5,000,000	(1),(3)	DBUBS 2011-LC2A D, 5.714%, 07/10/2044	5,216,478	0.3
2,450,000	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	2,486,156	0.1
5,000,000	(1)	DBWF 2018-GLKS D Mortgage Trust, 4.790%, (US0001M + 2.400%), 11/19/2035	5,013,207	0.3
4,800,000	(1),(3)	DBJPM 16-C3 F Mortgage Trust, 4.383%, 08/10/2049	3,758,716	0.2

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,390,000	(1),(3)	DBJPM 16-C3 G Mortgage Trust, 4.383%, 08/10/2049	$3,687,413	0.2
4,160,000	(1)	Exantas Capital Corp. 2019-RSO7 D Ltd., 5.094%, (US0001M + 2.700%), 04/15/2036	4,171,742	0.2
6,647,708	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.553%, 02/25/2020	197,606	0.0
16,928,081	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.307%, 02/25/2042	959,997	0.0
7,470,000	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	523,743	0.0
8,937,711	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.081%, 02/25/2041	331,279	0.0
20,330,706	(3),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.968%, 01/25/2026	2,343,907	0.1
669,551	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,265	0.0
203,197,429	(1),(6)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/2047	233,819	0.0
1,000,000	(1)	GPT 2018-GPP E Mortgage Trust, 4.864%, (US0001M + 2.470%), 06/15/2035	995,947	0.0
2,000,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.494%, (US0001M + 2.100%), 07/15/2035	1,996,509	0.1
3,500,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR G, 4.994%, (US0001M + 2.600%), 07/15/2035	3,500,665	0.2
1,010,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	1,012,331	0.1
3,080,000	(3)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.876%, 05/10/2045	3,249,926	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,480,000	(1),(3)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	$3,311,334	0.2
1,330,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	1,105,130	0.1
6,670,000	(1),(3)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	6,106,997	0.3
15,451,809	(3),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.127%, 02/10/2052	1,184,435	0.1
3,760,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	3,771,084	0.2
2,880,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	2,818,993	0.1
41,247,000	(3),(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.234%, 07/10/2052	3,429,977	0.2
180,000	(1),(3)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/2034	178,134	0.0
8,160,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	8,364,662	0.4
5,440,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 4.540%, (US0001M + 2.160%), 07/15/2036	5,439,980	0.3
12,680,000	(1),(3),(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.420%, 12/15/2047	140,985	0.0
17,907	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.536%, 06/12/2041	18,034	0.0
500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 C, 5.582%, 07/15/2046	524,233	0.0
6,150,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	6,167,237	0.3

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	$4,989,905	0.3
5,496,888	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.659%, 06/15/2045	160,391	0.0
2,000,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.255%, 12/15/2047	2,050,691	0.1
5,500,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	5,221,011	0.3
1,000,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.129%, 01/15/2046	1,013,328	0.1
7,470,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	7,019,211	0.4
28,489,543	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.145%, 07/15/2047	858,225	0.0
1,000,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	1,049,512	0.1
1,405,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.808%, 08/15/2047	1,454,479	0.1
4,880,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C25 D, 4.092%, 11/15/2047	4,379,531	0.2
2,440,000	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	2,058,860	0.1
66,167,436	(3),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.445%, 02/15/2048	2,946,992	0.2
62,292,371	(3),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.254%, 10/15/2048	2,413,362	0.1
21,527,311	(3),(6)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 1.047%, 10/15/2050	1,217,113	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
958,082	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	$959,244	0.0
13,925,619	(1),(3),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.265%, 03/10/2050	581,869	0.0
12,214,250	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.165%, 11/15/2046	438,119	0.0
19,828,777	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.235%, 12/15/2047	646,281	0.0
2,980,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.075%, 04/15/2047	3,119,866	0.2
1,000,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.611%, 02/15/2048	1,043,877	0.1
15,784,390	(3),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.960%, 11/15/2052	830,014	0.0
270,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	281,011	0.0
5,970,000	(1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	5,891,166	0.3
4,268,000	(1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	4,129,055	0.2
4,220,000	(1),(5)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	4,045,925	0.2
4,841,000	(1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	4,348,616	0.2
25,660,000	(1),(3),(6)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.956%, 10/15/2051	3,693,639	0.2
910,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	811,831	0.0
38,539,690	(3),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.938%, 12/15/2050	2,109,451	0.1

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,519,000	(1)	PFP 2017-4 E Ltd., 7.244%, (US0001M + 4.850%), 07/14/2035	$3,583,450	0.2
8,091,000	(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	7,736,732	0.4
4,470,000	(1),(3)	Ready Capital Mortgage Trust 2019-5 D, 5.645%, 02/25/2052	4,473,884	0.2
3,743,087	(1)	SLIDE 2018-FUN E, 4.694%, (US0001M + 2.300%), 06/15/2031	3,778,225	0.2
3,630,403	(1)	SLIDE 2018-FUN F, 5.394%, (US0001M + 3.000%), 06/15/2031	3,667,177	0.2
1,000,000	(1),(3)	UBS Commercial Mortgage Trust 2017-C5, 4.462%, 11/15/2050	957,979	0.0
46,037,187	(3),(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.731%, 04/15/2052	5,238,981	0.3
2,500,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2013-C6 D, 4.455%, 04/10/2046	2,407,594	0.1
8,329,649	(1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	6,864,056	0.4
30,000,000	(3),(6)	Wells Fargo Commercial Mortgage Trust 2016-C36 XB, 0.818%, 11/15/2059	1,380,237	0.1
78,780,000	(3),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.627%, 11/15/2049	2,973,299	0.2
20,896,941	(3),(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.126%, 10/15/2050	1,243,339	0.1
2,464,134	(1)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.551%, (US0001M + 2.157%), 12/15/2036	2,465,219	0.1
8,430,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	7,329,445	0.4

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
386,668	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.988%, 08/15/2045	$17,163	0.0
2,973,235	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.065%, 11/15/2045	153,575	0.0
960,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.407%, 03/15/2045	824,156	0.0
10,350,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	8,683,411	0.4
5,478,015	(1),(3),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.408%, 03/15/2048	198,411	0.0
8,800,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.230%, 12/15/2046	9,259,663	0.5
760,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	688,032	0.0
3,000,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,463,936	0.1
42,869,767	(3),(6)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.018%, 03/15/2046	1,106,211	0.1
7,735,000	(1),(3)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	7,745,320	0.4
1,500,000	(1),(3)	WFLD 2014-MONT D Mortgage Trust, 3.880%, 08/10/2031	1,477,053	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $352,514,845)		365,631,343	19.0

	Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.0%
Total Purchased Options
(Cost $558,825)	213,163	0.0

Total Long-Term Investments
(Cost $1,856,943,723)	1,905,196,128	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 17.7%
		Repurchase Agreements(13): 0.3%
1,532,550	(13)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,532,865, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,563,201, due 06/01/46-07/01/49)	$1,532,550	0.0
1,532,550	(13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,532,869, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,563,201, due 06/30/19-05/20/69)	1,532,550	0.1
1,532,550	(13)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,532,865, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,563,201, due 07/02/19-01/20/63)	1,532,550	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(13) (continued)
1,532,550	(13)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,532,867, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,563,208, due 07/05/19-08/16/23)	$1,532,550	0.1
452,385	(13)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $452,479, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $461,433, due 07/31/19-06/30/22)	452,385	0.0
			6,582,585	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 17.4%
8,891,559	(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%	8,891,559	0.5
324,876,000	(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%	324,876,000	16.9
	Total Mutual Funds
	(Cost $333,767,559)		333,767,559	17.4

	Total Short-Term Investments
	(Cost $340,350,144)		340,350,144	17.7

	Total Investments in Securities (Cost $2,197,293,867)		$2,245,546,272	116.8
	Liabilities in Excess of Other Assets		(323,113,749)	(16.8)
	Net Assets		$1,922,432,523	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.
(10)	Settlement is on a when-issued or delayed-delivery basis.
(11)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	Represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of June 30, 2019.

CLP	Chilean Peso
EUR	EU Euro

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)(1)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Purchased Options	$–	$213,163	$–	$213,163
Corporate Bonds/Notes	–	231,343,927	–	231,343,927
Collateralized Mortgage Obligations	–	440,631,797	–	440,631,797
Bank Loans	–	264,023,116	–	264,023,116
U.S. Treasury Obligations	–	28,927,614	–	28,927,614
Commercial Mortgage-Backed Securities	–	361,585,418	4,045,925	365,631,343
Asset-Backed Securities	–	241,458,399	–	241,458,399
U.S. Government Agency Obligations	–	296,271,234	–	296,271,234
Sovereign Bonds	–	36,695,535	–	36,695,535
Short-Term Investments	333,767,559	6,582,585	–	340,350,144
Total Investments, at fair value	$333,767,559	$1,907,732,788	$4,045,925	$2,245,546,272
Other Financial Instruments+
Centrally Cleared Swaps	–	845,690	–	845,690
Forward Foreign Currency Contracts	–	1,812,798	–	1,812,798
Forward Premium Swaptions	–	680,595	–	680,595
Futures	21,004	–	–	21,004
Total Assets	$333,788,563	$1,911,071,871	$4,045,925	$2,248,906,359
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(2,194,154)	$–	$(2,194,154)
Forward Foreign Currency Contracts	–	(1,019,053)	–	(1,019,053)
Forward Premium Swaptions	–	(18,837)	–	(18,837)
Futures	(2,957,329)	–	–	(2,957,329)
Total Liabilities	$(2,957,329)	$(3,232,044)	$–	$(6,189,373)

(1)	For the period ended June 30, 2019, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $21,780,046 were transferred from Level 3 to Level 2 within the fair value hierarchy due to signficant other unobservable inputs becoming available.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 97,857,944	USD 10,567,000	Barclays Bank PLC	07/26/19	$(9,009)
NOK 490,064,461	USD 57,327,972	Barclays Bank PLC	07/26/19	168,760
USD 46,899	BRL 182,623	Barclays Bank PLC	08/23/19	(424)
MXN 164,119	USD 8,464	Barclays Bank PLC	08/23/19	11
MYR 131,109	USD 31,642	Barclays Bank PLC	08/23/19	80
USD 72,376	HUF 20,830,886	Barclays Bank PLC	08/23/19	(1,193)
ILS 120,173	USD 33,513	Barclays Bank PLC	08/23/19	271
CAD 2,800,621	USD 2,124,677	BNP Paribas	07/26/19	15,192
USD 2,804,000	EUR 2,461,153	BNP Paribas	07/26/19	(320)
EUR 3,131,041	USD 3,577,282	BNP Paribas	07/26/19	(9,669)
USD 61,467	PLN 233,459	BNP Paribas	08/23/19	(1,144)
USD 8,720	COP 28,445,128	BNP Paribas	08/23/19	(102)
USD 1,871,852	NOK 15,866,805	Brown Brothers Harriman & Co.	07/26/19	10,282
USD 9,482,000	EUR 8,316,158	Brown Brothers Harriman & Co.	07/26/19	6,291
USD 4,474,000	NOK 37,913,020	Brown Brothers Harriman & Co.	07/26/19	25,861
SEK 19,203,827	USD 2,048,551	Brown Brothers Harriman & Co.	07/26/19	23,369
EUR 6,573,836	USD 7,489,000	Brown Brothers Harriman & Co.	07/26/19	1,450

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
GBP 14,285,230	USD 18,116,000	Brown Brothers Harriman & Co.	07/26/19	$48,108
NZD 5,095,897	USD 3,356,000	Brown Brothers Harriman & Co.	07/26/19	69,372
USD 10,209,000	NZD 15,191,467	Brown Brothers Harriman & Co.	07/26/19	(2,434)
USD 12,668,000	GBP 9,943,087	Brown Brothers Harriman & Co.	07/26/19	25,060
USD 2,567,000	GBP 2,019,060	Brown Brothers Harriman & Co.	07/26/19	(296)
AUD 23,881,634	USD 16,511,881	Brown Brothers Harriman & Co.	07/26/19	268,926
USD 3,648,363	EUR 3,214,564	Brown Brothers Harriman & Co.	07/26/19	(14,419)
USD 7,653,000	GBP 5,998,340	Brown Brothers Harriman & Co.	07/26/19	25,927
USD 17,009,000	EUR 14,920,346	Brown Brothers Harriman & Co.	07/26/19	8,258
USD 14,202,000	NOK 120,850,655	Citibank N.A.	07/26/19	23,217
NZD 25,847,083	USD 17,288,000	Citibank N.A.	07/26/19	85,949
USD 29,949,000	JPY 3,224,000,566	Citibank N.A.	07/26/19	(11,508)
USD 26,308,000	CHF 25,619,838	Goldman Sachs International	07/26/19	2,285
CHF 2,514,357	USD 2,579,000	Goldman Sachs International	07/26/19	2,670
EUR 51,300,746	USD 58,613,000	Goldman Sachs International	07/26/19	(159,210)
CHF 8,885,858	USD 9,166,000	Goldman Sachs International	07/26/19	(42,256)
USD 56,763,000	EUR 49,825,602	Goldman Sachs International	07/26/19	(9,962)
USD 30,521	PEN 102,073	Goldman Sachs International	08/23/19	(408)
USD 65,980	RUB 4,261,681	Goldman Sachs International	08/23/19	(915)
NZD 15,238,998	USD 10,137,000	HSBC Bank USA N.A.	07/26/19	106,383
CHF 12,556,548	USD 12,891,000	HSBC Bank USA N.A.	07/26/19	1,704
USD 6,376,638	CLP 4,430,430,782	HSBC Bank USA N.A.	08/23/19	(164,463)
USD 45,058	IDR 646,222,949	HSBC Bank USA N.A.	08/23/19	(386)
NZD 5,064,040	USD 3,353,000	JPMorgan Chase Bank N.A.	07/26/19	50,957
USD 6,678,637	JPY 716,025,645	JPMorgan Chase Bank N.A.	07/26/19	24,640
CZK 943,369	USD 41,302	JPMorgan Chase Bank N.A.	08/23/19	925
USD 28,879	PHP 1,499,125	JPMorgan Chase Bank N.A.	08/23/19	(306)
ZAR 180,127	USD 12,300	JPMorgan Chase Bank N.A.	08/23/19	402
CAD 114,951,494	USD 87,066,431	Morgan Stanley	07/26/19	764,470
USD 37,915,000	CAD 49,617,980	Morgan Stanley Capital Services LLC	07/26/19	3,427
USD 2,679,000	GBP 2,106,738	Morgan Stanley Capital Services LLC	07/26/19	218
CHF 2,615,773	USD 2,691,000	Morgan Stanley Capital Services LLC	07/26/19	(5,199)
USD 10,773,000	AUD 15,373,002	Morgan Stanley Capital Services LLC	07/26/19	(29,082)
USD 2,571,000	NZD 3,835,430	Morgan Stanley Capital Services LLC	07/26/19	(7,108)
TRY 74,344	USD 12,249	Morgan Stanley Capital Services LLC	08/23/19	216
USD 18,460,107	GBP 14,558,233	State Street Bank and Trust Co.	07/26/19	(51,133)
USD 17,985,103	CHF 17,595,454	State Street Bank and Trust Co.	07/26/19	(81,405)
USD 12,475,904	GBP 9,774,525	State Street Bank and Trust Co.	07/26/19	47,296
AUD 2,957,054	USD 2,077,000	State Street Bank and Trust Co.	07/26/19	821
CHF 10,752,876	USD 11,063,126	State Street Bank and Trust Co.	07/26/19	(22,381)
USD 16,387,812	NZD 24,966,642	State Street Bank and Trust Co.	07/26/19	(394,321)
				$793,745

At June 30, 2019, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 10-Year Note	(484)	09/19/19	$(61,936,875)	$(1,177,259)
U.S. Treasury 2-Year Note	(319)	09/30/19	(68,642,320)	21,004
U.S. Treasury 5-Year Note	(441)	09/30/19	(52,106,906)	(757,222)
U.S. Treasury Long Bond	(17)	09/19/19	(2,645,094)	(8,045)
U.S. Treasury Ultra 10-Year Note	(321)	09/19/19	(44,338,125)	(485,644)
U.S. Treasury Ultra Long Bond	(119)	09/19/19	(21,129,938)	(529,159)
			$(250,799,258)	$(2,936,325)

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.765%	Annual	06/01/27	PLN	6,000,000	$88,203	$86,558

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.596%	Semi-Annual	04/11/20	USD	90,000,000	$349,089	$349,089
Pay	3-month USD-LIBOR	Quarterly	2.026	Semi-Annual	03/12/22	USD	258,000	1,849	1,849
Pay	3-month USD-LIBOR	Quarterly	2.246	Semi-Annual	03/12/25	USD	49,000	1,223	1,223
Pay	3-month USD-LIBOR	Quarterly	2.238	Semi-Annual	03/09/26	USD	20,892,000	406,971	406,971
Receive	3-month USD-LIBOR	Quarterly	2.620	Semi-Annual	04/13/20	USD	23,800,000	(96,248)	(96,248)
Receive	3-month USD-LIBOR	Quarterly	1.923	Semi-Annual	03/20/22	USD	575,000	(2,620)	(2,620)
Receive	3-month USD-LIBOR	Quarterly	2.839	Semi-Annual	04/11/28	USD	12,000,000	(899,945)	(899,945)
Receive	3-month USD-LIBOR	Quarterly	2.435	Semi-Annual	03/26/29	USD	27,140,000	(1,195,341)	(1,195,341)
								$(1,346,819)	$(1,348,464)

At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Deutsche Bank AG	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	2,600,000,000	$520,000	$196,661
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	123,963,000	22,809	9,376
Put on 1-Year Interest Rate Swap(1)	Societe Generale	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	94,212,000	16,016	7,126
								$558,825	$213,163

At June 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD	70,377,000	$(36,947,925)	$15,160
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.070%	Receive	3-month USD-LIBOR	03/16/20	USD	31,026,000	(1,573,018)	61,081
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	39,324,000	(2,017,321)	54,142
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	121,718,000	(6,031,127)	385,303
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD	60,618,000	–	164,909

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD	59,117,000	$(3,119,900)	$(2,697)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	68,465,000	(3,625,222)	(16,140)
								$(53,314,513)	$661,758

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,197,672,925.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$61,285,501
Gross Unrealized Depreciation	(16,067,298)

Net Unrealized Appreciation	$45,218,203